UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23112

JANUS DETROIT STREET TRUST
(Exact name of registrant as specified in charter)

151 Detroit Street,
Denver, Colorado 80206-4805
(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Byron D. Hittle 151 Detroit Street Denver, Colorado 80206-4805	Eric S. Purple Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006

Registrant’s telephone number, including area code: 303-333-3863
Date of fiscal year end: October 31
Date of reporting period: October 31, 2021

Item 1. Report to Shareholders.

ANNUAL REPORT
October 31, 2021
Janus Henderson Small/Mid Cap Growth
Alpha ETF
Janus Detroit Street Trust

Janus Henderson Small/Mid Cap Growth Alpha ETF

Janus Henderson Small/Mid Cap Growth Alpha ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson Small/Mid Cap Growth Alpha ETF
(JSMD) seeks investment results that correspond
generally, before fees and expenses, to the performance
of its underlying index, the Janus Henderson Small/
Mid Cap Growth Alpha Index. It pursues its investment
objective by using a passive index-based approach,
normally investing at least 80% of its net assets in
securities that comprise its underlying index.
PERFORMANCE OVERVIEW
U.S. small- and mid-cap equities rose for the period, but were volatile. Stocks advanced strongly in the fourth quarter of 2020 as resilient economic and earnings growth and optimism over new COVID-19 vaccines lifted investor sentiment. Congress also passed the $1.9 trillion American Rescue Plan, which included cash payments to most households. Stock market gains continued through the first half of 2021, as an accelerating vaccine rollout helped support healthy economic and earnings growth. However, stocks suffered periods of downward volatility, especially in the third quarter of 2021 as the spread of the new Delta variant led to renewed pandemic concerns. Supply constraints and higher input costs also fueled inflation, which drove interest rates higher late in the third quarter.
The Federal Reserve signaled it would likely begin tapering its monetary support before year-end, which added to upward pressure on interest rates. Through much of the period, investors shifted between growth stocks and more cyclically driven value opportunities. Small- and mid-cap growth stocks in the Russell 2500 TM Growth Index ended the 12-month period with solid gains but underperformed the broader small- and mid-cap universe, as measured by the Russell 2500 TM Index.
During the period, the Janus Henderson Small/Mid Cap Growth Alpha ETF (JSMD) returned 29.81% (based on
NAV); its primary benchmark, the Janus Henderson Small/Mid Cap Growth Alpha Index, returned 30.18%, and its secondary benchmark, the Russell 2500 Growth Index, returned 37.12%.
JSMD seeks investment results that correspond generally, before fees and expenses, to the performance of its primary benchmark. The strategy seeks to provide risk-adjusted outperformance by identifying top-tier small- and mid-cap companies with some of the strongest fundamentals that the advisor believes can deliver sustainable growth in a variety of market environments.

Janus Henderson Small/Mid Cap Growth Alpha ETF
(unaudited)
Fund At A Glance
October 31, 2021
2 October 31, 2021
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
PPD, Inc.
Life Sciences Tools & Services 3.1%
Ubiquiti, Inc.
Communications Equipment 2.9%
Paylocity Holding Corp.
Software 2.7%
Bentley Systems, Inc.
Software 2.5%
Medpace Holdings, Inc.
Life Sciences Tools & Services 2.3%
13.5%
Sector Allocation
– (% of Net Assets)
Consumer, Non-cyclical 32.9%
Technology 20.4%
Consumer, Cyclical 13.3%
Industrial 13.2%
Financial 9.5%
Communications 8.1%
Investments Purchased with Cash Collateral from Securities
Lending 3.1%
Basic Materials 1.8%
Utilities 0.6%
Energy 0.2%
Investment Companies 0.0%
103.1%

Janus Henderson Small/Mid Cap Growth Alpha ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Total annual expense ratio as stated in the prospectus: 0.30%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
The index provider is Janus Henderson Indices LLC (“JH Indices”). JH Indices maintains the indices and calculates the index levels and performance shown or discussed but does not manage actual assets. JH Indices receives compensation in connection with licensing its indices to third parties including the provision of any related data. JH Indices does not receive compensation for licensing the index to Janus Capital Management LLC with respect to the Fund.
Average Annual Total Return for the periods ended October 31, 2021
One
Year
Five
Years
Since
Inception
*
Janus Henderson Small/Mid Cap Growth Alpha ETF - NAV 29.81% 19.08% 19.78%
Janus Henderson Small/Mid Cap Growth Alpha ETF - Market Price 29.75% 19.07% 19.79%
Janus Henderson Small/Mid Cap Growth Alpha Index 30.18% 19.52% 20.25%
Russell 2500
TM
Growth Index 37.12% 20.69% 20.81%
* The Fund commenced operations on February 23, 2016.

Janus Henderson Small/Mid Cap Growth Alpha ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2021
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/21)
Ending Account
Value
(10/31/21)
Expenses
Paid During
Period
(5/1/21 - 10/31/21)
†
Beginning Account
Value
(5/1/21)
Ending Account
Value
(10/31/21)
Expenses
Paid During
Period
(5/1/21 - 10/31/21)
†
Net Annualized
Expense Ratio
(5/1/21 - 10/31/21)
$1,000.00 $993.10 $1.51 $1,000.00 $1,023.69 $1.53 0.30%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson Small/Mid Cap Growth Alpha ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Small/Mid Cap Growth
Alpha ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Small/Mid Cap Growth Alpha ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 17, 2021
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2021
6 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 0.3%
Aerojet Rocketdyne Holdings, Inc. 12,858 $ 565,881
Auto Components - 0.9%
Fox Factory Holding Corp.* 5,111 822,615
LCI Industries 3,068 428,416
Patrick Industries, Inc. 2,875 223,991
XPEL, Inc.* 3,351 254,341
1,729,363
Banks - 2.6%
Amalgamated Financial Corp. 1,877 34,462
Ameris Bancorp 4,207 220,405
Bancorp, Inc. (The)* 3,439 105,061
Bank First Corp.
#
463 32,868
Business First Bancshares, Inc. 1,238 33,030
Byline Bancorp, Inc. 2,276 58,630
Camden National Corp. 903 42,983
Coastal Financial Corp.* 725 27,586
Farmers National Banc Corp. 1,709 30,454
First Citizens BancShares , Inc. - Class A 583 474,504
First Financial Bankshares , Inc. 8,585 435,431
First Foundation, Inc. 2,705 71,980
First Horizon Corp. 33,132 562,250
Glacier Bancorp, Inc. 6,669 368,729
Guaranty Bancshares, Inc. 727 27,292
HarborOne Bancorp, Inc. 3,326 47,795
Hilltop Holdings, Inc. 4,895 173,479
Independent Bank Corp. 1,299 29,266
Independent Bank Group, Inc. 2,605 188,315
Live Oak Bancshares, Inc. 2,583 230,352
Metropolitan Bank Holding Corp.* 503 45,703
National Bank Holdings Corp. - Class A 1,859 80,625
Nicolet Bankshares , Inc.* 584 41,984
Northrim Bancorp, Inc. 375 16,657
Orrstown Financial Services, Inc. 681 16,147
Preferred Bank 901 61,782
QCR Holdings, Inc. 952 52,493
Red River Bancshares, Inc. 440 23,047
Reliant Bancorp, Inc. 995 33,711
ServisFirst Bancshares, Inc. 3,268 262,453
Silvergate Capital Corp. - Class A* 1,599 250,435
SmartFinancial , Inc. 913 23,729
Spirit of Texas Bancshares, Inc. 1,037 25,230
UMB Financial Corp. 2,914 287,961
Western Alliance Bancorp 6,286 729,742
5,146,571
Beverages - 1.7%
Boston Beer Co., Inc. (The) - Class A* 1,686 830,321
Celsius Holdings, Inc.* 12,307 1,187,872
Coca-Cola Consolidated, Inc. 1,181 474,053
National Beverage Corp. 15,422 869,801
3,362,047
Biotechnology - 1.6%
Catalyst Pharmaceuticals, Inc.* 58,596 345,716
Emergent BioSolutions , Inc.* 30,556 1,456,605

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Biotechnology - (continued)
Sage Therapeutics, Inc.* 33,465 $ 1,350,647
3,152,968
Building Products - 3.4%
Advanced Drainage Systems, Inc. 11,300 1,274,640
Builders FirstSource , Inc.* 33,183 1,933,574
PGT Innovations, Inc.* 9,541 203,700
Simpson Manufacturing Co., Inc. 6,955 737,856
Trex Co., Inc.* 18,473 1,965,527
UFP Industries, Inc. 9,905 810,526
6,925,823
Capital Markets - 2.9%
B Riley Financial, Inc. 1,664 119,242
Cboe Global Markets, Inc. 6,431 848,506
Cowen, Inc. - Class A 1,752 66,103
Evercore , Inc. - Class A 2,392 363,201
FactSet Research Systems, Inc. 2,260 1,003,192
Federated Hermes, Inc. 5,883 195,963
Focus Financial Partners, Inc. - Class A* 3,606 226,673
Hamilton Lane, Inc. - Class A 2,189 228,773
Houlihan Lokey , Inc. 3,057 342,629
Interactive Brokers Group, Inc. - Class A 5,920 419,432
LPL Financial Holdings, Inc. 4,840 793,857
PJT Partners, Inc. - Class A 1,475 120,640
StepStone Group, Inc. - Class A 2,432 114,255
Stifel Financial Corp. 6,321 460,611
Tradeweb Markets, Inc. - Class A 6,349 565,696
Victory Capital Holdings, Inc. - Class A 967 36,649
5,905,422
Chemicals - 2.2%
Ingevity Corp.* 15,105 1,176,830
Scotts Miracle- Gro Co. (The) 21,328 3,166,355
4,343,185
Commercial Services & Supplies - 2.0%
IAA, Inc.* 21,586 1,287,605
Rollins, Inc. 78,802 2,776,194
4,063,799
Communications Equipment - 5.1%
Ciena Corp.* 49,548 2,689,961
Lumentum Holdings, Inc.* 23,275 1,922,049
Ubiquiti, Inc. 18,892 5,772,073
10,384,083
Construction & Engineering - 1.3%
Comfort Systems USA, Inc. 5,815 531,898
Construction Partners, Inc. - Class A* 5,847 208,212
IES Holdings, Inc.* 3,339 166,449
MYR Group, Inc.* 2,703 276,111
Primoris Services Corp. 8,603 231,851
WillScot Mobile Mini Holdings Corp.* 36,220 1,258,645
2,673,166
Construction Materials - 1.2%
Eagle Materials, Inc. 16,009 2,375,095
Consumer Finance - 0.8%
Atlanticus Holdings Corp.* 998 77,335

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2021
8 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Consumer Finance - (continued)
Upstart Holdings, Inc.* 4,690 $ 1,510,368
1,587,703
Containers & Packaging - 1.7%
Berry Global Group, Inc.* 51,717 3,389,532
Diversified Consumer Services - 0.9%
Frontdoor , Inc.* 10,409 388,047
Service Corp. International 20,342 1,393,224
1,781,271
Diversified Financial Services - 0.0%
Alerus Financial Corp. 1,039 32,625
Electrical Equipment - 0.2%
Array Technologies, Inc.* 20,335 434,152
Electronic Equipment, Instruments & Components - 1.8%
ePlus , Inc.* 4,322 477,884
Insight Enterprises, Inc.* 11,159 1,056,757
Napco Security Technologies, Inc.* 5,874 281,717
SYNNEX Corp. 16,627 1,745,835
3,562,193
Entertainment - 0.1%
Akazoo SA*
,¢
851 –
Sciplay Corp. - Class A
#
,* 1,268 25,626
World Wrestling Entertainment, Inc. - Class A 2,340 142,951
168,577
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Homes 4 Rent - Class A 6,396 259,678
CareTrust REIT, Inc. 1,927 39,985
CoreSite Realty Corp. 878 125,080
CyrusOne , Inc. 2,463 202,015
Essential Properties Realty Trust, Inc. 2,349 69,977
Innovative Industrial Properties, Inc. 476 125,231
National Storage Affiliates Trust 1,762 110,055
Safehold , Inc. 1,060 79,182
STAG Industrial, Inc. 3,216 139,992
Terreno Realty Corp. 1,402 102,528
1,253,723
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc.* 22,566 1,318,757
Grocery Outlet Holding Corp.* 15,852 351,756
Sprouts Farmers Market, Inc.* 18,872 417,826
Weis Markets, Inc. 4,444 250,242
2,338,581
Food Products - 0.2%
Tattooed Chef, Inc.* 13,543 243,368
Vital Farms, Inc.* 6,603 108,421
351,789
Gas Utilities - 0.1%
Southwest Gas Holdings, Inc. 3,939 272,776
Health Care Equipment & Supplies - 4.7%
Figs, Inc. - Class A
#
,* 84,016 2,823,778
Inari Medical, Inc.* 28,412 2,571,854
LeMaitre Vascular, Inc. 12,324 640,971
Quidel Corp.* 23,691 3,145,454

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Zynex , Inc.* 19,777 $ 247,806
9,429,863
Health Care Providers & Services - 8.2%
Addus HomeCare Corp.* 9,056 846,736
Amedisys , Inc.* 18,569 3,144,474
Chemed Corp. 8,951 4,316,620
Fulgent Genetics, Inc.* 16,798 1,392,890
Innovage Holding Corp.* 77,110 510,468
Joint Corp. (The)* 8,179 715,499
National Research Corp. 14,475 626,768
Pennant Group, Inc. (The)* 16,138 412,649
Privia Health Group, Inc.* 60,169 1,546,343
Progyny , Inc.* 50,865 3,124,637
16,637,084
Health Care Technology - 1.2%
Doximity , Inc. - Class A* 27,799 1,931,474
Simulations Plus, Inc. 11,456 578,528
2,510,002
Hotels, Restaurants & Leisure - 0.3%
Wingstop , Inc. 3,610 622,617
Household Durables - 3.0%
Cavco Industries, Inc.* 1,115 268,024
Century Communities, Inc. 4,093 274,477
Cricut , Inc. - Class A
#
,* 2,969 84,112
Green Brick Partners, Inc.* 6,162 160,520
Helen of Troy Ltd.* 2,927 658,429
Installed Building Products, Inc. 3,605 458,015
iRobot Corp.* 3,404 283,962
LGI Homes, Inc.* 2,990 446,407
Lovesac Co. (The)* 1,832 142,914
M/I Homes, Inc.* 3,559 203,788
MDC Holdings, Inc. 8,573 419,905
Meritage Homes Corp.* 4,569 496,696
Tempur Sealy International, Inc. 23,855 1,060,832
TopBuild Corp.* 3,998 1,027,366
5,985,447
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp. 32,165 630,112
Insurance - 2.0%
American Equity Investment Life Holding Co. 5,580 177,835
Brown & Brown, Inc. 16,986 1,071,987
Enstar Group Ltd.* 1,012 233,549
Fidelity National Financial, Inc. 17,209 824,483
First American Financial Corp. 6,628 484,772
Investors Title Co. 115 22,287
Kinsale Capital Group, Inc. 1,376 257,518
Mercury General Corp. 3,339 181,942
Palomar Holdings, Inc.* 1,531 140,010
Primerica, Inc. 2,381 400,579
Selectquote , Inc.* 9,854 130,960
Stewart Information Services Corp. 1,623 115,509
4,041,431

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2021
10 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Interactive Media & Services - 0.1%
Cargurus , Inc.* 5,209 $ 174,710
ZipRecruiter, Inc. - Class A* 4,302 119,509
294,219
Internet & Direct Marketing Retail - 0.6%
1-800-Flowers.com, Inc. - Class A* 4,484 144,026
Poshmark , Inc. - Class A* 4,891 118,998
Revolve Group, Inc.* 4,617 346,460
Shutterstock , Inc. 4,445 538,512
Waitr Holdings, Inc.* 14,233 27,612
1,175,608
IT Services - 3.2%
Concentrix Corp. 16,718 2,970,454
Paymentus Holdings, Inc. - Class A
#
,* 4,443 113,741
SolarWinds Corp.
#
50,589 814,483
Squarespace, Inc. - Class A
#
,* 28,861 1,123,847
TTEC Holdings, Inc. 15,042 1,419,815
6,442,340
Leisure Products - 0.2%
American Outdoor Brands, Inc.* 1,712 38,999
Johnson Outdoors, Inc. - Class A 1,083 114,993
Malibu Boats, Inc. - Class A* 2,531 178,714
332,706
Life Sciences Tools & Services - 6.8%
Maravai LifeSciences Holdings, Inc. - Class A* 65,069 2,751,768
Medpace Holdings, Inc.* 20,382 4,617,542
PPD, Inc.* 132,717 6,260,261
13,629,571
Machinery - 1.0%
Energy Recovery, Inc.* 9,152 185,969
Hyliion Holdings Corp.* 27,712 224,190
Toro Co. (The) 17,145 1,636,833
2,046,992
Media - 0.5%
Cable One, Inc. 312 533,898
Loral Space & Communications, Inc. 1,110 55,300
Nexstar Media Group, Inc. - Class A 2,166 324,748
PubMatic, Inc. - Class A* 2,408 68,821
982,767
Metals & Mining - 1.2%
Royal Gold, Inc. 25,079 2,483,323
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Broadmark Realty Capital, Inc. 7,999 82,549
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 4,742 286,417
368,966
Multiline Retail - 0.3%
Ollie's Bargain Outlet Holdings, Inc.* 7,924 536,138
Multi-Utilities - 0.1%
Black Hills Corp. 4,231 280,854
Personal Products - 0.3%
BellRing Brands, Inc. - Class A* 6,529 175,108
Medifast , Inc. 1,939 380,567
555,675

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Pharmaceuticals - 2.0%
Corcept Therapeutics, Inc.* 65,965 $ 1,187,370
Innoviva , Inc.* 39,543 690,026
Pacira BioSciences , Inc.* 25,297 1,322,527
Supernus Pharmaceuticals, Inc.* 30,239 902,634
4,102,557
Professional Services - 3.7%
ASGN, Inc.* 8,471 1,013,640
Booz Allen Hamilton Holding Corp. 21,648 1,880,345
CACI International, Inc. - Class A* 3,777 1,086,416
FTI Consulting, Inc.* 5,490 790,121
Insperity , Inc. 6,183 772,875
Legalzoom.com, Inc.
#
,* 31,532 884,157
TriNet Group, Inc.* 10,546 1,067,783
7,495,337
Real Estate Management & Development - 0.1%
eXp World Holdings, Inc.
#
2,908 150,053
Road & Rail - 1.3%
Marten Transport Ltd. 13,278 220,813
Saia, Inc.* 4,216 1,318,090
TuSimple Holdings, Inc. - Class A
#
,* 29,631 1,159,165
2,698,068
Semiconductors & Semiconductor Equipment - 6.0%
Amkor Technology, Inc. 78,225 1,714,692
CMC Materials, Inc. 9,356 1,201,030
FormFactor , Inc.* 24,852 988,612
MKS Instruments, Inc. 17,754 2,663,988
Power Integrations, Inc. 19,302 1,992,159
Ultra Clean Holdings, Inc.* 14,309 709,297
Universal Display Corp. 15,084 2,763,389
12,033,167
Software - 12.1%
Alarm.com Holdings, Inc.* 15,976 1,346,138
Appfolio , Inc. - Class A* 6,080 800,675
Aspen Technology, Inc.* 21,474 3,364,761
Bentley Systems, Inc. - Class B 86,463 5,114,287
DoubleVerify Holdings, Inc.
#
,* 50,534 1,997,609
Intelligent Systems Corp.
#
,* 2,801 118,566
ironSource Ltd. - Class A
#
,* 200,896 2,288,205
Olo , Inc. - Class A* 8,848 240,843
ON24, Inc.* 14,934 285,687
Paylocity Holding Corp.* 17,481 5,334,152
Qualys , Inc.* 12,466 1,551,768
ShotSpotter, Inc.* 3,737 145,407
SPS Commerce, Inc.* 11,471 1,751,966
Viant Technology, Inc. - Class A* 4,103 48,210
24,388,274
Specialty Retail - 5.3%
Academy Sports & Outdoors, Inc.* 11,182 478,366
America's Car-Mart, Inc.* 797 95,234
Boot Barn Holdings, Inc.* 3,584 374,492
Dick's Sporting Goods, Inc.
#
7,876 978,278
Five Below, Inc.* 6,795 1,340,654
Floor & Decor Holdings, Inc. - Class A* 12,775 1,736,378

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2021
12 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Specialty Retail - (continued)
JOANN, Inc. 5,118 $ 52,306
Leslie's, Inc.* 22,983 475,288
Lithia Motors, Inc. 3,672 1,172,176
MarineMax , Inc.* 2,640 136,726
OneWater Marine, Inc. - Class A 1,417 62,830
RH* 2,553 1,684,035
Sleep Number Corp.* 2,869 253,447
Sportsman's Warehouse Holdings, Inc.* 5,321 91,840
Williams-Sonoma, Inc. 9,119 1,693,672
10,625,722
Technology Hardware, Storage & Peripherals - 0.4%
Corsair Gaming, Inc.
#
,* 30,030 734,233
Turtle Beach Corp.* 5,143 147,913
882,146
Textiles, Apparel & Luxury Goods - 0.0%
Lakeland Industries, Inc.* 976 20,408
Superior Group of Cos., Inc. 1,934 50,265
70,673
Thrifts & Mortgage Finance - 0.7%
Axos Financial, Inc.* 3,580 189,740
Bridgewater Bancshares, Inc.* 1,701 30,771
Essent Group Ltd. 6,747 323,856
FS Bancorp, Inc. 497 17,127
Hingham Institution For Savings The 130 46,961
Merchants Bancorp 1,738 77,219
Meta Financial Group, Inc. 1,926 106,778
NMI Holdings, Inc. - Class A* 5,168 125,479
PennyMac Financial Services, Inc. 3,741 232,167
Southern Missouri Bancorp, Inc. 538 29,267
Walker & Dunlop, Inc. 1,920 249,734
Waterstone Financial, Inc. 1,517 31,356
1,460,455
Tobacco - 0.2%
Vector Group Ltd. 25,446 337,414
Trading Companies & Distributors - 1.1%
Boise Cascade Co. 6,299 356,649
McGrath RentCorp 3,882 280,047
SiteOne Landscape Supply, Inc.* 7,133 1,675,970
2,312,666
Water Utilities - 0.1%
California Water Service Group 3,435 209,123
Pure Cycle Corp.* 1,594 25,010
234,133
Total Common Stocks (cost $182,334,519) 201,576,705
Investment Companies - 0.0%
Money Market Funds - 0.0%
Invesco Liquid Assets Portfolio, 0.0102%
∞
(cost $83,345) 83,320 83,345
Investments Purchased with Cash Collateral from Securities Lending - 3.1%
Investment Companies - 2.5%
Janus Henderson Cash Collateral Fund LLC, 0.0011%
£,∞
4,908,724 4,908,724

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Investments Purchased with Cash Collateral from Securities Lending - (continued)
Time Deposits - 0.6%
Royal Bank of Canada, 0.0300%, 11/1/21 $ 1,227,181 $ 1,227,181
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $6,135,905) 6,135,905
Total Investments (total cost $188,553,769 ) - 103.1% 207,795,955
Liabilities, net of Cash, Receivables and Other Assets - (3.1%) (6,160,620)
Net Assets - 100.0% $201,635,335
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 205,274,201 98.8%
Israel 2,288,205 1.1
Bermuda 233,549 0.1
United Kingdom 0 0.0
Total $ 207,795,955 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
10/31/21
Investments Purchased with Cash Collateral from Securities Lending - 3.1%
Investment Companies - 2.5%
Janus Henderson Cash Collateral Fund LLC, 0.0011%
∞
$ 21,196
Δ
$ – $ – $ 4,908,724
Market Value
at 10/31/20 Purchases Sales
Market Value
at 10/31/21
Investments Purchased with Cash Collateral from Securities Lending - 3.1%
Investment Companies - 2.5%
Janus Henderson Cash Collateral Fund LLC, 0.0011%
∞
$ 2,759,156 $ 53,250,166 $ (51,100,598) $ 4,908,724

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
October 31, 2021
14 October 31, 2021
Janus Henderson Small/Mid Cap
Growth Alpha Index
Janus Henderson Small/Mid Cap Growth Alpha Index is designed to systematically identify small- and mid-
capitalization stocks that are poised for sustainable growth (Smart Growth
®
) by evaluating each company’s
performance in three critical areas: growth, profitability, and capital efficiency. A proprietary methodology is used to score stocks based on a wide range of fundamental measures and select the top 10% (“top-tier”) of such eligible stocks. Stocks are market cap-weighted within sectors with a 3% maximum position size; sectors are weighted to align with the Janus Henderson Triton Fund.
Russell 2500
TM
Growth Index Russell 2500
TM
Growth Index reflects the performance of U.S. small to mid-cap equities with higher price-to-book ratios and higher forecasted growth values.
LLC Limited Liability Company
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended October 31, 2021 is
$0, which represents 0.0% of net assets.
# Loaned security; a portion of the security is on loan at October 31, 2021.
∞ Rate shown is the 7-day yield as of October 31, 2021.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2021 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks
Entertainment
(a)
$ 168,577 $ — $ 0
All Other 201,408,128 — —
Investment Companies 83,345 — —
Investments Purchased with Cash Collateral from Securities
Lending — 6,135,905 —
Total Assets $ 201,660,050 $ 6,135,905 $ 0
(a) There is a security in this category that has a market value of zero.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statement of Assets and Liabilities
October 31, 2021
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $183,645,045)
(1)
$ 202,887,231
Affiliated investments, at value (cost $4,908,724) 4,908,724
Receivables:
Investments sold 45
Dividends 20,074
Affiliated securities lending income, net 6,587
Total Assets 207,822,661
Liabilities:
Collateral on securities loaned (Note 2) 6,135,905
Payables: —
Due to custodian 1,800
Management fees 49,621
Total Liabilities 6,187,326
Net Assets $ 201,635,335
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 189,436,490
Total distributable earnings (loss) 12,198,845
Total Net Assets $ 201,635,335
Net Assets $ 201,635,335
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 2,977,000
Net Asset Value Per Share $ 67 .73
(1) Includes $5,974,817 of securites on loan. See Note 2 in Notes to Financial Statements.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statement of Operations
For the year ended October 31, 2021
16 October 31, 2021
See Notes to Financial Statements.
Investment Income:
Dividends $ 1,068,102
Affiliated securities lending income, net     21,196
Unaffiliated securities lending income, net 480
Total Investment Income 1,089,778
Expenses:
Management Fees 520,903
Total Expenses 520,903
Net Investment Income/(Loss) 568,875
Net Realized Gain/(Loss) on Investments:
Investments $ 35,863,757
Total Net Realized Gain/(Loss) on Investments $ 35,863,757
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 347,482
Total Change in Unrealized Net Appreciation/Depreciation $ 347,482
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 36,780,114

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 17
See Notes to Financial Statements.
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations:
Net investment income/(loss) $ 568,875 $ 240,423
Net realized gain/(loss) on investments 35,863,757 1,646,467
Change in unrealized net appreciation/depreciation 347,482 16,329,095
Net Increase/(Decrease) in Net Assets Resulting from Operations 36,780,114 18,215,985
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (558,730) (278,608)
Net Decrease from Dividends and Distributions to Shareholders (558,730) (278,608)
Capital Share Transactions 50,145,768 209,758
Net Increase/(Decrease) in Net Assets 86,367,152 18,147,135
Net Assets: — —
Beginning of Year   115,268,183 97,121,048
End of Year $ 201,635,335 $ 115,268,183

Janus Henderson Small/Mid Cap Growth Alpha ETF
Financial Highlights
18 October 31, 2021
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2021 2020 2019 2018 2017
Net Asset Value, Beginning of Period $52.35 $44.11 $40.81 $36.77 $28.82
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(1)
0.21 0.11 0.19 0.15 0.10
Net realized and unrealized gain/(loss) 15.38 8.26 3.30 4.03 7.99
Total from Investment Operations 15.59 8.37 3.49 4.18 8.09
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (0.21) (0.13) (0.19) (0.14) (0.14)
Total Dividends and Distributions (0.21) (0.13) (0.19) (0.14) (0.14)
Net Asset Value, End of Period $67.73 $52.35 $44.11 $40.81 $36.77
Total Return 29.81% 19.01% 8.60% 11.37% 28.14%
Net assets, End of Period (in thousands) $201,635 $115,268 $97,121 $51,099 $22,138
Average Net Assets for the Period (in thousands) $174,649 $105,905 $71,903 $36,173 $16,594
Ratios to Average Net Assets
Ratio of Gross Expenses 0.30% 0.32% 0.35% 0.50% 0.50%
Ratio of Net Investment Income/(Loss) 0.33% 0.23% 0.43% 0.37% 0.31%
Portfolio Turnover Rate
(2)
102% 83% 80% 79% 76%
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
1. Organization and Significant Accounting Policies
Janus Henderson Small/Mid Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit
Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small/Mid Cap Growth Alpha Index (the “Underlying Index”). The Fund is
classified as diversified, as defined in the 1940 Act.
Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The NASDAQ Stock Market LLC (“NASDAQ”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting the Distributor, Janus Capital Management LLC (“Janus Capital”
or “Janus” or "Agent") or an affiliate of Janus Capital power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
20 October 31, 2021
available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation Procedures.
Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
22 October 31, 2021
adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including Janus Capital, rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU.
Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. All of these developments may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries that depend on EU countries for significant amounts of trade or investment, or issues with exposure to debt issued by certain EU countries.
Passive Investment Risk
The Fund is not actively managed and therefore the Fund might not sell shares of a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index or the selling of shares is otherwise required upon a rebalancing of the Underlying Index.
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the
Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries.
A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans.
REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded
OTC.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the “SEC”). See “Securities Lending” in the “Notes to Financial Statements” for additional information.
The following tables present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, NA acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending Agreement.
The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus
Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson
Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 5,974,817 $ — $ (5,974,817) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
24 October 31, 2021
activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has
an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral
Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash
Collateral Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral
Fund LLC, rather than to other collateral management options for which Janus Capital does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of October 31,
2021, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $5,974,817 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of October 31, 2021 is $6,135,905, resulting in the net amount due to the counterparty of $161,088.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2021, the Fund’s contractual management fee rate (expressed as an annual rate) was
0.30% of the Fund’s average daily net assets.
Effective June 14, 2021, J.P. Morgan Chase Bank, NA (“JP Morgan") provides certain fund administration services to the
Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. Prior to June 14, 2021, State
Street Bank and Trust Company (“State Street”) provided certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services,
Janus Capital pays JP Morgan, and previously paid State Street, a fee based on a percentage of the Fund’s assets, and a flat fee, for certain services. Janus Capital serves as administrator to the Fund, providing oversight and coordination of the
Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. Effective June 14, 2021, JP Morgan also serves as transfer agent for the shares of the Fund. Prior to June 14, 2021, State Street served as transfer agent for the shares of
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
the Fund. Pursuant to agreements with Janus Capital on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP
Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities. Prior to June 14, 2021, State Street Global Markets, an affiliate of State Street, executed portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS
Distributors, Inc. (the “Distributor”) or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the
Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the
Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and (ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders.
Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, Janus Capital does not intend to seek shareholder approval for implementation of the Plan.
As of October 31, 2021, Janus Capital owned 2,000 shares or 0.07% of the Fund.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended October 31, 2021, the Fund engaged in cross trades amounting to $7,961,198 in purchases and $2,543,129 in sales, resulting in a net realized gain of $192,692. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2021 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2021, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$6,903 $ — $(6,878,236) $ — $ — $ — $19,070,178

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
26 October 31, 2021
During the year ended October 31, 2021, capital loss carryovers of $4,800,372 were utilized by the Fund.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2021 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
5. Capital Share Transactions
Capital Loss Carryover Schedule
For the year ended October 31, 2021
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(6,878,236) $ — $(6,878,236)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$188,725,777 $31,788,727 $(12,718,549) $19,070,178
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$558,730 $ — $ — $ —
For the year ended October 31, 2020
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$278,608 $ — $ — $ —
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$31,176,508 $(9,550) $(31,166,958)
Year Ended October 31, 2021 Year Ended October 31, 2020
Shares Amount Shares Amount
Shares sold 2,000,000 $ 129,840,539 900,000 $ 39,977,929
Shares repurchased (1,225,000) (79,694,771) (900,000) (39,768,171)
Net Increase/(Decrease) 775,000 $ 50,145,768 — $ 209,758

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2021, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2021, the Fund had net realized gain of $13,773,170 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2021 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$176,209,671 $175,399,912 $ — $ —
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$129,806,770 $79,747,298 $ — $ —

Janus Henderson Small/Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
28 October 31, 2021
Proxy Voting Policies and Voting Record
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at
janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on
Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov;
(ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public
Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2021.
Licensing Agreements
Janus Henderson Indices LLC (“JH Indices”) is the Index Provider for the Underlying Index. Janus Capital has entered into a license agreement with JH Indices to use the Underlying Index. JH Indices is affiliated with the Fund and Janus
Capital. This affiliation may create potential conflicts for JH Indices as it may have an interest in the performance of the
Fund, which could motivate it to alter the Underlying Index methodology for the Underlying Index. JH Indices has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.
JH Indices is the licensor of certain trademarks, service marks, and trade names. Neither JH Indices nor any of its affiliates make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by JH Indices without regard to Janus Capital or the Fund. JH Indices has no obligation to take the needs of Janus Capital or the owners of the
Fund into consideration in determining, composing, or calculating the Underlying Index. JH Indices is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.
ALTHOUGH JH INDICES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION
OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE
THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA
INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED
TO THE UNDERLYING INDEX OR DATA. JH INDICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO
RESULTS TO BE OBTAINED BY JANUS CAPITAL, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY
FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE
RIGHTS LICENSED TO JANUS CAPITAL FOR ANY OTHER USE. JH INDICES MAKES NO EXPRESS OR IMPLIED
WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED
THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR
ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF
NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Janus Capital does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Janus Capital shall have no liability for any errors, omissions or interruptions therein. Janus Capital makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other
Dividends Received Deduction Percentage 100%
Qualified Dividend Income Percentage 100%

Janus Henderson Small/Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 29
person or entity from the use of the Underlying Index or any data included therein. Janus Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Janus
Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Trustees and Officers
(unaudited)
30 October 31, 2021
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of
Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund) (since
2017), Independent Trustee,
Clough Global Opportunities
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global Equity
Fund (closed-end fund)
(since 2017), Independent
Trustee, Elevation ETF Trust
(investment company) (2016-
2018), Chairman, Elevation
ETF Trust (2016-2018), and
Independent Trustee, Global X
Funds (investment company)
(since 2018).

Janus Henderson Small/Mid Cap Growth Alpha ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 31
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
Formerly, Principal Consultant,
SRK Consulting (U.S.), Inc.
(consulting services to global
mining, energy and water
resource industries) (2015-
2017) and Founder and
Principal, Resource Initiatives
LLC (sustainability consulting
firm) (2006-2015).
14
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
Formerly, Management Advisor,
BoxCast, Inc. (technology start-
up company) (2014-2017).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020)
and Director, State Farm Bank
(banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Head of Investment
Services, Janus Henderson
Investors (since 2017); Vice
President, Investments
Chief of Staff, Janus Capital
Management LLC (2007-
2017).
14

Janus Henderson Small/Mid Cap Growth Alpha ETF
Trustees and Officers
(unaudited)
32 October 31, 2021
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Bruce L. Koepfgen
151 Detroit Street
Denver, CO 80206
DOB: 1952
President and Chief
Executive Officer
2/16-Present Executive Vice President, Head of North America
at Janus Henderson Investors (since 2017),
President and Head of North America at Janus
Capital Management LLC (since 2013 and 2017,
respectively), President at Janus Capital Group
Inc. (since 2013), President and Director at Janus
International Holding LLC (since 2019 and 2011,
respectively), President at Janus Holdings LLC
(since 2019), President and Director at Janus
Management Holdings Corporation (since 2017 and
2012, respectively), Executive Vice President and
Head of North America at Janus Distributors LLC
(since 2011 and 2019, respectively), Vice President
and Director at Intech Investment Management
LLC (since 2012), and Executive Vice President at
Perkins Investment Management LLC (since 2011).
Formerly, Executive Vice President at Janus Capital
Group Inc., Janus International Holding LLC, and
Janus Management Holdings Corporation (2011-
2019), Director at Perkins Investment Management
LLC (2011-2019), and Chief Financial Officer at
Janus Capital Group Inc. (2011-2013).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present). Formerly, Assistant Vice President
and Senior Legal Counsel of Janus Capital
Management LLC (2012-2016).

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes
Janus Detroit Street Trust 33

125-02-93062 12-21
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2021
Janus Henderson Small Cap Growth Alpha
ETF
Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF

Janus Henderson Small Cap Growth Alpha ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson Small Cap Growth Alpha ETF (JSML)
seeks investment results that correspond generally,
before fees and expenses, to the performance of its
underlying index, the Janus Henderson Small Cap Growth
Alpha Index. It pursues its investment objective by using
a passive index-based approach, normally investing at
least 80% of its net assets in securities that comprise its
underlying index.
Performance Overview
U.S. small-cap equities rose for the period, but were volatile. Stocks advanced strongly in the fourth quarter of 2020 as resilient economic and earnings growth and optimism over new COVID-19 vaccines lifted investor sentiment.
Congress also passed the $1.9 trillion American Rescue Plan, which included cash payments to most households.
Stock market gains continued through the first half of 2021, as an accelerating vaccine rollout helped support healthy economic and earnings growth. However, stocks suffered periods of downward volatility, especially in the third quarter of 2021 as the spread of the new Delta variant led to renewed pandemic concerns. Supply constraints and higher input costs also fueled inflation, which drove interest rates higher late in the third quarter. The Federal
Reserve signaled it would likely begin tapering its monetary support before year-end, which added to upward pressure on interest rates. Through much of the period, investors shifted between growth stocks and more cyclically driven value opportunities. Small-cap growth stocks in the Russell 2000® Growth Index ended the 12-month period with solid gains but underperformed the broader small- cap universe, as measured by the Russell 2000® Index.
During the period, the Janus Henderson Small Cap Growth Alpha ETF (JSML) returned 40.30% (based on NAV); its primary benchmark, the Janus Small Cap Growth Alpha Index, returned 40.59%, and its secondary benchmark, the
Russell 2000 Growth Index, returned 38.45%.
JSML seeks investment results that correspond generally, before fees and expenses, to the performance of its primary benchmark. The strategy seeks to provide risk-adjusted outperformance by identifying top-tier small-cap companies with some of the strongest fundamentals that the advisor believes can deliver sustainable growth in a variety of market environments.

Janus Henderson Small Cap Growth Alpha ETF
(unaudited)
Fund At A Glance
October 31, 2021
2 October 31, 2021
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
ironSource Ltd.
Software 3.1%
Ubiquiti, Inc.
Communications Equipment 2.9%
Progyny , Inc.
Health Care Providers & Services 2.9%
DoubleVerify Holdings, Inc.
Software 2.7%
Figs, Inc.
Health Care Equipment & Supplies 2.5%
14.1%
Sector Allocation
– (% of Net Assets)
Technology 29.1%
Consumer, Non-cyclical 28.0%
Investments Purchased with Cash Collateral from Securities
Lending 10.0%
Financial 10.0%
Industrial 9.8%
Communications 9.3%
Consumer, Cyclical 8.3%
Basic Materials 3.5%
Utilities 1.3%
Energy 0.7%
Investment Companies 0.0%
110.0%

Janus Henderson Small Cap Growth Alpha ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Total annual expense ratio as stated in the prospectus: 0.30%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
High absolute short-term performance is not typical and may not be achieved in the future. Such results should not be the sole basis for evaluating material facts in making an investment decision.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
The index provider is Janus Henderson Indices LLC (“JH Indices”). JH Indices maintains the indices and calculates the index levels and performance shown or discussed but does not manage actual assets. JH Indices receives compensation in connection with licensing its indices to third parties including the provision of any related data. JH Indices does not receive compensation for licensing the index to Janus Capital Management LLC with respect to the Fund.
Average Annual Total Return for the periods ended October 31, 2021
One
Year
Five
Years
Since
Inception
*
Janus Henderson Small Cap Growth Alpha ETF - NAV 40.30% 19.56% 19.65%
Janus Henderson Small Cap Growth Alpha ETF - Market Price 40.92% 19.57% 19.66%
Janus Henderson Small Cap Growth Alpha Index 40.59% 19.89% 20.02%
Russell 2000
®
Growth Index 38.45% 17.90% 18.71%
* The Fund commenced operations on February 23, 2016.

Janus Henderson Small Cap Growth Alpha ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2021
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/21)
Ending Account
Value
(10/31/21)
Expenses
Paid During
Period
(5/1/21 - 10/31/21)
†
Beginning Account
Value
(5/1/21)
Ending Account
Value
(10/31/21)
Expenses
Paid During
Period
(5/1/21 - 10/31/21)
†
Net Annualized
Expense Ratio
(5/1/21 - 10/31/21)
$1,000.00 $985.60 $1.50 $1,000.00 $1,023.69 $1.53 0.30%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson Small Cap Growth Alpha ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Small Cap Growth Alpha
ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Small Cap Growth Alpha ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2021 by correspondence with the custodian, transfer agent and broker; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 17, 2021
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2021
6 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 0.9%
Aerojet Rocketdyne Holdings, Inc. 30,273 $ 1,332,315
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc.* 10,941 887,534
Auto Components - 0.8%
LCI Industries 3,994 557,722
Patrick Industries, Inc. 3,741 291,462
XPEL, Inc.* 4,367 331,455
1,180,639
Banks - 1.6%
Amalgamated Financial Corp. 1,923 35,306
Ameris Bancorp 4,314 226,010
Bancorp, Inc. (The)* 3,525 107,689
Bank First Corp. 472 33,507
Business First Bancshares, Inc. 1,267 33,804
Byline Bancorp, Inc. 2,332 60,072
Camden National Corp. 929 44,220
Coastal Financial Corp.* 742 28,233
Enterprise Bancorp, Inc. 742 27,565
Farmers National Banc Corp. 1,751 31,203
First Bancorp 1,761 85,268
First Bancshares, Inc. (The) 1,300 52,325
First Foundation, Inc. 2,769 73,683
Guaranty Bancshares, Inc. 748 28,080
Hilltop Holdings, Inc. 5,018 177,838
Horizon Bancorp, Inc. 2,718 51,832
Independent Bank Corp. 1,330 29,965
Macatawa Bank Corp. 2,114 17,758
Metropolitan Bank Holding Corp.* 516 46,884
MVB Financial Corp. 730 31,164
National Bank Holdings Corp. - Class A 1,905 82,620
Nicolet Bankshares , Inc.* 597 42,918
Northrim Bancorp, Inc. 384 17,057
Orrstown Financial Services, Inc. 696 16,502
QCR Holdings, Inc. 975 53,761
Red River Bancshares, Inc. 449 23,519
Reliant Bancorp, Inc. 1,020 34,558
ServisFirst Bancshares, Inc. 3,351 269,119
Silvergate Capital Corp. - Class A* 1,640 256,857
SmartFinancial , Inc. 935 24,301
Spirit of Texas Bancshares, Inc. 1,061 25,814
UMB Financial Corp. 2,989 295,373
2,364,805
Beverages - 0.7%
Celsius Holdings, Inc.* 4,699 453,548
Coca-Cola Consolidated, Inc. 451 181,031
National Beverage Corp. 5,888 332,083
966,662
Biotechnology - 2.9%
Catalyst Pharmaceuticals, Inc.* 79,143 466,944
Emergent BioSolutions , Inc.* 41,269 1,967,293
Sage Therapeutics, Inc.* 45,199 1,824,231
4,258,468

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Building Products - 0.3%
PGT Innovations, Inc.* 22,465 $ 479,628
Capital Markets - 1.1%
B Riley Financial, Inc. 1,704 122,109
Cowen, Inc. - Class A 1,793 67,650
Federated Hermes, Inc. 6,030 200,859
Focus Financial Partners, Inc. - Class A* 3,698 232,456
Hamilton Lane, Inc. - Class A 2,242 234,312
Houlihan Lokey , Inc. 3,135 351,371
PJT Partners, Inc. - Class A 1,514 123,830
StepStone Group, Inc. - Class A 2,494 117,168
Victory Capital Holdings, Inc. - Class A 991 37,559
Virtu Financial, Inc. - Class A 7,256 180,529
1,667,843
Chemicals - 3.2%
Hawkins, Inc. 13,443 492,955
Ingevity Corp.* 25,044 1,951,178
Tronox Holdings plc - Class A 97,371 2,270,691
4,714,824
Communications Equipment - 2.9%
Ubiquiti, Inc. 14,114 4,312,250
Construction & Engineering - 2.7%
Comfort Systems USA, Inc. 13,686 1,251,858
Construction Partners, Inc. - Class A* 13,763 490,101
IES Holdings, Inc.* 7,861 391,871
MYR Group, Inc.* 6,358 649,470
NV5 Global, Inc.* 5,801 604,058
Primoris Services Corp. 20,257 545,926
3,933,284
Construction Materials - 0.3%
United States Lime & Minerals, Inc. 3,587 442,923
Consumer Finance - 1.5%
Atlanticus Holdings Corp.* 1,023 79,272
Credit Acceptance Corp.* 968 579,067
Enova International, Inc.* 2,279 73,931
Upstart Holdings, Inc.* 4,810 1,549,013
2,281,283
Containers & Packaging - 1.9%
Silgan Holdings, Inc. 69,971 2,812,834
Diversified Financial Services - 0.0%
Alerus Financial Corp. 1,069 33,567
Electrical Equipment - 1.8%
Array Technologies, Inc.* 47,879 1,022,216
Atkore , Inc.* 17,381 1,643,026
2,665,242
Electronic Equipment, Instruments & Components - 2.8%
ePlus , Inc.* 8,669 958,532
Insight Enterprises, Inc.* 22,379 2,119,291
Kimball Electronics, Inc.* 16,023 460,661
Napco Security Technologies, Inc.* 11,782 565,065
4,103,549
Entertainment - 0.3%
Akazoo SA*
,¢
2,421 –
Sciplay Corp. - Class A* 2,997 60,570

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2021
8 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Entertainment - (continued)
World Wrestling Entertainment, Inc. - Class A 5,537 $ 338,255
398,825
Equity Real Estate Investment Trusts (REITs) - 2.3%
CareTrust REIT, Inc. 12,510 259,582
Easterly Government Properties, Inc. 11,628 244,537
Essential Properties Realty Trust, Inc. 15,239 453,970
Innovative Industrial Properties, Inc. 3,082 810,843
National Storage Affiliates Trust 11,423 713,481
PotlatchDeltic Corp. 8,637 451,456
Safehold , Inc. 6,871 513,264
3,447,133
Food & Staples Retailing - 0.9%
Albertsons Cos., Inc. - Class A 29,444 911,292
Grocery Outlet Holding Corp.* 6,053 134,316
Sprouts Farmers Market, Inc.* 7,207 159,563
Weis Markets, Inc. 1,696 95,502
1,300,673
Food Products - 0.1%
Tattooed Chef, Inc.* 5,173 92,959
Vital Farms, Inc.* 2,524 41,444
134,403
Health Care Equipment & Supplies - 5.7%
Figs, Inc. - Class A
#
,* 111,984 3,763,782
Inari Medical, Inc.* 38,374 3,473,615
LeMaitre Vascular, Inc. 16,648 865,862
Zynex , Inc.* 26,713 334,714
8,437,973
Health Care Providers & Services - 8.4%
Addus HomeCare Corp.* 12,232 1,143,692
Fulgent Genetics, Inc.
#
,* 22,690 1,881,455
Innovage Holding Corp.* 104,151 689,479
Joint Corp. (The)* 11,046 966,304
National Research Corp. 19,554 846,688
Pennant Group, Inc. (The)* 21,796 557,324
Privia Health Group, Inc.* 81,267 2,088,562
Progyny , Inc.* 68,704 4,220,487
12,393,991
Health Care Technology - 2.3%
Doximity , Inc. - Class A* 37,546 2,608,696
Simulations Plus, Inc. 15,474 781,437
3,390,133
Household Durables - 3.2%
Cavco Industries, Inc.* 1,452 349,032
Century Communities, Inc. 5,332 357,564
Cricut , Inc. - Class A
#
,* 3,868 109,580
Green Brick Partners, Inc.* 8,024 209,025
Installed Building Products, Inc. 4,694 596,373
iRobot Corp.* 4,434 369,884
LGI Homes, Inc.* 3,892 581,076
Lovesac Co. (The)* 2,386 186,132
M/I Homes, Inc.* 4,636 265,457
MDC Holdings, Inc. 11,165 546,862
Meritage Homes Corp.* 5,954 647,259

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Household Durables - (continued)
Skyline Champion Corp.* 8,973 $ 568,170
4,786,414
Household Products - 0.2%
Reynolds Consumer Products, Inc. 13,237 357,134
Insurance - 1.0%
American Equity Investment Life Holding Co. 5,721 182,328
eHealth, Inc.* 1,618 71,758
Enstar Group Ltd.* 1,038 239,550
Investors Title Co. 116 22,481
Kinsale Capital Group, Inc. 1,409 263,694
Mercury General Corp. 3,424 186,574
Palomar Holdings, Inc.* 1,568 143,394
Safety Insurance Group, Inc. 927 72,686
Selectquote , Inc.* 10,103 134,269
Stewart Information Services Corp. 1,662 118,284
1,435,018
Interactive Media & Services - 0.5%
Cargurus , Inc.* 12,330 413,548
QuinStreet , Inc.* 6,635 92,890
ZipRecruiter, Inc. - Class A* 10,189 283,051
789,489
Internet & Direct Marketing Retail - 1.0%
1-800-Flowers.com, Inc. - Class A* 5,838 187,517
Poshmark , Inc. - Class A* 6,368 154,933
Revolve Group, Inc.* 6,011 451,065
Shutterstock , Inc. 5,791 701,580
Waitr Holdings, Inc.* 18,543 35,973
1,531,068
IT Services - 4.7%
Paymentus Holdings, Inc. - Class A
#
,* 8,910 228,096
SolarWinds Corp.
#
101,462 1,633,538
Squarespace, Inc. - Class A
#
,* 57,882 2,253,925
TTEC Holdings, Inc. 30,177 2,848,407
6,963,966
Leisure Products - 0.3%
American Outdoor Brands, Inc.* 2,228 50,754
Johnson Outdoors, Inc. - Class A 1,409 149,607
Malibu Boats, Inc. - Class A* 3,295 232,660
433,021
Life Sciences Tools & Services - 2.2%
Maravai LifeSciences Holdings, Inc. - Class A* 77,603 3,281,831
Machinery - 1.9%
Energy Recovery, Inc.* 21,549 437,876
Evoqua Water Technologies Corp.* 45,332 1,896,237
Hyliion Holdings Corp.* 65,245 527,832
2,861,945
Media - 0.2%
Loral Space & Communications, Inc. 2,628 130,927
PubMatic, Inc. - Class A* 3,138 89,684
220,611
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Broadmark Realty Capital, Inc. 8,204 84,665

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2021
10 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Mortgage Real Estate Investment Trusts (REITs) - (continued)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 4,863 $ 293,725
378,390
Multiline Retail - 0.2%
Big Lots, Inc. 5,475 242,269
Personal Products - 0.1%
BellRing Brands, Inc. - Class A* 2,493 66,862
Medifast , Inc. 739 145,044
211,906
Pharmaceuticals - 4.1%
Antares Pharma, Inc.* 130,631 488,560
Corcept Therapeutics, Inc.* 89,095 1,603,710
Innoviva , Inc.* 53,410 932,005
Pacira BioSciences , Inc.* 34,165 1,786,146
Supernus Pharmaceuticals, Inc.* 40,846 1,219,253
6,029,674
Professional Services - 4.3%
Insperity , Inc. 14,553 1,819,125
Legalzoom.com, Inc.
#
,* 74,240 2,081,690
TriNet Group, Inc.* 24,830 2,514,037
6,414,852
Real Estate Management & Development - 0.7%
eXp World Holdings, Inc.
#
18,866 973,486
Road & Rail - 2.2%
Marten Transport Ltd. 31,285 520,270
TuSimple Holdings, Inc. - Class A
#
,* 69,767 2,729,285
3,249,555
Semiconductors & Semiconductor Equipment - 5.9%
ACM Research, Inc. - Class A* 11,351 1,205,136
Alpha & Omega Semiconductor Ltd.* 16,919 586,243
Amkor Technology, Inc. 156,884 3,438,897
FormFactor , Inc.* 49,839 1,982,595
Ultra Clean Holdings, Inc.* 28,701 1,422,709
8,635,580
Software - 15.8%
Alarm.com Holdings, Inc.* 32,041 2,699,775
Appfolio , Inc. - Class A* 12,191 1,605,433
Domo, Inc. - Class B* 18,244 1,611,857
DoubleVerify Holdings, Inc.
#
,* 101,345 4,006,168
Intelligent Systems Corp.* 5,614 237,641
ironSource Ltd. - Class A
#
,* 402,898 4,589,008
Mitek Systems, Inc.* 28,267 532,267
Olo , Inc. - Class A* 17,746 483,046
ON24, Inc.* 29,953 573,001
Qualys , Inc.* 25,006 3,112,747
ShotSpotter, Inc.* 7,497 291,708
SPS Commerce, Inc.* 23,005 3,513,554
Viant Technology, Inc. - Class A* 8,229 96,691
23,352,896
Specialty Retail - 1.8%
Academy Sports & Outdoors, Inc.* 14,561 622,920
America's Car-Mart, Inc.* 1,037 123,911
Boot Barn Holdings, Inc.* 4,668 487,759
JOANN, Inc. 6,665 68,116

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Specialty Retail - (continued)
Leslie's, Inc.* 29,934 $ 619,035
MarineMax , Inc.* 3,437 178,002
OneWater Marine, Inc. - Class A 1,843 81,719
Sleep Number Corp.* 3,734 329,862
Sportsman's Warehouse Holdings, Inc.* 6,931 119,629
2,630,953
Technology Hardware, Storage & Peripherals - 1.2%
Corsair Gaming, Inc.* 60,230 1,472,624
Turtle Beach Corp.* 10,315 296,659
1,769,283
Textiles, Apparel & Luxury Goods - 0.1%
Lakeland Industries, Inc.
#
,* 1,269 26,535
Superior Group of Cos., Inc. 2,521 65,520
92,055
Thrifts & Mortgage Finance - 1.0%
Axos Financial, Inc.* 3,671 194,563
Bridgewater Bancshares, Inc.* 1,743 31,531
Flagstar Bancorp, Inc. 3,269 154,264
FS Bancorp, Inc. 508 17,506
Hingham Institution For Savings The 134 48,406
Merchants Bancorp 1,779 79,041
Meta Financial Group, Inc. 1,973 109,383
NMI Holdings, Inc. - Class A* 5,298 128,636
PennyMac Financial Services, Inc. 3,840 238,310
Rocket Cos., Inc. - Class A 8,557 141,019
Southern Missouri Bancorp, Inc. 550 29,920
Walker & Dunlop, Inc. 1,967 255,848
Waterstone Financial, Inc. 1,554 32,121
1,460,548
Tobacco - 0.1%
Vector Group Ltd. 9,715 128,821
Trading Companies & Distributors - 1.0%
Boise Cascade Co. 14,828 839,561
McGrath RentCorp 9,141 659,432
1,498,993
Total Common Stocks (cost $143,110,644) 147,670,539
Investment Companies - 0.0%
Money Market Funds - 0.0%
Invesco Liquid Assets Portfolio, 0.0102%
∞
(cost $56,381) 56,364 56,381
Investments Purchased with Cash Collateral from Securities Lending - 10.0%
Investment Companies - 8.0%
Janus Henderson Cash Collateral Fund LLC, 0.0011%
£,∞
11,773,593 11,773,593
Time Deposits - 2.0%
Royal Bank of Canada, 0.0300%, 11/1/21 $ 2,943,398 2,943,398
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $14,716,991) 14,716,991
Total Investments (total cost $157,884,016 ) - 110.0% 162,443,911
Liabilities, net of Cash, Receivables and Other Assets - (10.0%) (14,737,536)
Net Assets - 100.0% $147,706,375

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2021
12 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 155,344,662 95.6%
Israel 4,589,008 2.8
United Kingdom 2,270,691 1.4
Bermuda 239,550 0.2
Total $ 162,443,911 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
10/31/21
Investments Purchased with Cash Collateral from Securities Lending - 10.0%
Investment Companies - 8.0%
Janus Henderson Cash Collateral Fund LLC, 0.0011%
∞
$ 25,264
Δ
$ – $ – $ 11,773,593
Market Value
at 10/31/20 Purchases Sales
Market Value
at 10/31/21
Investments Purchased with Cash Collateral from Securities Lending - 10.0%
Investment Companies - 8.0%
Janus Henderson Cash Collateral Fund LLC, 0.0011%
∞
$ 1,270,759 $ 56,563,302 $ (46,060,468) $ 11,773,593

Janus Henderson Small Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
October 31, 2021
Janus Detroit Street Trust 13
Janus Henderson Small Cap
Growth Alpha Index
Janus Henderson Small Cap Growth Alpha Index is designed to systematically identify small-capitalization stocks that are poised for sustainable growth (Smart Growth
®
) by evaluating each company’s performance in three critical areas: growth, profitability, and capital efficiency. A proprietary methodology is used to score stocks based on a wide range of fundamental measures and select the top 10% (“top-tier”) of such eligible stocks. Stocks are market cap-
weighted within sectors with a 3% maximum position size; sectors are weighted to align with the Janus Henderson
Venture Fund.
Russell 2000
®
Growth Index Russell 2000
®
Growth Index reflects the performance of U.S. small-cap equities with higher price-to-book ratios and higher forecasted growth values.
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended October 31, 2021 is
$0, which represents 0.0% of net assets.
# Loaned security; a portion of the security is on loan at October 31, 2021.
∞ Rate shown is the 7-day yield as of October 31, 2021.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2021 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in S ecurities:
Common Stocks
Entertainment
(a)
$ 398,825 $ — $ 0
All Other 147,271,714 — —
Investment Companies 56,381 — —
Investments Purchased with Cash Collateral from Securities
Lending — 14,716,991 —
Total Assets $ 147,726,920 $ 14,716,991 $ 0
(a) There is a security in this category that has a market value of zero.

Janus Henderson Small Cap Growth Alpha ETF
Statement of Assets and Liabilities
October 31, 2021
14 October 31, 2021
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $146,110,423)
(1)
$ 150,670,318
Affiliated investments, at value (cost $11,773,593) 11,773,593
Receivables:
Fund units sold 6,702,170
Dividends 6,544
Affiliated securities lending income, net 8,998
Total Assets 169,161,623
Liabilities:
Collateral on securities loaned (Note 2) 14,716,991
Payables: —
Due to custodian 2,000
Investments purchased 6,701,097
Management fees 35,160
Total Liabilities 21,455,248
Net Assets $ 147,706,375
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 152,995,996
Total distributable earnings (loss) (5,289,621)
Total Net Assets $ 147,706,375
Net Assets $ 147,706,375
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 2,202,000
Net Asset Value Per Share $ 67 .08
(1) Includes $14,341,305 of securites on loan. See Note 2 in Notes to Financial Statements.

Janus Henderson Small Cap Growth Alpha ETF
Statement of Operations
For the year ended October 31, 2021
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Investment Income:
Dividends $ 936,793
Affiliated securities lending income, net     25,264
Unaffiliated securities lending income, net 562
Total Investment Income 962,619
Expenses:
Management Fees 368,548
Total Expenses 368,548
Net Investment Income/(Loss) 594,071
Net Realized Gain/(Loss) on Investments:
Investments $ 20,865,399
Total Net Realized Gain/(Loss) on Investments $ 20,865,399
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 505,442
Total Change in Unrealized Net Appreciation/Depreciation $ 505,442
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 21,964,912

Janus Henderson Small Cap Growth Alpha ETF
Statements of Changes in Net Assets
16 October 31, 2021
See Notes to Financial Statements.
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations:
Net investment income/(loss) $ 594,071 $ 105,154
Net realized gain/(loss) on investments 20,865,399 1,153,996
Change in unrealized net appreciation/depreciation 505,442 3,334,623
Net Increase/(Decrease) in Net Assets Resulting from Operations 21,964,912 4,593,773
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (565,566) (106,543)
Net Decrease from Dividends and Distributions to Shareholders (565,566) (106,543)
Capital Share Transactions 73,349,448 13,907,055
Net Increase/(Decrease) in Net Assets 94,748,794 18,394,285
Net Assets: — —
Beginning of Year   52,957,581 34,563,296
End of Year $ 147,706,375 $ 52,957,581

Janus Henderson Small Cap Growth Alpha ETF
Financial Highlights
Janus Detroit Street Trust 17
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2021 2020 2019 2018 2017
Net Asset Value, Beginning of Period $48.06 $43.10 $39.59 $36.05 $28.17
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(1)
0.32 0.10 0.20 0.20 0.13
Net realized and unrealized gain/(loss) 19.03 4.97 3.51 3.57 7.97
Total from Investment Operations 19.35 5.07 3.71 3.77 8.10
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (0.33) (0.11) (0.20) (0.23) (0.22)
Total Dividends and Distributions (0.33) (0.11) (0.20) (0.23) (0.22)
Net Asset Value, End of Period $67.08 $48.06 $43.10 $39.59 $36.05
Total Return 40.30% 11.79% 9.43% 10.49%
(2)
28.86%
Net assets, End of Period (in thousands) $147,706 $52,958 $34,563 $25,816 $9,083
Average Net Assets for the Period (in thousands) $123,640 $45,900 $30,102 $17,444 $7,068
Ratios to Average Net Assets
Ratio of Gross Expenses 0.30% 0.32% 0.35% 0.50% 0.50%
Ratio of Net Investment Income/(Loss) 0.48% 0.23% 0.49% 0.50% 0.41%
Portfolio Turnover Rate
(3)
135% 78% 104% 84% 117%
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
18 October 31, 2021
1. Organization and Significant Accounting Policies
Janus Henderson Small Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The
Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small Cap Growth Alpha Index (the “Underlying Index”). The Fund is classified as diversified, as defined in the 1940 Act.
Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The NASDAQ Stock Market LLC (“NASDAQ”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting the Distributor, Janus Capital Management LLC (“Janus Capital”
or “Janus” or "Agent") or an affiliate of Janus Capital power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation Procedures.
Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
20 October 31, 2021
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including Janus Capital, rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU.
Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. All of these developments may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries that depend on EU countries for significant amounts of trade or investment, or issues with exposure to debt issued by certain EU countries.
Passive Investment Risk
The Fund is not actively managed and therefore the Fund might not sell shares of a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index or the selling of shares is otherwise required upon a rebalancing of the Underlying Index.
Small-Sized Companies Risk
The Fund's investments in securities issued by small-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. Securities issued by micro-capitalization companies tend to be significantly more volatile, and more vulnerable to adverse business and economic developments, than those of larger companies. For example, small- and micro-capitalization companies may be more likely to merge with or be acquired by another company, resulting in de-listing of the securities held by the Fund.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
22 October 31, 2021
the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the “SEC”). See “Securities Lending” in the “Notes to Financial Statements” for additional information.
The following tables present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the
Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries.
A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans.
REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded
OTC.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, NA acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending Agreement.
The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 14,341,305 $ — $ (14,341,305) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus
Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson
Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has
an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral
Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash
Collateral Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral
Fund LLC, rather than to other collateral management options for which Janus Capital does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of October 31,
2021, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $14,341,305 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of October 31, 2021 is $14,716,991, resulting in the net amount due to the counterparty of $375,686.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2021, the Fund’s contractual management fee rate (expressed as an annual rate) was
0.30% of the Fund’s average daily net assets.
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
24 October 31, 2021
Effective June 14, 2021, J.P. Morgan Chase Bank, NA (“JP Morgan") provides certain fund administration services to the
Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. Prior to June 14, 2021, State
Street Bank and Trust Company (“State Street”) provided certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services,
Janus Capital pays JP Morgan, and previously paid State Street, a fee based on a percentage of the Fund’s assets, and a flat fee, for certain services. Janus Capital serves as administrator to the Fund, providing oversight and coordination of the
Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. Effective June 14, 2021, JP Morgan also serves as transfer agent for the shares of the Fund. Prior to June 14, 2021, State Street served as transfer agent for the shares of the Fund. Pursuant to agreements with Janus Capital on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP
Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities. Prior to June 14, 2021, State Street Global Markets, an affiliate of State Street, executed portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS
Distributors, Inc. (the “Distributor”) or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the
Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the
Fund. The 12b-1 fee may only be imposed or increased when ( i ) the Trustees determine that it is in the best interests of shareholders to do so, and (ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders.
Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, Janus Capital does not intend to seek shareholder approval for implementation of the Plan .
As of October 31, 2021, Janus Capital owned 2,000 shares or 0.09% of the Fund.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended October 31, 2021, the Fund engaged in cross trades amounting to $2,543,147 in purchases and $7,961,137 in sales, resulting in a net realized gain of $524,078. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2021 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2021, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2021 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$28,507 $ — $(9,692,668) $ — $ — $ — $4,374,540
Capital Loss Carryover Schedule
For the year ended October 31, 2021
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(9,318,437) $(374,231) $(9,692,668)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$158,069,371 $16,452,283 $(12,077,743) $4,374,540
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$565,566 $ — $ — $ —
For the year ended October 31, 2020
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$106,543 $ — $ — $ —
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$22,160,778 $2 $(22,160,780)

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
26 October 31, 2021
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2021, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2021, the Fund had net realized gain of $22,216,432 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2021 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Year Ended October 31, 2021 Year Ended October 31, 2020
Shares Amount Shares Amount
Shares sold 2,100,000 $ 139,741,007 900,000 $ 40,563,154
Shares repurchased (1,000,000) (66,391,559) (600,000) (26,656,099)
Net Increase/(Decrease) 1,100,000 $ 73,349,448 300,000 $ 13,907,055
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$163,787,982 $163,668,018 $ — $ —
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$139,711,803 $66,409,833 $ — $ —

Janus Henderson Small Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 27
Proxy Voting Policies and Voting Record
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at
janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on
Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov;
(ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public
Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2021.
Licensing Agreements
Janus Henderson Indices LLC (“JH Indices”) is the Index Provider for the Underlying Index. Janus Capital has entered into a license agreement with JH Indices to use the Underlying Index. JH Indices is affiliated with the Fund and Janus
Capital. This affiliation may create potential conflicts for JH Indices as it may have an interest in the performance of the
Fund, which could motivate it to alter the Underlying Index methodology for the Underlying Index. JH Indices has adopted procedures that it believes are reasonably designed to mitigate these and other potential conflicts.
JH Indices is the licensor of certain trademarks, service marks, and trade names. Neither JH Indices nor any of its affiliates make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed, and calculated by JH Indices without regard to Janus Capital or the Fund. JH Indices has no obligation to take the needs of Janus Capital or the owners of the
Fund into consideration in determining, composing, or calculating the Underlying Index. JH Indices is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.
ALTHOUGH JH INDICES SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION
OF THE UNDERLYING INDEX FROM SOURCES WHICH IT CONSIDERS RELIABLE, IT DOES NOT GUARANTEE
THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA
INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED
TO THE UNDERLYING INDEX OR DATA. JH INDICES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO
RESULTS TO BE OBTAINED BY JANUS CAPITAL, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY
FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE
RIGHTS LICENSED TO JANUS CAPITAL FOR ANY OTHER USE. JH INDICES MAKES NO EXPRESS OR IMPLIED
WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED
THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL IT HAVE ANY LIABILITY FOR
ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF
NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Janus Capital does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Janus Capital shall have no liability for any errors, omissions or interruptions therein. Janus Capital makes
Dividends Received Deduction Percentage 100%
Qualified Dividend Income Percentage 100%

Janus Henderson Small Cap Growth Alpha ETF
Additional Information
(unaudited)
28 October 31, 2021
no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. Janus Capital makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Janus
Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

Janus Henderson Small Cap Growth Alpha ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 29
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of
Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund) (since
2017), Independent Trustee,
Clough Global Opportunities
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global Equity
Fund (closed-end fund)
(since 2017), Independent
Trustee, Elevation ETF Trust
(investment company) (2016-
2018), Chairman, Elevation
ETF Trust (2016-2018), and
Independent Trustee, Global X
Funds (investment company)
(since 2018).

Janus Henderson Small Cap Growth Alpha ETF
Trustees and Officers
(unaudited)
30 October 31, 2021
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
Formerly, Principal Consultant,
SRK Consulting (U.S.), Inc.
(consulting services to global
mining, energy and water
resource industries) (2015-
2017) and Founder and
Principal, Resource Initiatives
LLC (sustainability consulting
firm) (2006-2015).
14
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
Formerly, Management Advisor,
BoxCast, Inc. (technology start-
up company) (2014-2017).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020)
and Director, State Farm Bank
(banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Head of Investment
Services, Janus Henderson
Investors (since 2017); Vice
President, Investments
Chief of Staff, Janus Capital
Management LLC (2007-
2017).
14

Janus Henderson Small Cap Growth Alpha ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 31
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Bruce L. Koepfgen
151 Detroit Street
Denver, CO 80206
DOB: 1952
President and Chief
Executive Officer
2/16-Present Executive Vice President, Head of North America
at Janus Henderson Investors (since 2017),
President and Head of North America at Janus
Capital Management LLC (since 2013 and 2017,
respectively), President at Janus Capital Group
Inc. (since 2013), President and Director at Janus
International Holding LLC (since 2019 and 2011,
respectively), President at Janus Holdings LLC
(since 2019), President and Director at Janus
Management Holdings Corporation (since 2017 and
2012, respectively), Executive Vice President and
Head of North America at Janus Distributors LLC
(since 2011 and 2019, respectively), Vice President
and Director at Intech Investment Management
LLC (since 2012), and Executive Vice President at
Perkins Investment Management LLC (since 2011).
Formerly, Executive Vice President at Janus Capital
Group Inc., Janus International Holding LLC, and
Janus Management Holdings Corporation (2011-
2019), Director at Perkins Investment Management
LLC (2011-2019), and Chief Financial Officer at
Janus Capital Group Inc. (2011-2013).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present). Formerly, Assistant Vice President
and Senior Legal Counsel of Janus Capital
Management LLC (2012-2016).

Janus Henderson Small Cap Growth Alpha ETF
Notes
32 October 31, 2021

Janus Henderson Small Cap Growth Alpha ETF
Notes
Janus Detroit Street Trust 33

125-02-93061 12-21
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2021
Janus Henderson Short Duration Income ETF
Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF

Janus Henderson Short Duration Income ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson Short Duration Income ETF (VNLA) seeks
to provide a steady income stream with capital preservation
across various market cycles. The Fund seeks to consistently outperform the FTSE 3-Month US Treasury Bill Index by a
moderate amount through various market cycles while at the
same time providing low volatility.
PERFORMANCE OVERVIEW
Global bonds lost ground during the period as the world’s economy took steps to emerge from the depths of the pandemic-driven recession. Anticipation of higher growth in the wake of vaccination approvals pushed up developed market interest rates during February and March. While the emergence of the COVID-19 Delta variant created growth headwinds, rates were again on the march higher by the end of the period, largely in response to higher-than expected inflation.
During the period, the Janus Henderson Short Duration Income ETF (VNLA) returned 0.15% (based on NAV); its benchmark, the FTSE 3-Month US Treasury Bill Index, returned 0.05%. Positive returns were largely sourced from the Fund’s core of shorter duration corporate credits. Given the volatility of interest rates during certain parts of the period, the Fund employed several tactics to lower the duration risk when we believed conditions merited. While these positions, in aggregate, dampened losses and our overall duration positioning added to performance, during some periods, interest rates responded to economic developments in a sharp manner, overwhelming the Fund’s hedges and resulting in modest losses for certain months.
Janus Henderson Short Duration Income ETF is an actively managed, fixed income ETF with the potential to deliver returns above cash. The strategy seeks to provide a steady income stream with low volatility and capital preservation across economic cycles. Rather than tracking a benchmark, the Fund is designed to move beyond conventional benchmark constraints and provide positive absolute returns.
The Fund uses derivatives such as futures, options and swaps in connection with its strategies for various purposes, including managing interest rate and credit risk across the portfolio and in certain situations to construct positions with the aim of enhancing returns. During the period, the Fund used options, futures, options on futures, credit default swaps (CDS), other swaps and forward exchange contracts.
In aggregate, derivatives’ impact on Fund performance was positive. Please see the Derivative Instruments section in the “Notes to
Financial Statements” for a discussion of derivatives used by the Fund.
Daniel Siluk Jason England
co-portfolio manager co-portfolio manager

Janus Henderson Short Duration Income ETF
(unaudited)
Fund At A Glance
October 31, 2021
2 October 31, 2021
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Financial 49.0%
Consumer, Non-cyclical 11.7%
Consumer, Cyclical 9.8%
Technology 7.0%
Industrial 5.9%
Communications 5.5%
Utilities 4.3%
Energy 4.2%
Basic Materials 1.0%
Mortgage-Backed Securities 1.0%
Investment Companies 1.0%
Diversified 0.4%
Asset-Backed Securities 0.0%
100.8%

Janus Henderson Short Duration Income ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Total annual expense ratio as stated in the prospectus: 0.26% (gross), 0.24% (net). See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Net expense ratios reflect the expense waiver, if any, contractually agreed to through at least February 28, 2022.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
The Fund is not a money market fund and does not attempt to maintain a stable net asset value.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Effective September 30, 2021, Jason England and Daniel Siluk are Co-Portfolio Managers of the Fund.
Average Annual Total Return for the periods ended October 31, 2021
One
Year
Since
Inception
*
Janus Henderson Short Duration Income ETF - NAV 0.15% 2.18%
Janus Henderson Short Duration Income ETF - Market Price 0.15% 2.18%
FTSE 3-Month U.S. Treasury Bill Index 0.05% 1.13%
* The Fund commenced operations on November 16, 2016.

Janus Henderson Short Duration Income ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2021
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/21)
Ending Account
Value
(10/31/21)
Expenses
Paid During
Period
(5/1/21 - 10/31/21)
†
Beginning Account
Value
(5/1/21)
Ending Account
Value
(10/31/21)
Expenses
Paid During
Period
(5/1/21 - 10/31/21)
†
Net Annualized
Expense Ratio
(5/1/21 - 10/31/21)
$1,000.00 $1,000.70 $1.11 $1,000.00 $1,024.10 $1.12 0.22%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson Short Duration Income ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Short Duration Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Short Duration Income ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2021 and for the period
November 16, 2016 (commencement of operations) through October 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the four years in the period ended October 31, 2021 and for the period November 16, 2016 (commencement of operations) through October 31, 2017 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 17, 2021
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2021
6 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Security - 0.0%
Pepper SPARKZ Trust No. 2, 30 Day Australian Bank Bill Rate + 1.5500%,
1.5617%, 10/16/27
‡
(cost $233,443) AUD 315,755 $ 238,338
Corporate Bonds - 89.1%
Basic Materials - 1.0%
Georgia-Pacific LLC, 0.6250%, 5/15/24 (144A) $ 28,520,000 28,328,025
Communications - 5.5%
Alphabet, Inc., 0.4500%, 8/15/25 17,320,000 16,972,047
Amazon.com, Inc., 0.4500%, 5/12/24 15,900,000 15,780,635
Amazon.com, Inc., 0.8000%, 6/3/25 9,800,000 9,703,276
AT&T, Inc., 0.9000%, 3/25/24 32,380,000 32,382,984
eBay, Inc., ICE LIBOR USD 3 Month + 0.8700%, 0.9986%, 1/30/23
‡
8,053,000 8,126,535
eBay, Inc., 1.9000%, 3/11/25 9,600,000 9,787,858
eBay, Inc., 1.4000%, 5/10/26 6,630,000 6,578,002
Optus Finance Pty. Ltd., 4.0000%, 6/17/22 AUD 5,250,000 4,026,760
Optus Finance Pty. Ltd., 3.2500%, 8/23/22 4,500,000 3,452,182
Optus Finance Pty. Ltd., 3.2500%, 9/6/23 750,000 581,602
Optus Finance Pty. Ltd., 1.6000%, 7/1/25 450,000 331,442
Spark Finance Ltd., 2.6000%, 3/18/30 270,000 194,327
TWDC Enterprises 18 Corp., ICE LIBOR USD 3 Month + 0.3900%,
0.5055%, 3/4/22
‡
$ 3,100,000 3,104,370
Verizon Communications, Inc., 90 Day Australian Bank Bill Rate + 1.2200%,
1.2343%, 2/17/23
‡
AUD 7,240,000 5,483,415
Verizon Communications, Inc., 3.5000%, 2/17/23 2,170,000 1,678,855
Verizon Communications, Inc., 0.7500%, 3/22/24 $ 4,700,000 4,687,097
Verizon Communications, Inc., ICE LIBOR USD 3 Month + 1.1000%,
1.2247%, 5/15/25
‡
8,000,000 8,177,024
Verizon Communications, Inc., 0.8500%, 11/20/25 13,220,000 12,950,874
Verizon Communications, Inc., 1.4500%, 3/20/26 4,700,000 4,688,043
Walt Disney Co. (The), 1.7500%, 8/30/24 3,410,000 3,490,047
152,177,375
Consumer, Cyclical - 9.2%
7-Eleven, Inc., 0.6250%, 2/10/23 (144A) 3,350,000 3,344,365
American Honda Finance Corp., 0.8750%, 7/7/23 1,665,000 1,673,688
American Honda Finance Corp., 0.5500%, 7/12/24 8,190,000 8,099,282
BMW US Capital LLC, 0.7500%, 8/12/24 (144A) 4,500,000 4,478,383
BMW US Capital LLC, 1.2500%, 8/12/26 (144A) 6,450,000 6,382,024
CK Hutchison International 21 Ltd., 1.5000%, 4/15/26 (144A) 15,780,000 15,645,554
Daimler Finance North America LLC, 2.8500%, 1/6/22 (144A) 750,000 753,263
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.9000%,
1.0248%, 2/15/22 (144A)
‡
15,000,000 15,034,951
Daimler Finance North America LLC, 0.7500%, 3/1/24 (144A) 19,060,000 18,979,420
General Motors Financial Co., Inc., 1.7000%, 8/18/23 1,000,000 1,014,528
General Motors Financial Co., Inc., 1.0500%, 3/8/24 10,125,000 10,103,260
General Motors Financial Co., Inc., 1.2000%, 10/15/24 8,650,000 8,635,234
Home Depot, Inc. (The), 0.9000%, 3/15/28 11,325,000 10,757,381
Home Depot, Inc. (The), 1.5000%, 9/15/28 2,800,000 2,748,462
Hyundai Capital America, 1.2500%, 9/18/23 (144A) 4,270,000 4,287,609
Hyundai Capital America, 0.8000%, 1/8/24 (144A) 9,050,000 8,967,729
Hyundai Capital America, 0.8750%, 6/14/24 (144A) 6,660,000 6,585,725
Hyundai Capital America, 1.0000%, 9/17/24 (144A) 7,845,000 7,767,996
McDonald's Corp., 90 Day Australian Bank Bill Rate + 1.1300%, 1.1407%, 3/8/24
‡
AUD 1,390,000 1,055,192
McDonald's Corp., 3.0000%, 3/8/24 5,850,000 4,515,421
McDonald's Corp., 3.1250%, 3/4/25 CAD 17,080,000 14,329,949
Mercedes-Benz Australia, 2.5000%, 3/20/22 AUD 6,870,000 5,199,057

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Cyclical - (continued)
Mercedes-Benz Australia, 0.7500%, 1/22/24 AUD 260,000 $ 191,997
Stellantis Finance US, Inc., 1.7110%, 1/29/27 (144A) $ 21,842,000 21,498,144
Toyota Motor Corp., 0.6810%, 3/25/24 2,700,000 2,687,967
Toyota Motor Credit Corp., 0.4500%, 1/11/24 12,250,000 12,157,923
Toyota Motor Credit Corp., 0.5000%, 6/18/24 11,460,000 11,334,459
Toyota Motor Credit Corp., 1.8000%, 2/13/25 7,500,000 7,655,854
Volkswagen Financial Services Australia Pty. Ltd., 3.3000%, 2/28/22 AUD 3,140,000 2,379,477
Volkswagen Financial Services Australia Pty. Ltd., 3.1000%, 4/17/23 1,100,000 846,536
Volkswagen Group of America Finance LLC, ICE LIBOR USD 3 Month + 0.9400%,
1.0627%, 11/12/21 (144A)
‡
$ 10,000,000 10,002,401
Volkswagen Group of America Finance LLC, 2.9000%, 5/13/22 (144A) 2,400,000 2,431,615
Volkswagen Group of America Finance LLC, 0.8750%, 11/22/23 (144A) 12,300,000 12,290,272
Walmart, Inc., 1.0500%, 9/17/26 12,800,000 12,684,638
256,519,756
Consumer, Non-cyclical - 9.0%
Avery Dennison Corp., 0.8500%, 8/15/24 6,450,000 6,406,501
Boston Scientific Corp., 3.4500%, 3/1/24 3,200,000 3,374,741
Boston Scientific Corp., 3.7500%, 3/1/26 875,000 951,153
Cardinal Health, Inc., 3.0790%, 6/15/24 21,000,000 22,036,280
Centene Corp., 4.2500%, 12/15/27 13,229,000 13,857,377
Conagra Brands, Inc., 0.5000%, 8/11/23 4,500,000 4,480,103
ConnectEast Finance Pty. Ltd., 4.2500%, 2/25/22 AUD 2,200,000 1,656,915
ConnectEast Finance Pty. Ltd., 3.4000%, 3/25/26 1,000,000 776,485
CVS Health Corp., 4.7500%, 12/1/22 $ 5,300,000 5,480,133
CVS Health Corp., 3.3750%, 8/12/24 7,485,000 7,920,425
CVS Health Corp., 2.6250%, 8/15/24 3,880,000 4,043,790
Hershey Co. (The), 0.9000%, 6/1/25 7,906,000 7,851,068
Hershey Co. (The), 2.3000%, 8/15/26 4,094,000 4,260,065
Hormel Foods Corp., 0.6500%, 6/3/24 5,500,000 5,482,230
Humana, Inc., 0.6500%, 8/3/23 9,750,000 9,739,559
Humana, Inc., 1.3500%, 2/3/27 4,550,000 4,430,688
Johnson & Johnson, 0.5500%, 9/1/25 23,690,000 23,320,412
Lonsdale Finance Pty. Ltd., 2.4500%, 11/20/26 AUD 3,910,000 2,893,969
Lonsdale Finance Pty. Ltd., 2.1000%, 10/15/27 400,000 285,869
Mars, Inc., 2.7000%, 4/1/25 (144A) $ 4,257,000 4,462,301
Mondelez International Holdings Netherlands BV, 0.7500%, 9/24/24 (144A) 5,775,000 5,719,756
Mondelez International, Inc., 3.2500%, 3/7/25 CAD 4,100,000 3,436,386
Nestle Holdings, Inc., 0.3750%, 1/15/24 (144A) $ 12,070,000 11,966,733
PayPal Holdings, Inc., 1.3500%, 6/1/23 20,939,000 21,203,872
PerkinElmer, Inc., 0.5500%, 9/15/23 4,550,000 4,535,557
PerkinElmer, Inc., 0.8500%, 9/15/24 23,550,000 23,370,234
Square, Inc., 2.7500%, 6/1/26 (144A) 3,220,000 3,255,402
Teva Pharmaceutical Finance IV BV, 3.6500%, 11/10/21 1,272,000 1,272,000
Thermo Fisher Scientific, Inc., 0.7970%, 10/18/23 13,950,000 13,954,499
Thermo Fisher Scientific, Inc., 1.2150%, 10/18/24 13,950,000 13,965,068
Unilever Capital Corp., 0.6260%, 8/12/24 6,550,000 6,490,730
WSO Finance Pty. Ltd., 3.5000%, 7/14/23 AUD 3,150,000 2,434,976
WSO Finance Pty. Ltd., 4.5000%, 3/31/27 910,000 747,959
WSO Finance Pty. Ltd., 4.5000%, 9/30/27 5,000,000 4,150,443
250,213,679
Diversified - 0.4%
CK Hutchison International 17 II Ltd., 2.7500%, 3/29/23 (144A) $ 1,200,000 1,234,712
CK Hutchison International 17 Ltd., 2.8750%, 4/5/22 4,220,000 4,257,389

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2021
8 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Diversified - (continued)
CK Hutchison International 19 Ltd., 3.2500%, 4/11/24 (144A) $ 5,700,000 $ 6,017,154
11,509,255
Energy - 1.2%
Harvest Operations Corp., 4.2000%, 6/1/23 (144A) 2,900,000 3,043,420
Harvest Operations Corp., 1.0000%, 4/26/24 (144A) 6,150,000 6,143,235
SA Global Sukuk Ltd., 0.9460%, 6/17/24 (144A) 6,550,000 6,477,426
Sinopec Capital 2013 Ltd., 3.1250%, 4/24/23 260,000 267,485
Sinopec Group Overseas Development 2018 Ltd., 3.7500%, 9/12/23 600,000 629,638
Sinopec Group Overseas Development 2018 Ltd., 3.7500%, 9/12/23 (144A) 5,000,000 5,246,984
Sinopec Group Overseas Development 2018 Ltd., 2.5000%, 8/8/24 (144A) 3,300,000 3,409,327
Sinopec Group Overseas Development 2018 Ltd., 2.5000%, 11/12/24 (144A) 2,300,000 2,385,404
Sinopec Group Overseas Development 2018 Ltd., 1.4500%, 1/8/26 (144A) 5,500,000 5,420,624
33,023,543
Financial - 47.8%
AAI Ltd., 90 Day Australian Bank Bill Rate + 3.2000%, 3.2150%, 10/6/42
‡
AUD 7,170,000 5,493,681
AerCap Ireland Capital DAC, 1.6500%, 10/29/24 $ 14,625,000 14,657,962
AerCap Ireland Capital DAC, 1.7500%, 10/29/24 16,000,000 16,013,413
AerCap Ireland Capital DAC, 1.7500%, 1/30/26 8,100,000 7,969,293
AerCap Ireland Capital DAC, 3.6500%, 7/21/27 3,095,000 3,280,492
Agricultural Bank of China Ltd., 0.8500%, 1/19/24 9,985,000 9,938,411
Air Lease Corp., 0.8000%, 8/18/24 16,060,000 15,797,234
Air Lease Corp., 1.8750%, 8/17/26 6,235,000 6,169,586
American Tower Corp., 3.3750%, 5/15/24 1,350,000 1,424,576
American Tower Corp., 1.6000%, 4/15/26 10,110,000 10,054,771
American Tower Corp., 1.4500%, 9/15/26 1,600,000 1,576,205
ANZ New Zealand Int'l Ltd., 3.4000%, 3/19/24 (144A) 1,000,000 1,058,507
ANZ New Zealand Int'l Ltd., 1.2500%, 6/22/26 (144A) 13,900,000 13,675,935
Athene Global Funding, 0.9140%, 8/19/24 (144A) 13,850,000 13,744,573
Athene Global Funding, 1.6080%, 6/29/26 (144A) 14,850,000 14,687,659
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.0300%, 1.0420%, 12/6/23
‡
AUD 650,000 495,750
Australia & New Zealand Banking Group Ltd., 5-year AUD Swap Offer Rate +
1.8500%, 4.7500%, 5/13/27
‡
3,170,000 2,428,876
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.0000%, 2.0400%, 7/26/29
‡
390,000 300,486
Australia & New Zealand Banking Group Ltd., US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.2880%, 2.9500%, 7/22/30 (144A)
‡
$ 23,781,000 24,514,168
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A) 12,420,000 12,259,322
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A) 15,250,000 14,954,656
Banco Santander SA, US Treasury Yield Curve Rate T Note Constant Maturity 1
Year + 0.9000%, 1.7220%, 9/14/27
‡
6,400,000 6,303,507
Bank of America Corp., SOFR + 1.4600%, 1.4860%, 5/19/24
‡
8,350,000 8,441,809
Bank of America Corp., ICE LIBOR USD 3 Month + 0.9700%, 3.4580%, 3/15/25
‡
2,800,000 2,951,472
Bank of America Corp., SOFR + 0.9100%, 0.9810%, 9/25/25
‡
18,130,000 18,019,297
Bank of America Corp., 0.6000%, 1/26/26
Ç
2,000,000 1,935,902
Bank of America Corp., SOFR + 0.9100%, 1.6580%, 3/11/27
‡
18,570,000 18,483,747
Bank of America Corp., SOFR + 0.9600%, 1.7340%, 7/22/27
‡
6,650,000 6,607,191
Bank of China Ltd., 5.0000%, 11/13/24 4,537,000 4,970,229
Bank of Montreal, 2.5000%, 6/28/24 150,000 156,053
Bank of Montreal, 0.6250%, 7/9/24 19,900,000 19,714,568
Bank of Montreal, 90 Day Australian Bank Bill Rate + 1.0000%, 1.0341%, 7/17/24
‡
AUD 350,000 267,184
Bank of Montreal, 1.8500%, 5/1/25 $ 8,100,000 8,271,393
Bank of Nova Scotia (The), 2.3750%, 1/18/23 70,000 71,578

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Bank of Nova Scotia (The), 0.7000%, 4/15/24 $ 7,040,000 $ 6,998,153
Bank of Nova Scotia (The), 1.3000%, 6/11/25 8,000,000 7,996,583
Bank of Nova Scotia (The), 1.0500%, 3/2/26 16,900,000 16,553,950
Bank of Queensland Ltd., 90 Day Australian Bank Bill Rate + 1.0200%,
1.0357%, 11/16/21
‡
AUD 1,500,000 1,127,037
Bank of Queensland Ltd., 90 Day Australian Bank Bill Rate + 1.1000%,
1.1702%, 10/30/24
‡
980,000 747,958
Bank of Queensland Ltd., 90 Day Australian Bank Bill Rate + 1.8500%,
1.8690%, 5/1/28
‡
19,000,000 14,450,082
Barclays plc, ICE LIBOR USD 3 Month + 1.4300%, 1.5548%, 2/15/23
‡
$ 15,200,000 15,251,191
Barclays plc, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year +
0.8000%, 1.0070%, 12/10/24
‡
8,000,000 7,999,805
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 2.8000%,
2.8104%, 12/9/26
‡
AUD 11,480,000 8,641,176
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
2.4616%, 11/30/28
‡
24,600,000 19,026,565
Charles Schwab Corp. (The), 0.7500%, 3/18/24 $ 14,200,000 14,178,766
Charles Schwab Corp. (The), 1.1500%, 5/13/26 16,500,000 16,361,624
Charter Hall Exchange Finance Pty. Ltd., 2.3170%, 9/25/30 AUD 3,700,000 2,574,795
Charter Hall LWR Pty. Ltd., 2.0860%, 3/3/28 470,000 335,150
Citigroup, Inc., SOFR + 0.6690%, 0.9810%, 5/1/25
‡
$ 20,090,000 20,001,534
Citigroup, Inc., SOFR + 0.7650%, 1.1220%, 1/28/27
‡
23,650,000 23,089,869
Citigroup, Inc., SOFR + 0.7700%, 1.4620%, 6/9/27
‡
16,950,000 16,697,999
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.1300%,
1.1550%, 1/11/24
‡
AUD 200,000 152,935
Commonwealth Bank of Australia, 3.3500%, 6/4/24 $ 7,194,000 7,634,020
Commonwealth Bank of Australia, 1.1250%, 6/15/26 (144A) 19,400,000 19,093,034
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.8000%,
1.8130%, 9/10/30
‡
AUD 2,500,000 1,914,724
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%,
1.3300%, 8/20/31
‡
24,500,000 18,327,422
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.8600%,
0.9923%, 9/26/23 (144A)
‡
$ 3,500,000 3,543,289
Cooperatieve Rabobank UA, 0.3750%, 1/12/24 12,200,000 12,079,692
Cooperatieve Rabobank UA, 2.6250%, 7/22/24 (144A) 1,000,000 1,042,518
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.0000%, 1.3390%, 6/24/26 (144A)
‡
5,400,000 5,364,324
DBS Group Holdings Ltd., 2.8500%, 4/16/22 (144A) 3,600,000 3,636,252
DBS Group Holdings Ltd., 90 Day Australian Bank Bill Rate + 1.5800%,
1.5927%, 3/16/28
‡
AUD 26,020,000 19,766,328
DBS Group Holdings Ltd., USD ICE Swap Rate 5 Year + 1.5900%,
4.5200%, 12/11/28
‡
$ 3,270,000 3,483,781
DBS Group Holdings Ltd., USD ICE Swap Rate 5 Year + 1.5900%,
4.5200%, 12/11/28 (144A)
‡
3,600,000 3,835,355
DEXUS Finance Pty. Ltd., 4.2000%, 11/9/22 AUD 3,000,000 2,327,230
Dexus Wholesale Property Fund, 4.7500%, 6/16/25 2,470,000 2,004,485
Equinix , Inc., 1.4500%, 5/15/26 $ 16,690,000 16,491,536
GAIF Bond Issuer Pty. Ltd., 3.4000%, 9/30/26 3,509,000 3,759,884
GAIF Bond Issuer Pty. Ltd., 3.4000%, 9/30/26 (144A) 3,290,000 3,525,226
GE Capital International Funding Co. Unlimited Co., 3.3730%, 11/15/25 9,960,000 10,745,369
General Property Trust, 3.5910%, 11/7/23 AUD 1,500,000 1,167,684
General Property Trust, 3.6725%, 9/19/24 2,200,000 1,727,848
Goldman Sachs Group, Inc. (The), SOFR + 0.5720%, 0.6730%, 3/8/24
‡
$ 12,000,000 11,969,077
Goldman Sachs Group, Inc. (The), SOFR + 0.5050%, 0.6570%, 9/10/24
‡
18,762,000 18,663,830

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2021
10 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Goldman Sachs Group, Inc. (The), 3.5000%, 4/1/25 $ 6,500,000 $ 6,940,126
Goldman Sachs Group, Inc. (The), ICE LIBOR USD 3 Month + 1.2010%,
3.2720%, 9/29/25
‡
2,475,000 2,612,204
Goldman Sachs Group, Inc. (The), SOFR + 0.8180%, 1.5420%, 9/10/27
‡
18,763,000 18,448,971
GPT Wholesale Office Fund No.1, 4.0000%, 5/18/22 AUD 2,000,000 1,504,547
GPT Wholesale Shopping Centre Fund No. 1, 3.9930%, 9/11/24 5,780,000 4,499,345
GTA Finance Co. Pty. Ltd., 2.2000%, 8/26/27 330,000 235,591
HSBC Holdings plc, SOFR + 0.5340%, 0.7320%, 8/17/24
‡
$ 6,390,000 6,362,393
HSBC Holdings plc, SOFR + 0.7075%, 0.9760%, 5/24/25
‡
10,000,000 9,917,302
ICBCIL Finance Co. Ltd., 3.6500%, 3/5/22 980,000 988,620
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
2.4610%, 12/15/36
‡
AUD 7,360,000 5,722,282
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.1000%,
2.1110%, 6/15/44
‡
17,350,000 13,218,161
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
2.3610%, 6/15/45
‡
6,730,000 5,182,305
JPMorgan Chase & Co., SOFR + 0.4200%, 0.5630%, 2/16/25
‡
$ 8,000,000 7,918,406
JPMorgan Chase & Co., SOFR + 0.5400%, 0.8240%, 6/1/25
‡
7,240,000 7,183,676
JPMorgan Chase & Co., SOFR + 0.5800%, 0.9690%, 6/23/25
‡
11,835,000 11,767,565
JPMorgan Chase & Co., SOFR + 1.1600%, 2.3010%, 10/15/25
‡
390,000 401,881
JPMorgan Chase & Co., SOFR + 0.8000%, 1.0450%, 11/19/26
‡
21,170,000 20,656,947
JPMorgan Chase & Co., SOFR + 0.6950%, 1.0400%, 2/4/27
‡
10,000,000 9,713,956
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 3.2500%,
3.2616%, 3/7/22
‡
AUD 8,300,000 6,272,495
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.6000%,
2.6120%, 3/6/23
‡
2,600,000 1,968,078
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
2.3634%, 2/26/24
‡
5,940,000 4,478,084
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
2.4635%, 3/17/25
‡
2,530,000 1,905,435
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.5500%,
2.5608%, 5/25/26
‡
4,920,000 3,724,013
Lloyds Banking Group plc, 90 Day Australian Bank Bill Rate + 1.3000%,
1.3129%, 3/20/23
‡
3,310,000 2,516,225
Lloyds Banking Group plc, 3.6500%, 3/20/23 1,500,000 1,164,102
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.1000%, 1.3260%, 6/15/23
‡
$ 9,300,000 9,342,120
Lloyds Banking Group plc, ICE LIBOR USD 3 Month + 0.8100%,
2.9070%, 11/7/23
‡
3,400,000 3,475,873
Lloyds Banking Group plc, 3.9000%, 11/23/23 AUD 3,700,000 2,905,639
Lloyds Banking Group plc, 3.9000%, 3/12/24 $ 4,880,000 5,206,977
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.5500%, 0.6950%, 5/11/24
‡
5,700,000 5,692,277
Macquarie Bank Ltd., 2.3000%, 1/22/25 (144A) 12,240,000 12,608,821
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 2.9000%,
2.9116%, 5/28/30
‡
AUD 19,800,000 15,571,200
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.5500%,
1.5635%, 6/17/31
‡
10,900,000 8,153,669
Macquarie Group Ltd., SOFR + 0.6940%, 1.2010%, 10/14/25 (144A)
‡
$ 9,700,000 9,642,479
Macquarie Group Ltd., SOFR + 0.9100%, 1.6290%, 9/23/27 (144A)
‡
12,000,000 11,770,918
Mitsubishi UFJ Financial Group, Inc., US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 0.6800%, 0.8480%, 9/15/24
‡
8,800,000 8,801,305
Mizuho Financial Group, Inc., SOFR + 1.2516%, 1.2410%, 7/10/24
‡
6,700,000 6,743,892
Mizuho Financial Group, Inc., SOFR + 0.8716%, 0.8490%, 9/8/24
‡
6,700,000 6,696,878

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Mizuho Financial Group, Inc., US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 0.7500%, 1.5540%, 7/9/27
‡
$ 15,200,000 $ 15,001,507
Morgan Stanley, SOFR + 0.5250%, 0.7900%, 5/30/25
‡
17,480,000 17,292,009
Morgan Stanley, SOFR + 0.5600%, 1.1640%, 10/21/25
‡
11,000,000 10,948,325
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27
‡
2,040,000 2,020,990
Morgan Stanley, SOFR + 0.8580%, 1.5120%, 7/20/27
‡
27,590,000 27,139,200
National Australia Bank Ltd., ICE LIBOR USD 3 Month + 0.7100%,
0.8337%, 11/4/21 (144A)
‡
7,200,000 7,200,288
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 2.1500%,
2.1643%, 5/17/29
‡
AUD 12,420,000 9,581,429
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
1.7100%, 11/18/30
‡
23,000,000 17,495,594
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 2.0200%,
2.0300%, 11/18/31
‡
9,060,000 6,988,029
Nordea Bank Abp , 1.0000%, 6/9/23 (144A) $ 6,700,000 6,750,290
Nordea Bank Abp , ICE LIBOR USD 3 Month + 0.9400%, 1.0608%, 8/30/23
(144A)
‡
5,700,000 5,762,070
Nordea Bank Abp , 0.7500%, 8/28/25 (144A) 9,000,000 8,815,798
Oversea-Chinese Banking Corp. Ltd., 4.2500%, 6/19/24 (144A) 616,000 661,293
Oversea-Chinese Banking Corp. Ltd., 4.2500%, 6/19/24 2,930,000 3,145,435
QIC Finance Shopping Center Fund Pty. Ltd., 3.7500%, 12/6/23 AUD 690,000 538,684
QIC Finance Shopping Center Fund Pty. Ltd., 90 Day Australian Bank Bill Rate +
1.2700%, 1.2857%, 8/15/25
‡
2,750,000 2,086,283
Royal Bank of Canada, 2.3520%, 7/2/24 CAD 20,200,000 16,577,999
Royal Bank of Canada, 2.5500%, 7/16/24 $ 140,000 145,838
Royal Bank of Canada, 1.1500%, 6/10/25 220,000 218,854
Royal Bank of Canada, 1.2000%, 4/27/26 13,630,000 13,433,580
Shopping Centres Australasia Property Retail Trust, 3.9000%, 6/7/24 AUD 4,600,000 3,622,518
Sumitomo Mitsui Financial Group, Inc., 1.4020%, 9/17/26 $ 22,450,000 22,033,656
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.1500%,
2.1620%, 12/5/28
‡
AUD 15,700,000 12,086,995
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.2500%,
2.2625%, 12/1/35
‡
5,000,000 3,848,626
Suncorp- Metway Ltd., 3.3000%, 4/15/24 (144A) $ 9,990,000 10,549,830
SVB Financial Group, 2.1000%, 5/15/28 13,370,000 13,361,366
Toronto-Dominion Bank (The), 0.5500%, 3/4/24 2,780,000 2,758,707
Toronto-Dominion Bank (The), 2.8500%, 3/8/24 CAD 16,840,000 13,975,210
Toronto-Dominion Bank (The), 0.7000%, 9/10/24 $ 4,100,000 4,068,606
Toronto-Dominion Bank (The), 1.1500%, 6/12/25 7,200,000 7,173,866
UBS AG, 0.3750%, 6/1/23 (144A) 9,950,000 9,899,166
UBS AG, 0.7000%, 8/9/24 (144A) 4,550,000 4,521,030
UBS Group AG, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year +
0.8500%, 1.4940%, 8/10/27 (144A)
‡
13,025,000 12,760,158
United Overseas Bank Ltd., USD Swap Semi 5 Year + 1.6540%, 2.8800%, 3/8/27
‡
5,145,000 5,177,002
United Overseas Bank Ltd., US Treasury Yield Curve Rate T Note Constant Maturity
5 Year + 1.5000%, 3.7500%, 4/15/29 (144A)
‡
3,430,000 3,624,104
Vicinity Centres Trust, 3.5000%, 4/26/24 AUD 5,700,000 4,446,368
Wells Fargo & Co., SOFR + 1.6000%, 1.6540%, 6/2/24
‡
$ 23,880,000 24,224,575
Wells Fargo & Co., SOFR + 0.5100%, 0.8050%, 5/19/25
‡
6,570,000 6,539,553
Wells Fargo & Co., ICE LIBOR USD 3 Month + 0.7500%, 2.1640%, 2/11/26
‡
9,410,000 9,629,018
Wells Fargo & Co., 3.7000%, 7/27/26 AUD 18,000,000 14,168,053
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.9500%,
0.9657%, 11/16/23
‡
14,300,000 10,884,750
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.7700%, 0.8917%, 2/26/24
‡
$ 4,950,000 5,019,694

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2021
12 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Westpac Banking Corp., 2.3500%, 2/19/25 $ 1,250,000 $ 1,298,878
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.4000%,
1.4157%, 2/16/28
‡
AUD 6,100,000 4,618,428
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8000%,
1.8159%, 6/22/28
‡
15,800,000 12,062,571
Westpac Banking Corp., 5-year AUD Swap Offer Rate + 1.8300%,
4.3340%, 8/16/29
‡
13,722,000 10,831,818
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.9800%,
1.9900%, 8/27/29
‡
6,500,000 5,005,229
Westpac Banking Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 1.3500%, 2.8940%, 2/4/30
‡
$ 5,775,000 5,934,852
1,328,820,446
Industrial - 4.3%
Boeing Co. (The), 1.4330%, 2/4/24 33,718,000 33,729,219
Boeing Co. (The), 2.1960%, 2/4/26 8,569,000 8,583,276
Caterpillar Financial Services Corp., 0.4500%, 5/17/24 8,420,000 8,352,484
Caterpillar Financial Services Corp., 0.6000%, 9/13/24 1,950,000 1,938,048
Caterpillar Financial Services Corp., 2.1500%, 11/8/24 2,150,000 2,227,471
Caterpillar Financial Services Corp., 1.4500%, 5/15/25 4,600,000 4,648,879
Caterpillar Financial Services Corp., 0.8000%, 11/13/25 13,490,000 13,293,500
DAE Funding LLC, 1.5500%, 8/1/24 (144A) 3,450,000 3,403,425
Downer Group Finance Pty. Ltd., 4.5000%, 3/11/22 AUD 2,480,000 1,871,072
John Deere Capital Corp., 0.4500%, 1/17/24 $ 3,590,000 3,570,795
John Deere Capital Corp., 0.4500%, 6/7/24 11,650,000 11,542,609
John Deere Capital Corp., 0.6250%, 9/10/24 6,300,000 6,265,297
John Deere Capital Corp., 0.7000%, 1/15/26 6,080,000 5,934,023
Martin Marietta Materials, Inc., 0.6500%, 7/15/23 6,525,000 6,523,638
New Terminal Financing Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.4500%,
1.4750%, 7/12/24
‡
AUD 8,460,000 6,355,636
Sydney Airport Finance Co. Pty. Ltd., 3.9000%, 3/22/23 $ 1,230,000 1,278,883
Sydney Airport Finance Co. Pty. Ltd., 3.9000%, 3/22/23 (144A) 900,000 935,768
120,454,023
Technology - 7.0%
Apple, Inc., 2.4000%, 1/13/23 5,100,000 5,210,069
Apple, Inc., 0.7500%, 5/11/23 3,600,000 3,613,834
Apple, Inc., 1.8000%, 9/11/24 8,200,000 8,408,054
Apple, Inc., 0.5500%, 8/20/25 3,640,000 3,566,975
Apple, Inc., 0.7000%, 2/8/26 9,240,000 9,057,365
Broadcom, Inc., 1.9500%, 2/15/28 (144A) 27,996,000 27,428,347
Fiserv, Inc., 3.8000%, 10/1/23 21,645,000 22,833,417
Hewlett Packard Enterprise Co., 4.4000%, 10/15/22
Ç
2,000,000 2,059,683
Hewlett Packard Enterprise Co., 1.4500%, 4/1/24 22,260,000 22,494,893
Intuit, Inc., 0.6500%, 7/15/23 14,060,000 14,072,567
NVIDIA Corp., 0.5840%, 6/14/24 16,300,000 16,225,070
Oracle Corp., 2.5000%, 5/15/22 4,120,000 4,152,899
Oracle Corp., 2.5000%, 4/1/25 10,100,000 10,473,264
Oracle Corp., 1.6500%, 3/25/26 13,850,000 13,894,224
TSMC Arizona Corp., 1.7500%, 10/25/26 16,300,000 16,386,943
VMware, Inc., 1.0000%, 8/15/24 6,550,000 6,558,288
VMware, Inc., 1.4000%, 8/15/26 6,550,000 6,451,929
192,887,821
Utilities - 3.7%
Ausgrid Finance Pty. Ltd., 3.8500%, 5/1/23 (144A) 7,740,000 7,996,983

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Utilities - (continued)
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.1000%,
1.1150%, 2/5/24
‡
AUD 370,000 $ 279,834
Ausgrid Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2200%,
1.2902%, 10/30/24
‡
22,300,000 16,926,782
Ausgrid Finance Pty. Ltd., 3.7500%, 10/30/24 17,320,000 13,639,583
AusNet Services Holdings Pty. Ltd., 5.3750%, 7/2/24 4,400,000 3,593,622
Australian Gas Networks Ltd., 90 Day Australian Bank Bill Rate + 0.4200%,
0.4396%, 7/1/26
‡
3,000,000 2,195,893
Australian Gas Networks Vic 3 Pty. Ltd., 4.5000%, 12/17/21 1,650,000 1,245,654
ETSA Utilities Finance Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.0400%,
1.0516%, 12/13/23
‡
830,000 629,423
ETSA Utilities Finance Pty. Ltd., 3.5000%, 8/29/24 5,480,000 4,302,655
Korea East-West Power Co. Ltd., 3.8750%, 7/19/23 (144A) $ 4,000,000 4,207,446
Korea East-West Power Co. Ltd., 1.7500%, 5/6/25 5,854,000 5,912,013
Korea Southern Power Co. Ltd., 90 Day Australian Bank Bill Rate + 0.9700%,
1.0402%, 10/30/24
‡
AUD 2,090,000 1,588,810
Network Finance Co. Pty. Ltd., 90 Day Australian Bank Bill Rate + 1.2300%,
1.2500%, 12/6/24
‡
14,120,000 10,742,368
Network Finance Co. Pty. Ltd., 3.5000%, 12/6/24 280,000 218,600
Network Finance Co. Pty. Ltd., 2.2500%, 11/11/26 300,000 220,167
SGSP Australia Assets Pty. Ltd., 3.3000%, 4/9/23
Ç
$ 14,270,000 14,745,426
United Energy Distribution Pty. Ltd., 90 Day Australian Bank Bill Rate + 0.9700%,
0.9850%, 2/7/23
‡
AUD 3,000,000 2,268,073
United Energy Distribution Pty. Ltd., 3.8500%, 10/23/24 6,130,000 4,871,491
United Energy Distribution Pty. Ltd., 2.2000%, 10/29/26 2,700,000 2,002,301
Victoria Power Networks Finance Pty. Ltd., 90 Day Australian Bank Bill Rate +
0.2800%, 0.3050%, 1/15/22
‡
2,200,000 1,651,744
Victoria Power Networks Finance Pty. Ltd., 90 Day Australian Bank Bill Rate +
0.8000%, 0.8404%, 4/21/26
‡
100,000 75,262
Victoria Power Networks Finance Pty. Ltd., 4.0000%, 8/18/27 3,200,000 2,570,108
101,884,238
Total Corporate Bonds (cost $2,467,239,189) 2,475,818,161
Foreign Government Bonds - 0.6%
Kiwibank Ltd., 90 Day Australian Bank Bill Rate + 0.7000%, 0.7155%, 9/23/25
‡
280,000 211,953
Korea Hydro & Nuclear Power Co. Ltd., 3.7500%, 7/25/23 (144A) $ 8,050,000 8,459,745
Korea National Oil Corp., 0.8750%, 10/5/25 (144A) 6,500,000 6,343,376
Total Foreign Government Bonds (cost $14,916,525) 15,015,074
Mortgage-Backed Securities - 1.0%
Firstmac Mortgage Funding Trust No. 4 , 30 Day Australian Bank Bill Rate +
1.3000% , 1.3072% , 3/8/49
‡
AUD 2,700,000 2,045,675
La Trobe Financial Capital Markets Trust
30 Day Australian Bank Bill Rate + 2.3500%, 2.3533%, 3/12/50
‡
2,132,879 1,619,014
30 Day Australian Bank Bill Rate + 1.3500%, 1.3600%, 2/11/51
‡
453,507 343,812
30 Day Australian Bank Bill Rate + 1.8500%, 1.8600%, 2/11/51
‡
1,400,000 1,066,915
Liberty
30 Day Australian Bank Bill Rate + 1.6500%, 1.6600%, 10/10/49
‡
8,110,360 6,116,312
30 Day Australian Bank Bill Rate + 1.9000%, 1.9100%, 10/25/50
‡
1,289,367 975,039
Liberty SME , 30 Day Australian Bank Bill Rate + 1.4500% , 1.4600% , 7/10/50
‡
4,719,630 3,574,512
Pepper I-Prime Trust , 30 Day Australian Bank Bill Rate + 1.6500% ,
1.6600% , 11/23/49
‡
5,490,050 4,142,375
Pepper Residential Securities Trust
30 Day Australian Bank Bill Rate + 1.4000%, 1.4033%, 8/12/58
‡
170,912 128,896
ICE LIBOR USD 1 Month + 1.0000%, 1.0856%, 6/20/60 (144A)
‡
$ 865,811 868,550

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2021
14 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Pepper Residential Securities Trust - (continued)
30 Day Australian Bank Bill Rate + 2.2500%, 2.2617%, 8/18/60
‡
AUD 591,733 $ 452,307
ICE LIBOR USD 1 Month + 0.9000%, 0.9859%, 11/18/60 (144A)
‡
$ 392,400 393,350
RedZed Trust , 30 Day Australian Bank Bill Rate + 2.4000% , 2.4100% , 3/9/50
‡
AUD 6,810,833 5,162,646
RESIMAC Premier , ICE LIBOR USD 1 Month + 0.8000% , 0.8836% , 11/10/49
(144A)
‡
$ 648,681 649,692
Total Mortgage-Backed Securities (cost $26,660,096) 27,539,095
Investment Companies - 1.0%
Money Market Funds - 1.0%
Federated Hermes Government Obligations Tax-Managed Fund, 0.0200%
∞
(cost
$27,386,627) 27,386,627 27,386,627
Commercial Paper - 9.1%
Centennial Energy Holdings, Inc., 0.2500%, 11/1/21 (Section 4(2)) 15,200,000 15,199,835
Conagra Brands, Inc., 0.1800%, 11/1/21 (Section 4(2)) 52,050,000 52,048,803
Constellation Brands, Inc., 0.1500%, 11/1/21 (Section 4(2)) 7,000,000 6,999,823
Energy Transfer LP, 0.3500%, 11/1/21 (Section 4(2)) 8,250,000 8,249,791
General Motors Financial Co., Inc., 0.2400%, 11/1/21 (Section 4(2)) 15,000,000 14,999,682
Intesa Sanpaolo Funding LLC, 0.0700%, 11/1/21 (Section 4(2)) 36,550,000 36,548,563
Jabil, Inc., 0.3800%, 11/1/21 (Section 4(2)) 43,000,000 42,998,337
National Fuel Gas Co., 0.2300%, 11/1/21 (Section 4(2)) 10,200,000 10,199,890
Sinopec Century Bright Capital Investment America LLC, 0.2300%, 11/1/21
(Section 4(2)) 28,500,000 28,499,592
Sinopec Century Bright Capital Investment America LLC, 0.2300%, 11/5/21
(Section 4(2)) 24,000,000 23,999,183
Smithfield Foods, Inc., 0.1400%, 11/1/21 (Section 4(2)) 15,000,000 14,999,745
Total Commercial Paper (cost $254,749,387) 254,743,244
Total Investments (total cost $2,791,185,267 ) - 100.8% 2,800,740,539
Liabilities, net of Cash, Receivables and Other Assets - (0.8%) (23,239,831)
Net Assets - 100.0% $2,777,500,708
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,730,937,652 61.8%
Australia 540,678,933 19.3
Canada 127,568,777 4.6
United Kingdom 98,988,542 3.5
Japan 61,965,205 2.2
Ireland 52,666,529 1.9
Singapore 43,329,550 1.5
Cayman Islands 29,374,846 1.0
South Korea 26,511,390 1.0
China 23,050,826 0.8
Finland 21,328,158 0.8
Netherlands 15,669,887 0.6
Switzerland 12,760,158 0.5
Spain 6,303,507 0.2
Hong Kong 4,257,389 0.2
United Arab Emirates 3,403,425 0.1
Curacao 1,272,000 0.0

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited) (continued)
Country Value
% of
Investment
Securities
New Zealand $ 406,280 0.0%
Virgin Islands, British 267,485 0.0
Total $ 2,800,740,539 100.0%
Schedule of Forward Foreign Currency Exchange Contracts, Open
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and
Unrealized
Appreciation
(Depreciation)
Bank of America N.A.
Australian Dollar 11/10/21 544,760,000 $ (399,900,145) $ (9,283,610)
Canadian Dollar 11/10/21 62,000,000 (49,504,476) (513,405)
(9,797,015)
Citibank N.A.
Australian Dollar 11/10/21 (4,000,000) 2,929,914 74,593
Australian Dollar 11/10/21 8,000,000 (5,810,982) (198,031)
Australian Dollar 11/10/21 12,000,000 (8,686,476) (327,044)
Australian Dollar 11/10/21 12,000,000 (8,600,244) (413,276)
Australian Dollar 11/10/21 17,000,000 (12,303,204) (465,949)
(1,329,707)
Goldman Sachs Group, Inc.
Australian Dollar 11/10/21 21,000,000 (15,777,657) 3,997
–
J.P. Morgan Chase Bank
Australian Dollar 11/10/21 (5,000,000) 3,651,970 103,663
Australian Dollar 11/10/21 (4,000,000) 2,947,763 56,744
Australian Dollar 11/10/21 (3,300,000) 2,458,893 19,825
Australian Dollar 11/10/21 1,000,000 (750,610) (516)
Australian Dollar 11/10/21 7,900,000 (5,676,316) (257,585)
(77,869)
Morgan Stanley & Co.
Australian Dollar 11/10/21 1,600,000 (1,193,639) (8,163)
–
Total $(11,208,757)
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
Futures Sold:
U.S. Treasury 10 Year Notes 403 12/21/21 $ (52,673,359) $ 916,353
U.S. Treasury 2 Year Notes 3,867 12/31/21 (847,839,750) 2,350,507
U.S. Treasury 5 Year Notes 5,881 12/31/21 (716,011,750) 9,271,720
Total $12,538,580

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2021
16 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2021.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the year ended October 31, 2021.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2021
Interest Rate
Contracts
Currency
Contracts Total
Asset Derivatives:
Forward foreign currency exchange contracts $— $258,822 $258,822
Futures contracts 12,538,580 — 12,538,580
Total Asset Derivatives $12,538,580 $258,822 $12,797,402
Liability Derivatives:
Forward foreign currency exchange contracts — (11,467,579) (11,467,579)
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended October 31, 2021
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $— $20,798,251 20,798,251
Futures contracts 1,551,080 — 1,551,080
Swap contracts (16,145,327) — (16,145,327)
Purchased option contracts (917,704) — (917,704)
Total $(15,511,951) $20,798,251 5,286,300
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $— $(20,808,776) $(20,808,776)
Futures contracts 12,282,698 — 12,282,698
Swap contracts (254,429) — (254,429)
Total $12,028,269 $(20,808,776) $(8,780,507)

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 17
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Average ending Monthly Value of Derivative Instruments During the Year Ended October 31, 2021
Derivative Value*
Forward foreign currency exchange contracts, purchased $18,802,714
Forward foreign currency exchange contracts, sold 575,570,112
Futures contracts, purchased 98,098,418
Futures contracts, sold 863,906,977
Centrally Cleared I nterest rate swaps, pay fixed rate/receive floating rate 750,703,862
Centrally Cleared Interest rate swaps, receive fixed rate/pay floating rate 798,546,954
Purchased call option 33,781
* Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold. Futures contracts and centrally-cleared swaps are reported as the average ending monthly notional value. Options are reported as the average ending monthly market value.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
October 31, 2021
18 October 31, 2021
FTSE 3-Month U.S.
Treasury Bill Index
FTSE 3-Month U.S. Treasury Bill Index tracks the performance of short-term U.S. government debt securities.
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of October 31, 2021.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the
Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the year ended October 31, 2021 is $254,743,244, which represents 9.1% of net assets.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2021 is $531,747,699 which represents 19.1% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of October 31, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
October 31, 2021
Janus Detroit Street Trust 19
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2021 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Security $ — $ 238,338 $ —
Corporate Bonds — 2,475,818,161 —
Foreign Government Bonds — 15,015,074 —
Mortgage-Backed Securities — 27,539,095 —
Investment Companies 27,386,627 — —
Commercial Paper — 254,743,244 —
Total Investments in Securities $ 27,386,627 $ 2,773,353,912 $ —
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange Contracts $ — $ 258,822 $ —
Total Assets $ 27,386,627 $ 2,773,612,734 $ —
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange Contracts $ — $ 11,467,579 $ —
Variation Margin Payable on Futures Contracts 309,226 — —
Total Liabilities $ 309,226 $ 11,467,579 $ —
(a) Other financial instruments include forward foreign currency exchange and futures contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation /( depreciation) at measurement date, which represents the change in the contract’s value from trade date.
Futures contracts are reported at their variation margin at measurement date, which repr esents the amount due to/from the Fund at that date.

Janus Henderson Short Duration Income ETF
Statement of Assets and Liabilities
October 31, 2021
20 October 31, 2021
See Notes to Financial Statements.
Assets:
Investments, at value (cost $2,791,185,267) $ 2,800,740,539
Cash denominated in foreign currency (cost of $3,003,335) 3,001,818
Forward foreign currency exchange contracts 258,822
Due from broker for centrally cleared swaps 129,832
Due from broker for futures 6,310,000
Receivables:
Investments sold 3,238,921
Fund units sold 3,002
Interest 9,666,926
Due from custodian 4,601,578
Total Assets 2,827,951,438
Liabilities:
Payable for variation margin on futures contracts 309,226
Forward foreign currency exchange contracts 11,467,579
Payables: —
Due to custodian 1,809,786
Investments purchased 11,254,378
Fund units purchased 25,015,590
Management fees 534,874
Interest 59,297
Total Liabilities 50,450,730
Net Assets $ 2,777,500,708
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 2,785,626,808
Total distributable earnings (loss) (8,126,100)
Total Net Assets $ 2,777,500,708
Net Assets $ 2,777,500,708
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 55,550,000
Net Asset Value Per Share $ 50 .00

Janus Henderson Short Duration Income ETF
Statement of Operations
For the year ended October 31, 2021
Janus Detroit Street Trust 21
See Notes to Financial Statements.
Investment Income:
Interest $ 34,735,475
Dividends 8,614
Foreign tax withheld (1,390)
Total Investment Income 34,742,699
Expenses:
Management Fees 6,519,451
Total Expenses 6,519,451
Net Investment Income/(Loss) 28,223,248
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (10,809,606)
Forward foreign currency exchange contracts 20,798,251
Futures contracts 1,551,080
Swap contracts (16,145,327)
Purchased option contracts (917,704)
Total Net Realized Gain/(Loss) on Investments $ (5,523,306)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ (10,022,263)
Forward foreign currency exchange contracts (20,808,776)
Futures contracts 12,282,698
Swap contracts (254,429)
Total Change in Unrealized Net Appreciation/Depreciation $ (18,802,770)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 3,897,172

Janus Henderson Short Duration Income ETF
Statements of Changes in Net Assets
22 October 31, 2021
See Notes to Financial Statements.
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations:
Net investment income/(loss) $ 28,223,248 $ 24,627,551
Net realized gain/(loss) on investments (5,523,306) (15,156,864)
Change in unrealized net appreciation/depreciation (18,802,770) 33,231,437
Net Increase/(Decrease) in Net Assets Resulting from Operations 3,897,172 42,702,124
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (27,444,008) (25,523,117)
Net Decrease from Dividends and Distributions to Shareholders (27,444,008) (25,523,117)
Capital Share Transactions 74,521,876 1,671,611,945
Net Increase/(Decrease) in Net Assets 50,975,040 1,688,790,952
Net Assets: — —
Beginning of Year   2,726,525,668 1,037,734,716
End of Year $ 2,777,500,708 $ 2,726,525,668

Janus Henderson Short Duration Income ETF
Financial Highlights
Janus Detroit Street Trust 23
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2021 2020 2019 2018 2017
(1)
Net Asset Value, Beginning of Period $50.40 $49.89 $50.04 $50.35 $50.00
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(2)
0.49 0.77 1.39 1.25 0.82
Net realized and unrealized gain/(loss) (0.41) 0.70 0.53 (0.33) 0.11
Total from Investment Operations 0.08 1.47 1.92 0.92 0.93
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (0.48) (0.96) (1.43) (1.23) (0.58)
Distributions (from capital gains) — — (0.64) — —
Total Dividends and Distributions (0.48) (0.96) (2.07) (1.23) (0.58)
Net Asset Value, End of Period $50.00 $50.40 $49.89 $50.04 $50.35
Total Return
*
0.15% 2.99% 3.95% 1.86% 1.87%
Net assets, End of Period (in thousands) $2,777,501 $2,726,526 $1,037,735 $730,545 $156,084
Average Net Assets for the Period (in thousands) $2,893,718 $1,601,333 $925,572 $406,711 $66,131
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.23% 0.26% 0.32% 0.35% 0.35%
Ratio of Net Investment Income/(Loss) 0.98% 1.54% 2.80% 2.51% 1.71%
Portfolio Turnover Rate
(3)
74% 14% 23% 22% 44%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from November 16, 2016 (commencement of operations) through October 31, 2017.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
24 October 31, 2021
1. Organization and Significant Accounting Policies
Janus Henderson Short Duration Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks to provide a steady income stream with capital preservation across various market cycles. The Fund seeks to consistently outperform the FTSE 3-Month U.S. Treasury Bill Index by a moderate amount through various market cycles while at the same time providing low volatility. The Fund is classified as diversified, as defined in the 1940 Act.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting the Distributor, Janus Capital Management LLC (“Janus Capital”
or “Janus” or "Agent") or an affiliate of Janus Capital power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation Procedures.
Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
26 October 31, 2021
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, forwards, options, and swaps. Each derivative instrument that was held by the Fund during the year ended October 31,
2021 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for various investment purposes, such as to manage or hedge portfolio risk, including interest rate risk, enhance return or to manage duration. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. When used to enhance return the Fund may be fully exposed to the risk of loss of that derivative, which may sometimes be greater than the derivative’s cost. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by Janus Capital or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
28 October 31, 2021
foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S.
dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable (if applicable) and in the Statement of
Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts for the purchase or sale for future delivery of (i) fixed-income securities, and U.S. government securities and Treasuries, or (ii) contracts based on interest rates. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the
Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities
(if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner)
“exercises” the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the
Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial
Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as
“Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of securities, or foreign currencies. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the
Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of
Investments (if applicable).
During the year, the Fund purchased put options on bond futures in order to reduce interest rate risk where reducing this exposure via other markets such as the cash bond market was less attractive.
As of October 31, 2021, the Fund did not have any open purchased option contracts.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
30 October 31, 2021
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 31
maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-
name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single- name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single- name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name
CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.
The Fund's use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations.
Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.
During the year, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher future floating rate, while paying a fixed rate that has not increased.
During the year, the Fund entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Fund benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.
3. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
32 October 31, 2021
other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including Janus Capital, rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU.
Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. All of these developments may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries that depend on EU countries for significant amounts of trade or investment, or issues with exposure to debt issued by certain EU countries.
Management Risk
The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Although the Fund seeks to provide long-term positive returns, market conditions or implementation of the Fund's investment process may result in losses, and the Fund may not meet its investment objective. As such, there can be no assurance of positive "absolute" returns.
Floating-Rate Obligations Risk
Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity.
The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Benchmark interest rates, such as the London Interbank Offered Rate
(“LIBOR”), may not accurately track market interest rates.
Geographic Investment Risk
To the extent the Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund's performance.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 33
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments,

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
34 October 31, 2021
multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities.
The following tables present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments as of October 31,
2021  table located in the Fund’s Schedule of Investments.
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Citibank N.A. 74,593 (74,593) — —
Goldman Sachs Group, Inc. 3,997 — — 3,997
J.P. Morgan Chase Bank 180,232 (180,232) — —
Total $ 258,822 $ (254,825) $ — $ 3,997
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Bank of America N.A. $ 9,797,015 $ — $ — $ 9,797,015
Citibank N.A. 1,404,300 (74,593) — 1,329,707
J.P. Morgan Chase Bank 258,101 (180,232) — 77,869
Morgan Stanley & Co. 8,163 — — 8,163
Total $ 11,467,579 $ (254,825) $ — $ 11,212,754
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 35
The Fund generally does not exchange collateral on its forward currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract’s obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
Additionally, Janus Capital has contractually agreed to waive and/or reimburse the management fee payable by the Fund in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.23% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waiver for at least the period from February 28, 2021 through February 28, 2022. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of
Operations.
For the year ended October 31, 2021, the Fund’s contractual management fee rate (expressed as an annual rate) was
0.23% of the Fund’s average daily net assets.
Effective June 14, 2021, J.P. Morgan Chase Bank, NA (“JP Morgan") provides certain fund administration services to the
Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. Prior to June 14, 2021, State
Street Bank and Trust Company (“State Street”) provided certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services,
Janus Capital pays JP Morgan, and previously paid State Street, a fee based on a percentage of the Fund’s assets, and a flat fee, for certain services. Janus Capital serves as administrator to the Fund, providing oversight and coordination of the
Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. Effective June 14, 2021, JP Morgan also serves as transfer agent for the shares of the Fund. Prior to June 14, 2021, State Street served as transfer agent for the shares of the Fund. Pursuant to agreements with Janus Capital on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP
Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities. Prior to June 14, 2021, State Street Global Markets, an affiliate of State Street,
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
36 October 31, 2021
executed portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS
Distributors, Inc. (the “Distributor”) or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the
Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the
Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and (ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders.
Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, Janus Capital does not intend to seek shareholder approval for implementation of the Plan.
As of October 31, 2021, an affiliate of Janus Capital owned 101,000 shares or 0.18% of the Fund.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended October 31, 2021, the Fund engaged in cross trades amounting to $154,184,227 in purchases.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of derivatives and foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2021, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$18,629,209 $ — $(34,347,631) $ — $ — $26,154 $7,566,168

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 37
executed portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS
Distributors, Inc. (the “Distributor”) or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the
Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the
Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and (ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders.
Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, Janus Capital does not intend to seek shareholder approval for implementation of the Plan.
As of October 31, 2021, an affiliate of Janus Capital owned 101,000 shares or 0.18% of the Fund.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended October 31, 2021, the Fund engaged in cross trades amounting to $154,184,227 in purchases.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of derivatives and foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2021, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$18,629,209 $ — $(34,347,631) $ — $ — $26,154 $7,566,168
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2021 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Information on the tax components of derivatives as of October 31, 2021 is as follows:
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
Capital Loss Carryover Schedule
For the year ended October 31, 2021
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(15,638,179) $(18,709,452) $(34,347,631)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$2,793,174,371 $24,349,698 $(16,783,530) $7,566,168
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$1,329,823 $ — $ — $ —
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$27,444,008 $ — $ — $ —
For the year ended October 31, 2020
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$25,523,117 $ — $ — $ —
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$ — $16,960,942 $(16,960,942)

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
38 October 31, 2021
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the year ended October 31, 2021, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2021 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Year Ended October 31, 2021 Year Ended October 31, 2020
Shares Amount Shares Amount
Shares sold
9,150,000 $ 460,894,564 35,700,000 $ 1,790,187,597
Shares repurchased
(7,700,001) (386,372,688) (2,400,000) (118,575,652)
Net Increase/(Decrease)
1,449,999 $ 74,521,876 33,300,000 $ 1,671,611,945
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$2,261,360,165 $1,724,698,726 $ — $ —

Janus Henderson Short Duration Income ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 39
Proxy Voting Policies and Voting Record
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at
janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on
Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov;
(ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public
Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

Janus Henderson Short Duration Income ETF
Trustees and Officers
(unaudited)
40 October 31, 2021
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of
Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund) (since
2017), Independent Trustee,
Clough Global Opportunities
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global Equity
Fund (closed-end fund)
(since 2017), Independent
Trustee, Elevation ETF Trust
(investment company) (2016-
2018), Chairman, Elevation
ETF Trust (2016-2018), and
Independent Trustee, Global X
Funds (investment company)
(since 2018).

Janus Henderson Short Duration Income ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 41
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
Formerly, Principal Consultant,
SRK Consulting (U.S.), Inc.
(consulting services to global
mining, energy and water
resource industries) (2015-
2017) and Founder and
Principal, Resource Initiatives
LLC (sustainability consulting
firm) (2006-2015).
14
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
Formerly, Management Advisor,
BoxCast, Inc. (technology start-
up company) (2014-2017).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020)
and Director, State Farm Bank
(banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Head of Investment
Services, Janus Henderson
Investors (since 2017); Vice
President, Investments
Chief of Staff, Janus Capital
Management LLC (2007-
2017).
14

Janus Henderson Short Duration Income ETF
Trustees and Officers
(unaudited)
42 October 31, 2021
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Bruce L. Koepfgen
151 Detroit Street
Denver, CO 80206
DOB: 1952
President and Chief
Executive Officer
2/16-Present Executive Vice President, Head of North America
at Janus Henderson Investors (since 2017),
President and Head of North America at Janus
Capital Management LLC (since 2013 and 2017,
respectively), President at Janus Capital Group
Inc. (since 2013), President and Director at Janus
International Holding LLC (since 2019 and 2011,
respectively), President at Janus Holdings LLC
(since 2019), President and Director at Janus
Management Holdings Corporation (since 2017 and
2012, respectively), Executive Vice President and
Head of North America at Janus Distributors LLC
(since 2011 and 2019, respectively), Vice President
and Director at Intech Investment Management
LLC (since 2012), and Executive Vice President at
Perkins Investment Management LLC (since 2011).
Formerly, Executive Vice President at Janus Capital
Group Inc., Janus International Holding LLC, and
Janus Management Holdings Corporation (2011-
2019), Director at Perkins Investment Management
LLC (2011-2019), and Chief Financial Officer at
Janus Capital Group Inc. (2011-2013).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present). Formerly, Assistant Vice President
and Senior Legal Counsel of Janus Capital
Management LLC (2012-2016).

Janus Henderson Short Duration Income ETF
Notes
Janus Detroit Street Trust 43

Janus Henderson Short Duration Income ETF
Notes
44 October 31, 2021

Janus Henderson Short Duration Income ETF
Notes
Janus Detroit Street Trust 45

125-02-93073 12-21
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2021
Janus Henderson Mortgage-Backed
Securities ETF
Janus Detroit Street Trust

Janus Henderson Mortgage-Backed Securities ETF

Janus Henderson Mortgage-Backed Securities ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson Mortgage-Backed Securities ETF (JMBS)
seeks a high level of total return consisting of income and
capital appreciation. It pursues its objective by investing
primarily in high-quality mortgage-backed securities (MBS)
issued by the U.S. government and its agencies (agency MBS).
The Fund seeks to outperform the total return of the Bloomberg
U.S. Mortgage Backed Securities Index while maintaining a
substantial correlation to the index.
PERFORMANCE OVERVIEW
During the period, the Janus Henderson Mortgage-Backed Securities ETF (JMBS) returned 0.88%, net of fees
(based on NAV), outperforming its benchmark, the Bloomberg U.S. MBS Index, which returned -0.58% over the period.
Performance of U.S. Agency MBS securities over the past year were dominated by a difficult first quarter in 2021.
Over this quarter, the U.S. Treasury yield curve bear steepened, with the yield on the 10-year Treasury note soaring
– along with the outlooks for economic growth and inflation – to 1.74% from 0.92%. The Bloomberg U.S. Mortgage-
Backed Securities Index returned -1.10% during that quarter, and MBS struggled over the remainder of the period to regain that performance.
The U.S. Federal Reserve (Fed) maintained its large-scale MBS purchasing program over the past year, aiming to keep mortgage rates low. However, late in the period the Fed communicated their intention to taper their bond purchasing program in the months ahead. While the Fed will slow their rate of purchases, it is anticipated they will continue to buy MBS well into 2022.
Demand for housing remained strong over the period, supported by mortgage rates still near historical lows, and a sustained shift from urban to rural living through the COVID-19 pandemic. As new homebuilding has not kept up with rising demand for many years, home prices have been strong and we expect this strength to continue into
2022.
The director of the Federal Housing Administration (FHA) introduced new proposals aiming to bolster low-income lending support over the next three years as well as an expansion of the credit-risk transfer (CRT) program. These announcements were seen as positive insofar as they support the overall market for mortgage-related credit.
We remained active in our security selection within the Agency MBS market, helping the Fund’s relative returns.
As the Fund’s benchmark must maintain a market-weight allocation to securities that are rapidly pre-paying, our continued focus on identifying special borrower types in particular geographies that, in our view, would have a lower potential to prepay added to returns.
Additionally, the continued resilience of the U.S. housing market also provided opportunities in mortgage-related credit instruments that are not included in the benchmark MBS Index. Many of these securities have lagged the strength in corporate credit since the lows in 2020 and thus, in our view, still offered attractive relative value. Over the period, the Fund’s out-of-index allocations to these sectors largely benefited returns, thus providing returns and diversity from the direction of the overall mortgage market.
During the period, the Fund invested in derivatives, including futures, to manage and hedge portfolio risk, including interest rate risk, and to manage duration. The Fund’s exposure to derivatives aided results during the year. Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.
Janus Henderson Mortgage-Backed Securities ETF is an actively managed, high-quality MBS ETF that offers potential for broad portfolio diversification benefits with little to no corporate credit risk. The Fund seeks to provide total returns in excess of the Bloomberg U.S. MBS Index without taking additional risk and differentiates itself by employing fundamental loan-level analysis and quantitative modeling in an effort to identify mispriced assets with attractive borrower behavior.
John Kerschner Nick Childs
co-portfolio manager co-portfolio manager

Janus Henderson Mortgage-Backed Securities ETF
(unaudited)
Fund At A Glance
October 31, 2021
2 October 31, 2021
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Mortgage-Backed Securities 113.0%^
Investment Companies 57.1%
Asset-Backed Securities 2.4%
Financial 0.6%
Consumer, Non-cyclical 0.3%
Investments Purchased with Cash Collateral from Securities
Lending 0.0%
173.4%
^ Percentage includes amounts allocated to certain Forward Commitment Transactions, including “to-be announced” mortgage-backed securities. Please see the Schedule of Investments and Notes to Financial Statements for additional information.

Janus Henderson Mortgage-Backed Securities ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Total annual expense ratio as stated in the prospectus: 0.33% (gross), 0.32% (net). See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Net expense ratios reflect the expense waiver, if any, contractually agreed to through at least February 28, 2022.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended October 31, 2021
One
Year
Since
Inception
*
Janus Henderson Mortgage-Backed Securities ETF - NAV 0.88% 4.60%
Janus Henderson Mortgage-Backed Securities ETF - Market Price 0.89% 4.61%
Bloomberg Barclays U.S. MBS Index -0.58% 3.55%
* The Fund commenced operations on September 12, 2018.

Janus Henderson Mortgage-Backed Securities ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2021
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/21)
Ending Account
Value
(10/31/21)
Expenses
Paid During
Period
(5/1/21 - 10/31/21)
†
Beginning Account
Value
(5/1/21)
Ending Account
Value
(10/31/21)
Expenses
Paid During
Period
(5/1/21 - 10/31/21)
†
Net Annualized
Expense Ratio
(5/1/21 - 10/31/21)
$1,000.00 $999.20 $1.41 $1,000.00 $1,023.79 $1.43 0.28%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson Mortgage-Backed Securities ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Mortgage-Backed Securities
ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Mortgage-Backed Securities ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2021 and for the period September 12, 2018 (commencement of operations) through October 31, 2018 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the three years in the period ended October 31, 2021 and for the period September 12, 2018 (commencement of operations) through October
31, 2018 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 17, 2021
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2021
6 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 2.4%
FREED ABS Trust, 6.9600%, 9/20/27 (144A) $ 4,989,000 $ 5,231,049
GoodLeap Sustainable Home Solutions Trust, 2.1000%, 5/20/48 (144A) 3,765,518 3,723,122
Lakeview CDO LLC, 1.8336%, 11/10/32
‡
524,522 524,522
NRZ Excess Spread-Collateralized Notes, 3.8440%, 12/25/25 (144A) 2,397,832 2,410,720
NRZ Excess Spread-Collateralized Notes, 3.1040%, 7/25/26 (144A) 6,226,851 6,234,215
Sunnova Helios II Issuer LLC, 2.0100%, 7/20/48 (144A) 2,159,523 2,134,813
Total Asset-Backed Securities (cost $20,304,972) 20,258,441
Corporate Bonds - 0.8%
Consumer, Non-cyclical - 0.3%
CoreLogic , Inc., 4.5000%, 5/1/28 (144A) 2,500,000 2,470,175
Financial - 0.5%
Invitation Homes Operating Partnership LP, 2.0000%, 8/15/31 4,784,000 4,539,507
Total Corporate Bonds (cost $7,208,892) 7,009,682
Mortgage-Backed Securities - 113.0%
Bayview Financing Trust , 2.1000% , 7/10/33
‡
2,719,340 2,719,993
Bayview MSR Opportunity Master Fund Trust , SOFR30A + 0.8500% ,
0.8987% , 10/25/51 (144A)
‡
10,529,417 10,529,399
Bayview Opportunity Master Fund Trust , 1.6000% , 1/10/31
‡
1,191,412 1,191,412
Chase Mortgage Finance Corp.
SOFR30A + 1.3500%, 1.3987%, 2/25/50 (144A)
‡
2,879,246 2,889,855
SOFR30A + 1.5500%, 1.5987%, 2/25/50 (144A)
‡
3,414,088 3,422,986
CIM Trust , 2.5690% , 7/25/55 (144A)
Ç
2,142,037 2,139,809
COLT Funding LLC , 2.3550% , 12/25/64 (144A)
‡
2,862,000 2,849,444
COLT Mortgage Loan Trust , 1.5120% , 9/25/65 (144A)
‡
1,993,574 1,995,907
Connecticut Avenue Securities Trust
ICE LIBOR USD 1 Month + 2.4500%, 2.5392%, 7/25/31 (144A)
‡
292,763 293,890
ICE LIBOR USD 1 Month + 4.1500%, 4.2392%, 8/25/31 (144A)
‡
2,000,000 2,044,528
ICE LIBOR USD 1 Month + 2.1500%, 2.2393%, 9/25/31 (144A)
‡
4,692,815 4,716,461
ICE LIBOR USD 1 Month + 4.1000%, 4.1893%, 9/25/31 (144A)
‡
2,000,000 2,042,315
ICE LIBOR USD 1 Month + 2.1000%, 2.1893%, 6/25/39 (144A)
‡
636,771 637,166
ICE LIBOR USD 1 Month + 2.0000%, 2.0892%, 1/25/40 (144A)
‡
4,400,646 4,413,926
Eagle RE Ltd. , ICE LIBOR USD 1 Month + 0.9000% , 0.9893% , 1/25/30 (144A)
‡
1,200,000 1,195,396
Extended Stay America Trust , ICE LIBOR USD 1 Month + 2.2500% ,
2.3410% , 7/15/38 (144A)
‡
2,984,474 2,994,597
FHLMC
ICE LIBOR USD 1 Month + 0.3500%, 0.4403%, 2/15/32
‡
31,522 31,758
ICE LIBOR USD 1 Month + 0.6500%, 0.7403%, 3/15/32
‡
46,436 47,235
ICE LIBOR USD 1 Month + 0.5000%, 0.5902%, 7/15/32
‡
32,038 32,252
ICE LIBOR USD 1 Month + 0.4000%, 0.4903%, 1/15/33
‡
30,523 30,799
ICE LIBOR USD 1 Month + 0.2500%, 0.3403%, 9/15/35
‡
27,082 27,190
ICE LIBOR USD 1 Month + 0.5900%, 0.6802%, 10/15/37
‡
86,169 87,908
ICE LIBOR USD 1 Month + 0.3000%, 0.3903%, 8/15/40
‡
47,542 47,614
ICE LIBOR USD 1 Month + 0.5000%, 0.5902%, 9/15/40
‡
85,460 86,200
ICE LIBOR USD 1 Month + 0.5500%, 0.6402%, 4/15/41
‡
283,660 287,660
3.5000%, 8/1/42 83,929 90,843
3.5000%, 8/1/42 72,923 78,930
3.0000%, 3/1/43 656 699
3.0000%, 6/1/43 93,319 97,546
3.0000%, 11/1/43 1,300,544 1,383,072
FHLMC STACR REMIC Trust
SOFR30A + 2.2500%, 2.2987%, 8/25/33 (144A)
‡
3,430,000 3,465,735
SOFR30A + 2.0500%, 2.0987%, 12/25/33 (144A)
‡
2,235,000 2,252,444
FHLMC UMBS
3.0000%, 5/1/31 141,973 149,749

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
2.5000%, 12/1/31 $ 17,430 $ 18,166
3.0000%, 9/1/32 125,172 132,225
3.0000%, 1/1/33 74,306 78,492
2.5000%, 12/1/33 609,007 634,741
2.5000%, 11/1/34 1,353,388 1,417,718
3.0000%, 3/1/43 3,387,609 3,599,871
3.0000%, 4/1/43 69,193 73,529
3.5000%, 12/1/44 727,346 786,637
3.0000%, 10/1/46 3,079,153 3,269,254
3.0000%, 12/1/46 19,712 20,890
4.0000%, 3/1/47 210,564 229,077
3.0000%, 4/1/47 1,626,468 1,713,552
4.0000%, 11/1/47 548,637 603,814
3.0000%, 12/1/47 28,641 30,410
4.5000%, 8/1/48 166,142 179,577
5.0000%, 9/1/48 191,614 210,911
4.5000%, 12/1/48 545,759 598,617
4.5000%, 12/1/48 43,136 47,231
4.0000%, 5/1/49 550,605 590,874
3.0000%, 8/1/49 3,454,501 3,625,212
3.0000%, 8/1/49 140,155 148,720
3.0000%, 8/1/49 121,623 127,840
3.5000%, 8/1/49 452,538 477,891
3.0000%, 10/1/49 4,736,559 4,938,280
3.0000%, 10/1/49 5,269,270 5,493,679
3.0000%, 11/1/49 3,945,053 4,113,066
3.0000%, 11/1/49 7,405,322 7,720,701
3.0000%, 11/1/49 5,402,704 5,632,795
3.0000%, 12/1/49 7,140,711 7,444,822
3.0000%, 3/1/50 399,443 417,835
3.5000%, 3/1/50 624,418 662,313
2.5000%, 8/1/51 1,357,507 1,395,042
2.0000%, 9/1/51 1,079,984 1,080,789
2.0000%, 9/1/51 1,084,700 1,085,257
FHLMC, Multifamily Structured Pass-Through Certificates , SOFR30A + 2.0000% ,
2.0487% , 1/25/51 (144A)
‡
2,502,261 2,526,188
FNMA
ICE LIBOR USD 1 Month + 4.9000%, 4.9893%, 11/25/24
‡
802,540 834,608
ICE LIBOR USD 1 Month + 4.0000%, 4.0893%, 5/25/25
‡
6,212,399 6,321,945
ICE LIBOR USD 1 Month + 5.0000%, 5.0893%, 7/25/25
‡
657,448 662,353
ICE LIBOR USD 1 Month + 5.7000%, 5.7893%, 4/25/28
‡
1,344,559 1,419,800
ICE LIBOR USD 1 Month + 5.9000%, 5.9893%, 10/25/28
‡
1,651,795 1,729,161
ICE LIBOR USD 1 Month + 2.2000%, 2.2893%, 1/25/30
‡
6,803,946 6,925,508
ICE LIBOR USD 1 Month + 2.5000%, 2.5892%, 5/25/30
‡
5,711,436 5,781,996
ICE LIBOR USD 1 Month + 2.2500%, 2.3393%, 7/25/30
‡
7,276,034 7,350,309
ICE LIBOR USD 1 Month + 4.2500%, 4.3392%, 1/25/31
‡
1,307,741 1,375,827
ICE LIBOR USD 1 Month + 0.4000%, 0.4893%, 4/25/32
‡
40,565 40,983
ICE LIBOR USD 1 Month + 0.5500%, 0.6392%, 4/25/32
‡
31,654 32,025
ICE LIBOR USD 1 Month + 0.5000%, 0.5893%, 9/25/33
‡
41,588 41,996
ICE LIBOR USD 1 Month + 0.3000%, 0.3893%, 10/25/35
‡
32,777 32,980
ICE LIBOR USD 1 Month + 0.3500%, 0.4393%, 4/25/36
‡
110,402 110,933
ICE LIBOR USD 1 Month + 0.5200%, 0.6092%, 9/25/37
‡
33,304 33,614
3.0000%, 4/1/38 244,097 259,798

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2021
8 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA - (continued)
ICE LIBOR USD 1 Month + 0.3500%, 0.4393%, 5/25/38
‡
$ 16,001 $ 16,013
ICE LIBOR USD 1 Month + 0.4000%, 0.4893%, 9/25/40
‡
21,775 21,950
ICE LIBOR USD 1 Month + 55.0000%, 54.0938%, 10/25/40
‡
41,248 152,976
ICE LIBOR USD 1 Month + 0.4300%, 0.5192%, 11/25/40
‡
21,500 21,650
3.0000%, 9/1/42 320,696 340,914
ICE LIBOR USD 1 Month + 0.4000%, 0.4893%, 9/25/42
‡
14,433 14,515
3.0000%, 10/1/42 245,851 261,505
ICE LIBOR USD 1 Month + 0.3500%, 0.4393%, 10/25/42
‡
182,636 184,703
ICE LIBOR USD 1 Month + 4.0000%, 3.9107%, 11/25/42
‡
601,925 579,945
3.0000%, 1/1/43 449,585 477,928
ICE LIBOR USD 1 Month + 0.5000%, 0.5893%, 2/25/43
‡
58,844 59,382
3.0000%, 3/1/43 500,716 532,600
3.0000%, 5/1/43 130,036 138,316
3.0000%, 8/1/43 207,294 219,875
3.0000%, 6/1/46 502,306 526,599
3.0000%, 11/1/46 81,311 86,987
3.0000%, 2/1/57 2,087,064 2,226,964
3.5000%, 1/25/61
(a)
30,523,673 5,268,853
FNMA UMBS
2.5000%, 8/1/31 20,510 21,374
2.5000%, 10/1/31 22,902 23,911
2.5000%, 2/1/32 20,846 21,773
3.0000%, 11/1/34 82,705 87,865
3.0000%, 12/1/34 99,278 105,380
3.0000%, 1/1/43 255,996 271,752
3.0000%, 5/1/43 1,407,910 1,496,621
3.0000%, 5/1/43 2,001,504 2,126,366
3.0000%, 10/1/44 1,208,996 1,283,406
3.5000%, 12/1/45 718,528 770,761
3.0000%, 1/1/46 19,899 21,039
3.5000%, 1/1/46 66,096 70,901
3.0000%, 3/1/46 2,588,218 2,736,538
3.0000%, 9/1/46 54,732 58,147
3.0000%, 10/1/46 1,817,042 1,916,199
3.0000%, 1/1/47 106,620 113,207
3.0000%, 1/1/47 526,440 554,644
3.0000%, 1/1/47 427,680 454,360
3.5000%, 3/1/47 615,594 660,344
4.0000%, 5/1/47 406,148 447,999
3.5000%, 7/1/47 537,014 576,052
3.5000%, 8/1/47 187,453 204,892
3.5000%, 12/1/47 195,830 214,049
3.0000%, 2/1/48 617,613 656,206
3.0000%, 4/1/48 33,580,105 35,674,964
5.0000%, 5/1/48 2,569,963 2,821,013
3.5000%, 7/1/48 14,446,267 15,433,121
4.0000%, 2/1/49 1,719,929 1,852,853
3.0000%, 8/1/49 161,152 170,987
3.0000%, 8/1/49 164,197 174,219
3.0000%, 9/1/49 274,755 288,972
3.0000%, 5/1/50 3,664,525 3,849,227
2.5000%, 10/1/50 758,913 780,087
2.5000%, 1/1/51 12,088,826 12,428,721

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
2.5000%, 8/1/51 $ 146,092 $ 150,204
2.0000%, 9/1/51 996,795 997,307
3.0000%, 9/1/51 4,027,381 4,255,225
2.5000%, 10/1/51 2,177,151 2,237,489
FNMA/FHLMC UMBS
1.5000%, TBA, 15 Year Maturity
(b)
11,958,094 12,036,061
2.0000%, TBA, 15 Year Maturity
(b)
64,738,501 66,443,066
3.0000%, TBA, 15 Year Maturity
(b)
15,195,555 15,929,500
3.5000%, TBA, 15 Year Maturity
(b)
6,061,089 6,433,664
4.0000%, TBA, 15 Year Maturity
(b)
1,501,500 1,587,896
1.5000%, TBA, 30 Year Maturity
(b)
26,998,730 26,134,069
2.0000%, TBA, 30 Year Maturity
(b)
126,487,353 126,491,148
2.5000%, TBA, 30 Year Maturity
(b)
95,320,968 97,916,558
3.0000%, TBA, 30 Year Maturity
(b)
11,542,685 12,040,983
3.5000%, TBA, 30 Year Maturity
(b)
54,464,871 57,538,324
4.5000%, TBA, 30 Year Maturity
(b)
4,203,000 4,543,233
FREMF Mortgage Trust , ICE LIBOR USD 1 Month + 6.0000% , 6.0802% , 9/25/29
(144A)
‡
1,695,576 1,660,675
GNMA
ICE LIBOR USD 1 Month + 0.4000%, 0.4859%, 8/16/29
‡
30,328 30,522
ICE LIBOR USD 1 Month + 0.4000%, 0.4856%, 7/20/34
‡
55,648 56,058
ICE LIBOR USD 1 Month + 0.3000%, 0.3859%, 8/16/34
‡
41,445 41,758
ICE LIBOR USD 1 Month + 0.2000%, 0.2856%, 6/20/35
‡
32,471 32,453
ICE LIBOR USD 1 Month + 0.1500%, 0.2356%, 8/20/35
‡
40,095 40,015
ICE LIBOR USD 1 Month + 0.3000%, 0.3856%, 4/20/37
‡
13,021 13,081
ICE LIBOR USD 1 Month + 0.3100%, 0.3956%, 6/20/37
‡
37,012 37,223
ICE LIBOR USD 1 Month + 0.3200%, 0.4056%, 7/20/37
‡
57,894 58,483
ICE LIBOR USD 1 Month + 0.5000%, 0.5856%, 10/20/37
‡
43,981 44,845
ICE LIBOR USD 1 Month + 0.5000%, 0.5856%, 10/20/37
‡
18,647 19,013
ICE LIBOR USD 1 Month + 0.5000%, 0.5856%, 2/20/38
‡
73,677 74,770
ICE LIBOR USD 1 Month + 0.5000%, 0.5856%, 2/20/38
‡
36,034 36,546
ICE LIBOR USD 1 Month + 0.6000%, 0.6859%, 1/16/40
‡
12,336 12,603
ICE LIBOR USD 1 Month + 0.3500%, 0.4356%, 6/20/40
‡
991 997
ICE LIBOR USD 1 Month + 0.4300%, 0.5159%, 10/16/40
‡
61,072 61,512
0.0000%, 5/16/41
¤
5,732,403 5,213,912
ICE LIBOR USD 1 Month + 0.3000%, 0.3856%, 7/20/41
‡
29,433 29,510
4.5000%, 2/20/48 2,162,545 2,336,696
4.0000%, 5/20/48 460,858 491,489
4.0000%, 6/20/48 1,526,434 1,627,413
4.5000%, 7/20/48 319,254 343,981
4.5000%, 11/20/48 239,181 253,099
5.0000%, 1/20/49 78,108 84,261
4.0000%, 2/20/49 309,057 324,642
5.5000%, 2/20/49 231,549 250,650
4.0000%, 4/20/49 261,291 274,467
2.0000%, TBA, 30 Year Maturity
(b)
32,241,724 32,654,418
2.5000%, TBA, 30 Year Maturity
(b)
68,306,936 70,211,333
3.0000%, TBA, 30 Year Maturity
(b)
38,547,805 40,009,538
3.5000%, TBA, 30 Year Maturity
(b)
35,085,634 36,681,679
4.0000%, TBA, 30 Year Maturity
(b)
15,717,109 16,663,908
JP Morgan Mortgage Trust
3.0000%, 6/25/45 (144A)
‡
832,675 849,540
SOFR30A + 0.8500%, 0.8987%, 2/25/52 (144A)
‡
637,037 637,037

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2021
10 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Lakeview LLC , 2.3336% , 7/10/32
‡
$ 2,526,000 $ 2,529,157
Mello Mortgage Capital Acceptance
SOFR30A + 0.9500%, 0.9987%, 8/25/51 (144A)
‡
2,956,481 2,961,358
SOFR30A + 0.9500%, 0.9987%, 10/25/51 (144A)
‡
9,232,796 9,232,795
Mello Warehouse Securitization Trust , ICE LIBOR USD 1 Month + 2.7500% ,
2.8393% , 2/25/55 (144A)
‡
3,489,000 3,488,996
MRA Issuance Trust , ICE LIBOR USD 1 Month + 1.5000% , 1.5824% , 3/8/22
(144A)
‡
4,255,000 4,259,072
MSG III Securitization Trust , ICE LIBOR USD 1 Month + 1.3000% ,
1.3893% , 6/25/54 (144A)
‡
4,000,000 4,000,218
Point Securitization Trust , 3.2282% , 2/25/52 (144A)
‡
2,950,452 2,950,450
Provident Funding Mortgage Warehouse Securitization Trust , ICE LIBOR USD 1
Month + 2.0000% , 2.0892% , 2/25/55 (144A)
‡
7,500,000 7,420,648
PRPM LLC
2.3630%, 10/25/26 (144A)
‡
7,099,000 7,098,950
2.2370%, 10/25/51 (144A)
‡
1,750,000 1,749,954
2.4850%, 10/25/51 (144A)
‡
2,350,000 2,349,988
Sequoia Mortgage Trust
2.5000%, 5/25/43 (144A)
‡
1,140,897 1,163,390
0.2545%, 11/25/48 (144A)
(a),‡
924,721 188
4.0000%, 9/25/49 (144A)
‡
285,658 294,786
Spruce Hill Mortgage Loan Trust , 3.4070% , 6/25/55 (144A)
‡
1,586,554 1,599,386
Station Place Securitization Trust , ICE LIBOR USD 1 Month + 2.0000% ,
2.0892% , 1/26/54 (144A)
‡
6,250,000 6,247,489
UWM Mortgage Trust , SOFR30A + 1.0000% , 1.0487% , 9/25/51 (144A)
‡
7,366,330 7,366,329
Total Mortgage-Backed Securities (cost $956,839,979) 958,460,203
Preferred Stock - 0.1%
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
New Residential Investment Corp.
#
(cost $991,600) 40,000 1,010,000
Investment Companies - 57.1%
Money Market Funds - 57.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0598%
£,∞
(cost $484,059,420) 484,016,529 484,064,930
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.0011%
£,∞
22,880 22,880
Time Deposits - 0.0%
Royal Bank of Canada, 0.0300%, 11/1/21 5,720 5,720
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $28,600) 28,600
Total Investments (total cost $1,469,433,463 ) - 173.4% 1,470,831,856
Liabilities, net of Cash, Receivables and Other Assets - (73.4%) (622,458,089)
Net Assets - 100.0% $848,373,767
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,469,636,460 99.9%
Bermuda 1,195,396 0.1
Total $ 1,470,831,856 100.0%

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (6.0)%
Mortgage-Backed Securities - (6.0)%
FNMA/FHLMC UMBS, 2.5000%, TBA, 15 Year Maturity
(b)
$ (49,064,880) $ (51,001,471)
Total Securities Sold Short (proceeds $51,019,809) $ (51,001,471)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (51,001,471) 100.0%
$– – %
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
10/31/21
Investment Company - 57.1%
Money Market Funds - 57.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0598%
∞
$ 792 $ (5,510) $ 5,510 $ 484,064,930
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.0011%
∞
102
Δ
– – 22,880
Total Affiliated Investments - 57.1% $ 894 $ (5,510) $ 5,510 $ 484,087,810
Market Value
at 10/31/20 Purchases Sales
Market Value
at 10/31/21
Investment Company - 57.1%
Money Market Funds - 57.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0598%
∞
$ – $ 968,129,860 $ (484,064,930) $ 484,064,930
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.0011%
∞
– 70,720 (47,840) 22,880
Total Affiliated Investments - 57.1% $ – 968,200,580 $ (484,112,770) $ 484,087,810
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
Futures Sold:
U.S. Treasury 10 Year Notes 273 12/21/21 $ (35,681,953) $ 345,231
Total $345,231
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount Value
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.37-V1, Fixed Rate of 1.00% Paid Quarterly 12/20/26 $ 30,000,000 $ (747,542) $ 737,510 $ (10,032)

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2021
12 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2021.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the year ended October 31, 2021.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2021
Credit
Contracts
Interest Rate
Contracts Total
Asset Derivatives:
Futures contracts $— $345,231 $345,231
Liability Derivatives:
Swaps - centrally cleared (10,032) — (10,032)
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended October 31, 2021
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $1,401,119 1,401,119
Swap contracts (48,323) — (48,323)
Total $(48,323) $1,401,119 1,352,796
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $— $155,238 $155,238
Swap contracts (10,032) — (10,032)
Total $(10,032) $155,238 $145,206
Average ending Monthly Value of Derivative Instruments During the Year Ended October 31, 2021
Derivative Value*
Futures contracts, purchased $28,793,171
Futures contracts, sold 80,882,247
Centrally Cleared Credit default swaps, buy protection (242,883)
* Futures contracts and centrally-cleared swaps are reported as the average ending monthly notional value.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
October 31, 2021
Janus Detroit Street Trust 13
Bloomberg Barclays U.S.
MBS Index
Bloomberg Barclays U.S. MBS Index tracks the performance of U.S. fixed-rate agency mortgage backed pass-
through securities.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
# Loaned security; a portion of the security is on loan at October 31, 2021.
∞ Rate shown is the 7-day yield as of October 31, 2021.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of October 31, 2021
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2021 is $137,945,389 which represents 16.3% of net assets.
(a) IO – Interest Only
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
October 31, 2021
14 October 31, 2021
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2021 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 20,258,441 $ —
Corporate Bonds — 7,009,682 —
Mortgage-Backed Securities — 958,460,203 —
Preferred Stock 1,010,000 — —
Investment Companies — 484,064,930 —
Investments Purchased with Cash Collateral from Securities
Lending — 28,600 —
Total Investments in Securities $ 1,010,000 $ 1,469,821,856 $ —
Other Financial Instruments
(a)
:
Variation Margin Receivable on Cent rally Cleared Swaps $ — $ 417,566 $ —
Variation Margin Receivable on Futures Contracts 12,806 — —
Total Other Financial Instruments $ 12,806 $ 417,566 $ —
Total Assets $ 1,022,806 $ 1,470,239,422 $ —
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 51,001,471 $ —
Total Liabilities $ — $ 51,001,471 $ —
(a) Other financial instruments include futures and swap contracts. Futures and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.

Janus Henderson Mortgage-Backed Securities ETF
Statement of Assets and Liabilities
October 31, 2021
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $985,351,163)
(1)
$ 986,744,046
Affiliated investments, at value (cost $484,082,300) 484,087,810
Due from broker for centrally cleared swaps 30,966
Due from broker for futures 390,000
Receivable for variation margin on swaps 417,566
Receivable for variation margin on futures contracts 12,806
Receivables:
TBA investments sold 89,521,401
Dividends 11,278
Interest 668,635
Affiliated securities lending income, net 102
Due from custodian 33,170
Total Assets 1,561,917,780
Liabilities:
TBA sales commitments, at value (proceeds $51,019,809) 51,001,471
Collateral on securities loaned (Note 3) 28,600
Payables: —
Due to custodian 116,574
TBA investments purchased 662,200,005
Management fees 197,363
Total Liabilities 713,544,013
Net Assets $ 848,373,767
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 846,215,489
Total distributable earnings (loss) 2,158,278
Total Net Assets $ 848,373,767
Net Assets $ 848,373,767
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 16,025,000
Net Asset Value Per Share $ 52.94
(1) Includes $27,830 of securites on loan. See Note 2 in Notes to Financial Statements.

Janus Henderson Mortgage-Backed Securities ETF
Statement of Operations
For the year ended October 31, 2021
16 October 31, 2021
See Notes to Financial Statements.
Investment Income:
Interest $ 10,784,145
Dividends 77,676
Dividends from affiliates 792
Affiliated securities lending income, net     102
Total Investment Income 10,862,715
Expenses:
Management Fees 2,023,761
Total Expenses 2,023,761
Net Investment Income/(Loss) 8,838,954
Net Realized Gain/(Loss) on Investments:
Investments $ 1,036,529
Investments in affiliates (5,510)
TBA sales commitments (2,387,569)
Futures contracts 1,401,119
Swap contracts (48,323)
Total Net Realized Gain/(Loss) on Investments $ (3,754)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (3,913,302)
Investments in affiliates 5,510
TBA sales commitments 45,908
Futures contracts 155,238
Swap contracts (10,032)
Total Change in Unrealized Net Appreciation/Depreciation $ (3,716,678)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 5,118,522

Janus Henderson Mortgage-Backed Securities ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 17
See Notes to Financial Statements.
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations:
Net investment income/(loss) $ 8,838,954 $ 8,537,473
Net realized gain/(loss) on investments (3,754) 5,201,002
Change in unrealized net appreciation/depreciation (3,716,678) 3,690,595
Net Increase/(Decrease) in Net Assets Resulting from Operations 5,118,522 17,429,070
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (13,788,144) (10,243,739)
Net Decrease from Dividends and Distributions to Shareholders (13,788,144) (10,243,739)
Capital Share Transactions 278,398,450 403,078,165
Net Increase/(Decrease) in Net Assets 269,728,828 410,263,496
Net Assets: — —
Beginning of Year   578,644,939 168,381,443
End of Year $ 848,373,767 $ 578,644,939

Janus Henderson Mortgage-Backed Securities ETF
Financial Highlights
18 October 31, 2021
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2021 2020 2019 2018
(1)
Net Asset Value, Beginning of Period $53.58 $52.62 $49.53 $50.00
Income/(Loss) from Investment Operations: — — — —
Net investment income/(loss)
(2)
0.66 1.22 1.56 0.17
Net realized and unrealized gain/(loss) (0.19) 1.51 3.03 (0.64)
Total from Investment Operations 0.47 2.73 4.59 (0.47)
Less Dividends and Distributions: — — — —
Dividends (from net investment income) (1.00) (1.77) (1.50) —
Distributions (from capital gains) (0.11) — — —
Total Dividends and Distributions (1.11) (1.77) (1.50) —
Net Asset Value, End of Period $52.94 $53.58 $52.62 $49.53
Total Return
*
0.88% 5.30%
(3)
9.40%
(3)
(0.94)%
Net assets, End of Period (in thousands) $848,374 $578,645 $168,381 $32,193
Average Net Assets for the Period (in thousands) $712,596 $369,845 $78,797 $30,452
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.28% 0.32% 0.35% 0.35%
Ratio of Net Investment Income/(Loss) 1.24% 2.31% 3.05% 2.67%
Portfolio Turnover Rate
(4)(5)
162% 300% 348% 91%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 12, 2018 (commencement of operations) through October 31, 2018.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(5) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
1. Organization and Significant Accounting Policies
Janus Henderson Mortgage-Backed Securities ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks a high level of total return consisting of income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting the Distributor, Janus Capital Management LLC (“Janus Capital”
or “Janus” or "Agent") or an affiliate of Janus Capital power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation Procedures.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
20 October 31, 2021
Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the year ended October 31,
2021 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by Janus Capital or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
22 October 31, 2021
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the
Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities
(if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for hedging purposes. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third-party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
24 October 31, 2021
swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
3. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including Janus Capital, rely, and could otherwise disrupt the ability of employees

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU.
Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. All of these developments may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries that depend on EU countries for significant amounts of trade or investment, or issues with exposure to debt issued by certain EU countries.
Management Risk
The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Although the Fund seeks to provide long-term positive returns, market conditions or implementation of the Fund's investment process may result in losses, and the Fund may not meet its investment objective. As such, there can be no assurance of positive "absolute" returns.
LIBOR Replacement Risk
The Fund may invest in certain debt securities, derivatives, or other financial instruments that utilize the London Inter-
Bank Offered Rate ("LIBOR") as a reference rate for various rate calculations. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit rates for many LIBOR settings after December
31, 2021, and for certain other commonly used U.S. dollar LIBOR settings after June 30, 2023. The elimination of LIBOR or other reference rates and the transition process away from LIBOR could adversely impact (i) volatility and liquidity in markets that are tied to those reference rates, (ii) the market for, or value of, specific securities or payments linked to those reference rates, (iii) the availability or terms of borrowing or refinancing, or (iv) the effectiveness of hedging strategies.
For these and other reasons, the elimination of LIBOR or changes to other interest rates may adversely affect the Fund's performance and/or net asset value. Alternatives to LIBOR are established or in development in most major currencies including the Secured Overnight Financing Rate ("SOFR") that is intended to replace the U.S. dollar LIBOR.
The effect of the discontinuation of LIBOR or other reference rates on the Fund will vary depending on, among other things (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments.
Accordingly, it is difficult to predict the full impact of the transition away from LIBOR or other reference rates on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
26 October 31, 2021
derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. Securities on loan will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the “SEC”). See “Securities Lending” in the “Notes to Financial Statements” for additional information.
The following tables present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments as of October 31,
2021 table located in the Fund’s Schedule of Investments.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 27,830 $ — $ (27,830) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
TBA Commitments
The Fund enters into “to be announced” or “TBA” commitments to purchase mortgage-backed securities. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms.
Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because
TBA commitments do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. To facilitate TBA commitments, the Fund is required to segregate or otherwise earmark liquid assets marked to market daily in an amount at least equal to such TBA commitments. Rules of the Financial Industry Regulatory Authority (“FINRA”) which went into effect in October 2021, include mandatory margin requirements for TBA commitments which, in some circumstances, will require the Fund to also post collateral. These collateral requirements may increase costs associated with the Fund’s participation in the TBA market.
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the
Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries.
A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans.
REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded
OTC.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
28 October 31, 2021
a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, NA acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending Agreement.
The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus
Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson
Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, Janus Capital has
an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral
Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash
Collateral Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral
Fund LLC, rather than to other collateral management options for which Janus Capital does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of October 31,
2021, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $27,830 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of October 31, 2021 is $28,600, resulting in the net amount due to the counterparty of $770.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
Additionally, Janus Capital has contractually agreed to waive and/or reimburse the management fee payable by the Fund in an amount equal to the amount, if any, that the Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.29% of the Fund’s average daily net assets. Janus Capital has agreed to continue the waiver for at least the period from February 28, 2021 through February 28, 2022. If applicable, amounts waived and/or reimbursed to the Fund by Janus Capital are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of
Operations.
For the year ended October 31, 2021, the Fund’s contractual management fee rate (expressed as an annual rate) was
0.28% of the Fund’s average daily net assets.
Effective June 14, 2021, J.P. Morgan Chase Bank, NA (“JP Morgan") provides certain fund administration services to the
Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. Prior to June 14, 2021, State
Street Bank and Trust Company (“State Street”) provided certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services,
Janus Capital pays JP Morgan, and previously paid State Street, a fee based on a percentage of the Fund’s assets, and a flat fee, for certain services. Janus Capital serves as administrator to the Fund, providing oversight and coordination of the
Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. Effective June 14, 2021, JP Morgan also serves as transfer agent for the shares of the Fund. Prior to June 14, 2021, State Street served as transfer agent for the shares of the Fund. Pursuant to agreements with Janus Capital on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP
Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities. Prior to June 14, 2021, State Street Global Markets, an affiliate of State Street, executed portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Tr ust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS Distributors, Inc. (the “Distributor”)
or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to
0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the
Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges.
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
30 October 31, 2021
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser,
Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC
(the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of  the 1940
Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period.  There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2021 can be found in a table located in the Schedule of Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended October 31, 2021, the Fund engaged in cross trades amounting to $49,971,902 in purchases and $8,382,478 in sales, resulting in a net realized gain of $190,273. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2021, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$959,481 $ — $(113,659) $ — $ — $ — $1,312,456

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 31
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2021 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Information on the tax components of derivatives as of October 31, 2021 is as follows:
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
Capital Loss Carryover Schedule
For the year ended October 31, 2021
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$ — $(113,659) $(113,659)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$1,469,537,738 $3,178,758 $(1,884,640) $1,294,118
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$(49,947,100) $18,338 $ — $18,338
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$12,444,742 $1,343,402 $ — $ —
For the year ended October 31, 2020
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$10,243,739 $ — $ — $ —
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$ — $3,416,239 $(3,416,239)
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser,
Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC
(the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of  the 1940
Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period.  There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2021 can be found in a table located in the Schedule of Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended October 31, 2021, the Fund engaged in cross trades amounting to $49,971,902 in purchases and $8,382,478 in sales, resulting in a net realized gain of $190,273. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2021, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$959,481 $ — $(113,659) $ — $ — $ — $1,312,456

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
32 October 31, 2021
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the year ended October 31, 2021, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, TBAs and in-kind transactions) was as follows:
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of
Reference Rate Reform on Financial Reporting ("ASU 2020-04") in March 2020. The new guidance in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR or other interbank-offered based reference rates as of the end of 2021. For new and existing contracts, Funds may elect to apply the guidance as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU's adoption to the Fund's financial statements.
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2021 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Year Ended October 31, 2021 Year Ended October 31, 2020
Shares Amount Shares Amount
Shares sold 6,050,000 $ 322,380,877 8,050,000 $ 426,661,907
Shares repurchased (825,001) (43,982,427) (450,000) (23,583,742)
Net Increase/(Decrease) 5,224,999 $ 278,398,450 7,600,000 $ 403,078,165
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$183,867,398 $164,720,752 $497,800,991 $531,871,602

Janus Henderson Mortgage-Backed Securities ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 33
Proxy Voting Policies and Voting Record
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at
janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on
Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov;
(ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public
Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2021.
Capital Gain Distributions $1,343,402

Janus Henderson Mortgage-Backed Securities ETF
Trustees and Officers
(unaudited)
34 October 31, 2021
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of
Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund) (since
2017), Independent Trustee,
Clough Global Opportunities
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global Equity
Fund (closed-end fund)
(since 2017), Independent
Trustee, Elevation ETF Trust
(investment company) (2016-
2018), Chairman, Elevation
ETF Trust (2016-2018), and
Independent Trustee, Global X
Funds (investment company)
(since 2018).

Janus Henderson Mortgage-Backed Securities ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 35
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
Formerly, Principal Consultant,
SRK Consulting (U.S.), Inc.
(consulting services to global
mining, energy and water
resource industries) (2015-
2017) and Founder and
Principal, Resource Initiatives
LLC (sustainability consulting
firm) (2006-2015).
14
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
Formerly, Management Advisor,
BoxCast, Inc. (technology start-
up company) (2014-2017).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020)
and Director, State Farm Bank
(banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Head of Investment
Services, Janus Henderson
Investors (since 2017); Vice
President, Investments
Chief of Staff, Janus Capital
Management LLC (2007-
2017).
14

Janus Henderson Mortgage-Backed Securities ETF
Trustees and Officers
(unaudited)
36 October 31, 2021
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Bruce L. Koepfgen
151 Detroit Street
Denver, CO 80206
DOB: 1952
President and Chief
Executive Officer
2/16-Present Executive Vice President, Head of North America
at Janus Henderson Investors (since 2017),
President and Head of North America at Janus
Capital Management LLC (since 2013 and 2017,
respectively), President at Janus Capital Group
Inc. (since 2013), President and Director at Janus
International Holding LLC (since 2019 and 2011,
respectively), President at Janus Holdings LLC
(since 2019), President and Director at Janus
Management Holdings Corporation (since 2017 and
2012, respectively), Executive Vice President and
Head of North America at Janus Distributors LLC
(since 2011 and 2019, respectively), Vice President
and Director at Intech Investment Management
LLC (since 2012), and Executive Vice President at
Perkins Investment Management LLC (since 2011).
Formerly, Executive Vice President at Janus Capital
Group Inc., Janus International Holding LLC, and
Janus Management Holdings Corporation (2011-
2019), Director at Perkins Investment Management
LLC (2011-2019), and Chief Financial Officer at
Janus Capital Group Inc. (2011-2013).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present). Formerly, Assistant Vice President
and Senior Legal Counsel of Janus Capital
Management LLC (2012-2016).

Janus Henderson Mortgage-Backed Securities ETF
Notes
Janus Detroit Street Trust 37

125-02-93085 12-21
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2021
Janus Henderson AAA CLO ETF
Janus Detroit Street Trust

Janus Henderson AAA CLO ETF

Janus Henderson AAA CLO ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson AAA CLO ETF (JAAA) pursues capital
preservation and current income by seeking to deliver floating-
rate exposure to high-quality AAA rated collateralized loan
obligations (CLOs).
PERFORMANCE OVERVIEW
During the period, Janus Henderson AAA CLO ETF (JAAA) returned 2.53% net of fees (based on NAV), outperforming its benchmark, the J.P. Morgan CLO AAA Index, which returned 2.44% over the period.
Relative performance was driven by our security selection within the CLO market, where we applied our bottom-
up fundamental analysis to help identify holdings with the potential for relatively attractive risk-adjusted returns.
Additionally, our technical and quantitative analysis heped us to identify securities that were likely to be called
(paid off by the borrower) sooner than the market was anticipating, further boosting returns. We also were active in rotating exposure between the securities of different credit ratings within the allowed 10% exposure limit to A and
AA rated securities.
Janus Henderson AAA CLO ETF is an actively managed ETF seeking to invest in high-quality CLOs. The ETF seeks to deliver investors risk-managed access to an asset class that may provide consistent risk-adjusted returns and low correlation to traditional fixed income asset classes while exhibiting low volatility with low downgrade risk.
John Kerschner Nick Childs
co-portfolio manager co-portfolio manager

Janus Henderson AAA CLO ETF
(unaudited)
Fund At A Glance
October 31, 2021
2 October 31, 2021
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Collateralized Loan Obligations 101.0%
Investment Companies 1.0%
102.0%

Janus Henderson AAA CLO ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Total annual expense ratio as stated in the prospectus (estimated): 0.25%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended October 31, 2021
One
Year
Since
Inception
*
Janus Henderson AAA CLO ETF - NAV 2.53% 2.02%
Janus Henderson AAA CLO ETF - Market Price 2.55% 2.03%
J.P. Morgan CLO AAA Index 2.44% 2.14%
* The Fund commenced operations on October 16, 2020.

Janus Henderson AAA CLO ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2021
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(5/1/21)
Ending Account
Value
(10/31/21)
Expenses
Paid During
Period
(5/1/21 - 10/31/21)
†
Beginning Account
Value
(5/1/21)
Ending Account
Value
(10/31/21)
Expenses
Paid During
Period
(5/1/21 - 10/31/21)
†
Net Annualized
Expense Ratio
(5/1/21 - 10/31/21)
$1,000.00 $1,006.30 $1.26 $1,000.00 $1,023.95 $1.28 0.25%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson AAA CLO ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson AAA CLO ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson AAA CLO ETF (one of the funds constituting Janus Detroit Street Trust , referred to hereafter as the "Fund")
as of October 31, 2021, the related statement of operations for the year ended October 31, 2021 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2021 and for the period October 16,
2020 (commencement of operations) through October 31, 2020, including the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021 , the results of its operations for the year ended October 31, 2021, and the changes in its net assets and the financial highlights for the year ended October 31, 2021 and for the period October 16, 2020
(commencement of operations) through October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits . We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2021 by correspondence with the custodian and brokers ; when replies were not received from brokers, we performed other auditing procedures . We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 17, 2021
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2021
6 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - 101.0%
AB BSL CLO 1 Ltd. 2020-1A A1A, ICE LIBOR USD 3 Month + 1.5000%, 1.6238%,
1/15/33 (144A)
‡
$ 3,780,000 $ 3,784,064
AGL Core CLO 4 Ltd. 2020-4A A1R, ICE LIBOR USD 3 Month + 1.0700%,
1.2015%, 4/20/33 (144A)
‡
5,500,000 5,506,831
AIG CLO Ltd. 2021-1A A, ICE LIBOR USD 3 Month + 1.1000%, 1.2283%, 4/22/34
(144A)
‡
1,000,000 1,001,040
AIMCO CLO Ltd. 2017-AA AR, ICE LIBOR USD 3 Month + 1.0500%, 1.1815%,
4/20/34 (144A)
‡
1,300,000 1,300,190
Allegro CLO IX Ltd. 2018-3A A, ICE LIBOR USD 3 Month + 1.1650%, 1.2872%,
10/16/31 (144A)
‡
1,000,000 999,830
Allegro CLO V Ltd. 2017-1A AR, ICE LIBOR USD 3 Month + 0.9500%, 1.0722%,
10/16/30 (144A)
‡
1,000,000 1,000,156
Allegro CLO VIII Ltd. 2018-2A A, ICE LIBOR USD 3 Month + 1.1000%, 1.2238%,
7/15/31 (144A)
‡
6,000,000 6,006,450
Anchorage Capital CLO Ltd. 2014-4RA A, ICE LIBOR USD 3 Month + 1.0500%,
1.1859%, 1/28/31 (144A)
‡
6,500,000 6,510,498
Apex Credit CLO 2021 Ltd. 2021-1A AN, ICE LIBOR USD 3 Month + 1.2100%,
1.3508%, 7/18/34 (144A)
‡
1,476,000 1,476,424
Apidos CLO XXIX Ltd. 2018-29A A1B, ICE LIBOR USD 3 Month + 1.3000%,
1.4239%, 7/25/30 (144A)
‡
2,000,000 2,000,436
Assurant CLO Ltd. 2018-2A A, ICE LIBOR USD 3 Month + 1.0400%, 1.1715%,
4/20/31 (144A)
‡
1,500,000 1,500,757
Atrium XIV LLC 14A A2A, ICE LIBOR USD 3 Month + 1.4500%, 1.5722%, 8/23/30
(144A)
‡
2,000,000 2,000,894
Benefit Street Partners CLO VIII Ltd. 2015-8A A1AR, ICE LIBOR USD 3 Month +
1.1000%, 1.2315%, 1/20/31 (144A)
‡
3,000,000 3,002,673
Benefit Street Partners CLO XXII Ltd. 2020-22A B, ICE LIBOR USD 3 Month +
1.5500%, 1.6815%, 1/20/32 (144A)
‡
1,250,000 1,250,314
Canyon Capital CLO Ltd. 2014-1A A1BR, ICE LIBOR USD 3 Month + 1.1700%,
1.2985%, 1/30/31 (144A)
‡
3,010,000 3,006,042
Carlyle US CLO Ltd. 2016-4A BR, ICE LIBOR USD 3 Month + 2.1000%, 2.2315%,
10/20/27 (144A)
‡
1,000,000 1,000,249
CBAM Ltd. 2018-5A A, ICE LIBOR USD 3 Month + 1.0200%, 1.1423%, 4/17/31
(144A)
‡
5,900,000 5,900,519
CBAM Ltd. 2019-11RA A2, ICE LIBOR USD 3 Month + 1.5000%, 1.6249%,
1/20/35 (144A)
‡
924,000 924,000
CIFC Funding Ltd. 2013-2A A3LR, ICE LIBOR USD 3 Month + 1.9500%, 2.0723%,
10/18/30 (144A)
‡
1,000,000 1,001,882
CIFC Funding Ltd. 2015-1A ARR, ICE LIBOR USD 3 Month + 1.1100%, 1.2382%,
1/22/31 (144A)
‡
2,000,000 2,003,276
CIFC Funding Ltd. 2018-2A A1, ICE LIBOR USD 3 Month + 1.0400%, 1.1715%,
4/20/31 (144A)
‡
1,250,000 1,250,716
CIFC Funding Ltd. 2013-3RA A1, ICE LIBOR USD 3 Month + 0.9800%, 1.1039%,
4/24/31 (144A)
‡
1,800,000 1,800,475
CIFC Funding Ltd. 2018-3A A, ICE LIBOR USD 3 Month + 1.1000%, 1.2223%,
7/18/31 (144A)
‡
2,500,000 2,501,567
CIFC Funding Ltd. 2019-6A C, ICE LIBOR USD 3 Month + 2.7000%, 2.8222%,
1/16/33 (144A)
‡
1,500,000 1,501,470
Deer Creek CLO Ltd. 2017-1A A, ICE LIBOR USD 3 Month + 1.1800%, 1.3115%,
10/20/30 (144A)
‡
3,000,000 3,002,997
Dryden 37 Senior Loan Fund 2015-37A AR, ICE LIBOR USD 3 Month + 1.1000%,
1.2238%, 1/15/31 (144A)
‡
3,000,000 3,000,330
Dryden 53 CLO Ltd. 2017-53A A, ICE LIBOR USD 3 Month + 1.1200%, 1.2437%,
1/15/31 (144A)
‡
4,002,000 4,007,391

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Dryden 57 CLO Ltd. 2018-57A A, ICE LIBOR USD 3 Month + 1.0100%, 1.1347%,
5/15/31 (144A)
‡
$ 1,000,000 $ 1,000,169
Dryden 85 CLO Ltd. 2020-85A AR, ICE LIBOR USD 3 Month + 1.1500%, 1.2737%,
10/15/35 (144A)
‡
5,000,000 5,000,970
Fillmore Park CLO Ltd. 2018-1A A2, ICE LIBOR USD 3 Month + 1.3400%,
1.4637%, 7/15/30 (144A)
‡
3,000,000 3,000,195
Galaxy XVIII CLO Ltd. 2018-28A A1, ICE LIBOR USD 3 Month + 1.1000%,
1.2238%, 7/15/31 (144A)
‡
1,000,000 1,001,887
Galaxy XX CLO Ltd. 2015-20A AR, ICE LIBOR USD 3 Month + 1.0000%, 1.1315%,
4/20/31 (144A)
‡
4,000,000 4,000,364
Galaxy XXVII CLO Ltd. 2018-27A A, ICE LIBOR USD 3 Month + 1.0200%,
1.1447%, 5/16/31 (144A)
‡
1,500,000 1,500,132
Gallatin CLO VIII Ltd. 2017-1A A, ICE LIBOR USD 3 Month + 1.3000%, 1.4237%,
7/15/27 (144A)
‡
1,556,040 1,557,154
Generate CLO 2 Ltd. 2A AR, ICE LIBOR USD 3 Month + 1.1500%, 1.2782%,
1/22/31 (144A)
‡
2,000,000 2,004,748
GoldenTree Loan Management US CLO 1 Ltd. 2017-1A A1R2, ICE LIBOR USD 3
Month + 1.0200%, 1.1515%, 4/20/34 (144A)
‡
2,000,000 1,998,854
Greywolf CLO VII Ltd. 2018-2A A1, ICE LIBOR USD 3 Month + 1.1800%, 1.3115%,
10/20/31 (144A)
‡
2,000,000 2,001,792
Highbridge Loan Management Ltd. 7A-2015 A2R, ICE LIBOR USD 3 Month +
0.9000%, 1.0248%, 3/15/27 (144A)
‡
3,000,000 3,000,096
HPS Loan Management Ltd. 14A-19 A1R, ICE LIBOR USD 3 Month + 1.0200%,
1.1439%, 1/25/34 (144A)
‡
3,950,000 3,924,530
ICG US CLO Ltd. 2019-1A A1A, ICE LIBOR USD 3 Month + 1.3800%, 1.5049%,
10/26/32 (144A)
‡
5,715,000 5,725,430
Kayne CLO 10 Ltd. 2021-10A A, ICE LIBOR USD 3 Month + 1.1700%, 1.2939%,
4/23/34 (144A)
‡
5,000,000 5,010,410
KKR CLO 23 Ltd. 23 A1, ICE LIBOR USD 3 Month + 1.1500%, 1.2815%, 10/20/31
(144A)
‡
1,000,000 1,001,288
KKR CLO 25 Ltd. 25 CR, ICE LIBOR USD 3 Month + 2.3000%, 2.4238%, 7/15/34
(144A)
‡
1,300,000 1,303,078
KKR CLO Ltd. 22A A, ICE LIBOR USD 3 Month + 1.1500%, 1.2815%, 7/20/31
(144A)
‡
3,000,000 3,001,032
LCM XVIII LP 19A AR, ICE LIBOR USD 3 Month + 1.2400%, 1.3637%, 7/15/27
(144A)
‡
929,500 931,196
Madison Park Funding XVIII Ltd. 2015-18A A1R, ICE LIBOR USD 3 Month +
1.1900%, 1.3195%, 10/21/30 (144A)
‡
3,400,000 3,404,352
Madison Park Funding XX Ltd. 2016-20A A2R, ICE LIBOR USD 3 Month +
1.3000%, 1.4345%, 7/27/30 (144A)
‡
4,750,000 4,750,470
Madison Park Funding XXVI Ltd. 2017-26A AR, ICE LIBOR USD 3 Month +
1.2000%, 1.3286%, 7/29/30 (144A)
‡
5,000,000 5,000,780
Magnetite XV Ltd. 2015-15A CR, ICE LIBOR USD 3 Month + 1.8000%, 1.9239%,
7/25/31 (144A)
‡
2,700,000 2,702,889
Magnetite XVII Ltd. 2016-17A AR, ICE LIBOR USD 3 Month + 1.1000%, 1.2315%,
7/20/31 (144A)
‡
1,650,000 1,653,077
Marble Point CLO XI Ltd. 2017-2A A, ICE LIBOR USD 3 Month + 1.1800%,
1.3022%, 12/18/30 (144A)
‡
3,000,000 2,998,290
MP CLO III Ltd. 2013-1A AR, ICE LIBOR USD 3 Month + 1.2500%, 1.3815%,
10/20/30 (144A)
‡
2,250,000 2,252,525
Nassau Ltd. 2018-IIA A, ICE LIBOR USD 3 Month + 1.2800%, 1.4038%, 10/15/31
(144A)
‡
1,000,000 999,521
Neuberger Berman Loan Advisers CLO 29 Ltd. 2018-29A A1, ICE LIBOR USD 3
Month + 1.1300%, 1.2536%, 10/19/31 (144A)
‡
1,000,000 1,000,567

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2021
8 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A BR, ICE LIBOR USD 3
Month + 1.6000%, 1.7223%, 10/16/33 (144A)
‡
$ 4,475,000 $ 4,474,987
Neuberger Berman Loan Advisers CLO 40 Ltd. 2021-40A A, ICE LIBOR USD 3
Month + 1.0600%, 1.1823%, 4/16/33 (144A)
‡
4,500,000 4,508,212
Oaktree CLO Ltd. 2019-2A A1AR, ICE LIBOR USD 3 Month + 1.1200%, 1.2437%,
4/15/31 (144A)
‡
3,000,000 3,001,071
OCP CLO Ltd. 2014-5A A1R, ICE LIBOR USD 3 Month + 1.0800%, 1.2049%,
4/26/31 (144A)
‡
1,250,000 1,251,203
OCP CLO Ltd. 2015-10A BR2, ICE LIBOR USD 3 Month + 1.6500%, 0.0000%,
1/26/34 (144A)
‡
3,250,000 3,250,000
Octagon 56 Ltd. 2021-1A A, ICE LIBOR USD 3 Month + 1.1600%, 1.2821%,
10/15/34 (144A)
‡
4,000,000 4,000,972
Octagon Investment Partners 34 Ltd. 2017-1A A2, ICE LIBOR USD 3 Month +
1.2500%, 1.3815%, 1/20/30 (144A)
‡
2,000,000 1,998,284
Octagon Investment Partners 48 Ltd. 2020-3A AR, ICE LIBOR USD 3 Month +
1.1500%, 0.0000%, 10/20/34 (144A)
‡
1,154,000 1,154,000
Octagon Investment Partners XVII Ltd. 2013-1A A1R2, ICE LIBOR USD 3 Month +
1.0000%, 1.1239%, 1/25/31 (144A)
‡
5,900,000 5,906,189
Octagon Loan Funding Ltd. 2014-1A ARR, ICE LIBOR USD 3 Month + 1.1800%,
1.3045%, 11/18/31 (144A)
‡
6,000,000 6,000,486
OHA Credit Funding 5 Ltd. 2020-5A A2A, ICE LIBOR USD 3 Month + 1.4500%,
1.5722%, 4/18/33 (144A)
‡
1,350,000 1,352,168
OHA Credit Partners XIV Ltd. 2017-14A C, ICE LIBOR USD 3 Month + 1.8000%,
1.9295%, 1/21/30 (144A)
‡
1,000,000 998,905
Palmer Square CLO Ltd. 2018-2A A1A, ICE LIBOR USD 3 Month + 1.1000%,
1.2223%, 7/16/31 (144A)
‡
5,000,000 5,008,535
Pikes Peak CLO 1 2018-1A A, ICE LIBOR USD 3 Month + 1.1800%, 1.3039%,
7/24/31 (144A)
‡
1,500,000 1,501,120
PPM CLO Ltd. 2018-1A A, ICE LIBOR USD 3 Month + 1.1500%, 1.2737%, 7/15/31
(144A)
‡
6,000,000 6,004,974
Recette CLO Ltd. 2015-1A ARR, ICE LIBOR USD 3 Month + 1.0800%, 1.2115%,
4/20/34 (144A)
‡
4,000,000 4,004,132
Riserva CLO Ltd. 2016-3A ARR, ICE LIBOR USD 3 Month + 1.0600%, 1.1823%,
1/18/34 (144A)
‡
1,000,000 998,522
Rockford Tower CLO Ltd. 2018-1A A, ICE LIBOR USD 3 Month + 1.1000%,
1.2309%, 5/20/31 (144A)
‡
2,000,000 2,000,704
Signal Peak CLO 8 Ltd. 2020-8A C, ICE LIBOR USD 3 Month + 2.0000%,
2.1315%, 4/20/33 (144A)
‡
2,000,000 2,000,376
Sound Point CLO VI-R Ltd. 2014-2RA A, ICE LIBOR USD 3 Month + 1.2500%,
1.3815%, 10/20/31 (144A)
‡
4,000,000 4,003,952
Sound Point CLO XIX Ltd. 2018-1A A, ICE LIBOR USD 3 Month + 1.0000%,
1.1238%, 4/15/31 (144A)
‡
11,500,000 11,512,052
Sounds Point CLO IV-R Ltd. 2013-3RA A, ICE LIBOR USD 3 Month + 1.1500%,
1.2723%, 4/18/31 (144A)
‡
5,000,000 5,000,555
Symphony CLO XXII Ltd. 2020-22A A1A, ICE LIBOR USD 3 Month + 1.2900%,
1.4123%, 4/18/33 (144A)
‡
2,650,000 2,653,758
THL Credit Wind River CLO Ltd. 2013-2A AR2, ICE LIBOR USD 3 Month +
1.0000%, 1.1222%, 10/18/30 (144A)
‡
3,750,000 3,750,165
THL Credit Wind River CLO Ltd. 2014-2A AR, ICE LIBOR USD 3 Month +
1.1400%, 1.2638%, 1/15/31 (144A)
‡
1,000,000 1,000,672
THL Credit Wind River CLO Ltd. 2017-1A ARR, ICE LIBOR USD 3 Month +
1.0600%, 1.1823%, 4/18/36 (144A)
‡
2,500,000 2,497,145
Trinitas CLO VI Ltd. 2017-6A ARR, ICE LIBOR USD 3 Month + 1.3100%, 1.4339%,
1/25/34 (144A)
‡
1,000,000 1,002,240

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Venture 31 CLO Ltd. 2018-31A A2, ICE LIBOR USD 3 Month + 1.1500%, 1.2815%,
4/20/31 (144A)
‡
$ 2,800,000 $ 2,797,365
Venture 32 CLO Ltd. 2018-32A A1, ICE LIBOR USD 3 Month + 1.1000%, 1.2223%,
7/18/31 (144A)
‡
3,766,000 3,764,780
Venture XVIII CLO Ltd. 2014-18A AR, ICE LIBOR USD 3 Month + 1.2200%,
1.3438%, 10/15/29 (144A)
‡
1,950,000 1,951,135
Voya CLO Ltd. 2014-2A A1RR, ICE LIBOR USD 3 Month + 1.0200%, 1.1423%,
4/17/30 (144A)
‡
4,376,418 4,379,364
Voya CLO Ltd. 2019-1A AR, ICE LIBOR USD 3 Month + 1.0600%, 1.1837%,
4/15/31 (144A)
‡
1,000,000 1,001,021
Voya CLO Ltd. 2014-1A AAR2, ICE LIBOR USD 3 Month + 0.9900%, 1.1122%,
4/18/31 (144A)
‡
5,976,433 5,982,911
Voya CLO Ltd. 2018-1A A1, ICE LIBOR USD 3 Month + 0.9500%, 1.0736%,
4/19/31 (144A)
‡
5,566,000 5,571,894
Voya CLO Ltd. 2013-3A A1RR, ICE LIBOR USD 3 Month + 1.1500%, 1.2723%,
10/18/31 (144A)
‡
1,993,114 1,993,602
Wellfleet CLO Ltd. 2016-2A A1R, ICE LIBOR USD 3 Month + 1.1400%, 1.2715%,
10/20/28 (144A)
‡
1,040,179 1,041,303
Wind River CLO Ltd. 2016-1A AR, ICE LIBOR USD 3 Month + 1.0500%, 1.1738%,
7/15/28 (144A)
‡
449,338 449,468
Wind River CLO Ltd. 2021-2A C, ICE LIBOR USD 3 Month + 1.9500%, 2.0815%,
7/20/34 (144A)
‡
2,000,000 2,001,702
Zais CLO 8 Ltd. 2018-1A A, ICE LIBOR USD 3 Month + 0.9500%, 1.0738%,
4/15/29 (144A)
‡
792,412 792,171
Total Collateralized Loan Obligations (cost $261,824,990) 262,529,362
Investment Companies - 1.0%
Money Market Funds - 1.0%
Federated Hermes Government Obligations Tax-Managed Fund, 0.0200%
∞
(cost
$2,691,812) 2,691,812 2,691,812
Total Investments (total cost $264,516,802 ) - 102.0% 265,221,174
Liabilities, net of Cash, Receivables and Other Assets - (2.0%) (5,219,408)
Net Assets - 100.0% $260,001,766
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 265,221,174 100.0%
– –

Janus Henderson AAA CLO ETF
Notes to Schedule of Investments and Other Information
October 31, 2021
10 October 31, 2021
J.P. Morgan CLO AAA Index J.P. Morgan CLO AAA Index is designed to track the AAA-rated components of the USD-denominated, broadly syndicated CLO market.
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
∞ Rate shown is the 7-day yield as of October 31, 2021.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of October 31, 2021
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2021 is $262,529,362 which represents 101.0% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2021 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 262,529,362 $ —
Investment Companies 2,691,812 — —
Total Assets $ 2,691,812 $ 262,529,362 $ —

Janus Henderson AAA CLO ETF
Statement of Assets and Liabilities
October 31, 2021
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Assets:
Investments, at value (cost $264,516,802) $ 265,221,174
Receivables:
Interest 177,398
Total Assets 265,398,572
Liabilities:
Payables: —
Due to custodian 15,151
Investments purchased 5,328,000
Management fees 53,062
Interest 593
Total Liabilities 5,396,806
Net Assets $ 260,001,766
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 258,789,004
Total distributable earnings (loss) 1,212,762
Total Net Assets $ 260,001,766
Net Assets $ 260,001,766
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 5,150,000
Net Asset Value Per Share $ 50 .49

Janus Henderson AAA CLO ETF
Statement of Operations
For the year ended October 31, 2021
12 October 31, 2021
See Notes to Financial Statements.
Investment Income:
Interest $ 2,058,276
Dividends 612
Total Investment Income 2,058,888
Expenses:
Management Fees 364,617
Total Expenses 364,617
Net Investment Income/(Loss) 1,694,271
Net Realized Gain/(Loss) on Investments:
Investments $ 326,356
Total Net Realized Gain/(Loss) on Investments $ 326,356
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 1,269,540
Total Change in Unrealized Net Appreciation/Depreciation $ 1,269,540
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 3,290,167

Janus Henderson AAA CLO ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 13
See Notes to Financial Statements.
Year Ended
October 31, 2021
Period Ended
October 31, 2020
(1)
Operations:
Net investment income/(loss) $ 1,694,271 $ 50,470
Net realized gain/(loss) on investments 326,356 —
Change in unrealized net appreciation/depreciation 1,269,540 (565,168)
Net Increase/(Decrease) in Net Assets Resulting from Operations 3,290,167 (514,698)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (1,562,707) —
Net Decrease from Dividends and Distributions to Shareholders (1,562,707) —
Capital Share Transactions 138,788,004 120,001,000
Net Increase/(Decrease) in Net Assets 140,515,464 119,486,302
Net Assets: — —
Beginning of Year   119,486,302 —
End of Year $ 260,001,766 $ 119,486,302
(1) Period from October 16, 2020 (commencement of operations) through October 31, 2020.

Janus Henderson AAA CLO ETF
Financial Highlights
14 October 31, 2021
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2021 2020
(1)
Net Asset Value, Beginning of Period $49.79 $50.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
0.58 0.02
Net realized and unrealized gain/(loss) 0.69 (0.23)
Total from Investment Operations 1.27 (0.21)
Less Dividends and Distributions: — —
Dividends (from net investment income) (0.57) —
Total Dividends and Distributions (0.57) —
Net Asset Value, End of Period $50.49 $49.79
Total Return
*
2.55% (0.42)%
Net assets, End of Period (in thousands) $260,002 $119,486
Average Net Assets for the Period (in thousands) $146,235 $95,755
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.25% 0.25%
Ratio of Net Investment Income/(Loss) 1.16% 1.29%
Portfolio Turnover Rate
(3)
42% 0%
(4)
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from October 16, 2020 (commencement of operations) through October 31, 2020.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(4) Amount is less than 0.5%

Janus Henderson AAA CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
1. Organization and Significant Accounting Policies
Janus Henderson AAA CLO ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the
“Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks capital preservation and current income by seeking to deliver floating-rate exposure to high quality AAA-rated collateralized loan obligations (“CLOs”). The Fund is classified as diversified, as defined in the 1940 Act.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting the Distributor, Janus Capital Management LLC (“Janus Capital”
or “Janus” or "Agent") or an affiliate of Janus Capital power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation Procedures.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
16 October 31, 2021
Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including Janus Capital, rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also

Janus Henderson AAA CLO ETF
Notes to Financial Statements
18 October 31, 2021
have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU.
Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. All of these developments may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries that depend on EU countries for significant amounts of trade or investment, or issues with exposure to debt issued by certain EU countries.
Management Risk
The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Although the Fund seeks to provide long-term positive returns, market conditions or implementation of the Fund's investment process may result in losses, and the Fund may not meet its investment objective. As such, there can be no assurance of positive "absolute" returns.
CLO Risk
The risks of investing in CLOs include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in AAA-rated tranches; however, this rating does not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Investment Focus Risk
Because the Fund invests primarily in CLOs it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underlying these CLOs. The
Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.
Liquidity Risk
Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the
Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the
Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
Floating-Rate Obligations Risk
Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general.
Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity.
The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Benchmark interest rates, such as the London Interbank Offered Rate
(“LIBOR”), may not accurately track market interest rates.
Privately Issued Securities Risk
CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
LIBOR Replacement Risk
The Fund may invest in certain debt securities, derivatives, or other financial instruments that utilize the London Inter-
Bank Offered Rate ("LIBOR") as a reference rate for various rate calculations. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit rates for many LIBOR settings after December
31, 2021, and for certain other commonly used U.S. dollar LIBOR settings after June 30, 2023. The elimination of LIBOR or other reference rates and the transition process away from LIBOR could adversely impact (i) volatility and liquidity in markets that are tied to those reference rates, (ii) the market for, or value of, specific securities or payments linked to those reference rates, (iii) the availability or terms of borrowing or refinancing, or (iv) the effectiveness of hedging strategies.
For these and other reasons, the elimination of LIBOR or changes to other interest rates may adversely affect the Fund's performance and/or net asset value. Alternatives to LIBOR are established or in development in most major currencies including the Secured Overnight Financing Rate ("SOFR") that is intended to replace the U.S. dollar LIBOR.
The effect of the discontinuation of LIBOR or other reference rates on the Fund will vary depending on, among other things (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments.
Accordingly, it is difficult to predict the full impact of the transition away from LIBOR or other reference rates on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of

Janus Henderson AAA CLO ETF
Notes to Financial Statements
20 October 31, 2021
the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2021, the Fund’s contractual management fee rate (expressed as an annual rate) was
0.25% of the Fund’s average daily net assets.
Effective June 14, 2021, J.P. Morgan Chase Bank, NA (“JP Morgan") provides certain fund administration services to the
Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. Prior to June 14, 2021, State
Street Bank and Trust Company (“State Street”) provided certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services,
Janus Capital pays JP Morgan, and previously paid State Street, a fee based on a percentage of the Fund’s assets, and a flat fee, for certain services. Janus Capital serves as administrator to the Fund, providing oversight and coordination of the
Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. Effective June 14, 2021, JP Morgan also serves as transfer agent for the shares of the Fund. Prior to June 14, 2021, State Street served as transfer agent for the shares of the Fund. Pursuant to agreements with Janus Capital on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP
Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities. Prior to June 14, 2021, State Street Global Markets, an affiliate of State Street, executed portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS Distributors, Inc. (the “Distributor”)
or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to
0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the
Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended October 31, 2021, the Fund engaged in cross trades amounting to $1,250,538 in sales, resulting in a net realized gain of $8,766. The net realized gain is included within the “Net Realized
Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
Daily Net Assets Fee Rate
$0-$1 billion 0.25%
Over $1 billion 0.20%

Janus Henderson AAA CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2021 are noted below. The primary difference between book and tax appreciation or depreciation of investments is amortization on bonds.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$554,659 $ — $ — $ — $ — $ — $658,103
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$264,563,071 $696,959 $(38,856) $658,103
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$1,562,707 $ — $ — $ —
For the year ended October 31, 2020
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$ — $ — $ — $ —
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$ — $61,968 $(61,968)

Janus Henderson AAA CLO ETF
Notes to Financial Statements
22 October 31, 2021
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2021, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of
Reference Rate Reform on Financial Reporting ("ASU 2020-04") in March 2020. The new guidance in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR or other interbank-offered based reference rates as of the end of 2021. For new and existing contracts, Funds may elect to apply the guidance as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU's adoption to the Fund's financial statements.
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2021 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Year Ended October 31, 2021 Period Ended October 31, 2020
(1)
Shares Amount Shares Amount
Shares sold 2,750,000 $ 138,789,012 2,400,020 $ 120,001,000
Shares repurchased (20) (1,008) — —
Net Increase/(Decrease) 2,749,980 $ 138,788,004 2,400,020 $ 120,001,000
(1) Period from October 16, 2020 (commencement of operations) through October 31, 2020.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$201,552,027 $63,304,005 $ — $ —

Janus Henderson AAA CLO ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 23
Proxy Voting Policies and Voting Record
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at
janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. Historically, the Fund filed its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year on
Form N-Q. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov;
(ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public
Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-0020 (toll free).

Janus Henderson AAA CLO ETF
Trustees and Officers
(unaudited)
24 October 31, 2021
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of
Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund) (since
2017), Independent Trustee,
Clough Global Opportunities
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global Equity
Fund (closed-end fund)
(since 2017), Independent
Trustee, Elevation ETF Trust
(investment company) (2016-
2018), Chairman, Elevation
ETF Trust (2016-2018), and
Independent Trustee, Global X
Funds (investment company)
(since 2018).

Janus Henderson AAA CLO ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 25
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
Formerly, Principal Consultant,
SRK Consulting (U.S.), Inc.
(consulting services to global
mining, energy and water
resource industries) (2015-
2017) and Founder and
Principal, Resource Initiatives
LLC (sustainability consulting
firm) (2006-2015).
14
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
Formerly, Management Advisor,
BoxCast, Inc. (technology start-
up company) (2014-2017).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020)
and Director, State Farm Bank
(banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Head of Investment
Services, Janus Henderson
Investors (since 2017); Vice
President, Investments
Chief of Staff, Janus Capital
Management LLC (2007-
2017).
14

Janus Henderson AAA CLO ETF
Trustees and Officers
(unaudited)
26 October 31, 2021
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Bruce L. Koepfgen
151 Detroit Street
Denver, CO 80206
DOB: 1952
President and Chief
Executive Officer
2/16-Present Executive Vice President, Head of North America
at Janus Henderson Investors (since 2017),
President and Head of North America at Janus
Capital Management LLC (since 2013 and 2017,
respectively), President at Janus Capital Group
Inc. (since 2013), President and Director at Janus
International Holding LLC (since 2019 and 2011,
respectively), President at Janus Holdings LLC
(since 2019), President and Director at Janus
Management Holdings Corporation (since 2017 and
2012, respectively), Executive Vice President and
Head of North America at Janus Distributors LLC
(since 2011 and 2019, respectively), Vice President
and Director at Intech Investment Management
LLC (since 2012), and Executive Vice President at
Perkins Investment Management LLC (since 2011).
Formerly, Executive Vice President at Janus Capital
Group Inc., Janus International Holding LLC, and
Janus Management Holdings Corporation (2011-
2019), Director at Perkins Investment Management
LLC (2011-2019), and Chief Financial Officer at
Janus Capital Group Inc. (2011-2013).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present). Formerly, Assistant Vice President
and Senior Legal Counsel of Janus Capital
Management LLC (2012-2016).

Janus Henderson AAA CLO ETF
Notes
Janus Detroit Street Trust 27

Janus Henderson AAA CLO ETF
Notes
28 October 31, 2021

Janus Henderson AAA CLO ETF
Notes
Janus Detroit Street Trust 29

125-02-93087 12-21
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2021
Janus Henderson U.S. Real Estate ETF
Janus Detroit Street Trust

Janus Henderson U.S. Real Estate ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 20
Trustees and Officers ............................ 22

Janus Henderson U.S. Real Estate ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson U.S. Real Estate ETF (JRE) seeks total return through a combination of capital appreciation and current
income.
PERFORMANCE OVERVIEW
The Janus Henderson U.S. Real Estate ETF (JRE) launched on June 22, 2021. From inception to October 31, 2021, the Janus Henderson U.S. Real Estate ETF returned 7.90% (based on NAV). Its benchmark, FTSE Nareit Equity
REITs Index, returned 7.40%.
U.S. property stocks saw gains over the since-inception period, with residential sectors and the storage and logistics sectors generating solid returns. Stocks in the hotels and health care sectors lagged owing to concerns that a surge in Delta variant cases and a slowdown in economic growth might elongate the recovery timeline for both sectors.
The period also saw elevated real estate investment trust (REIT) merger and acquisition activity.
Exposure to sectors benefiting from cyclical growth tailwinds contributed positively to outperformance since inception, with U.S. hotel owner Hilton and global real estate services provider Jones Lang LaSalle delivering strong results. Residential exposure also proved additive with Sun Communities, a manufactured housing landlord, aiding relative returns. Gains were partially offset by positions in cold storage owner Americold and two health care landlords, Sabra Health Care REIT and National Health Investors.
The Janus Henderson U.S. Real Estate ETF is an actively managed equity ETF that seeks compelling outperformance by investing in REITs and real estate related businesses. Our emphasis on local property market knowledge combined with a repeatable, disciplined investment process seeks to provide defensive growth, diversification relative to broad equities and fixed income, and dividends for investors.
Greg Kuhl Danny Greenberger
co-portfolio manager co-portfolio manager

Janus Henderson U.S. Real Estate ETF
(unaudited)
Fund At A Glance
October 31, 2021
2 October 31, 2021
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Prologis, Inc.
Equity Real Estate Investment Trusts (REITs) 12.0%
Sun Communities, Inc.
Equity Real Estate Investment Trusts (REITs) 6.8%
Alexandria Real Estate Equities, Inc.
Equity Real Estate Investment Trusts (REITs) 6.7%
Duke Realty Corp.
Equity Real Estate Investment Trusts (REITs) 5.9%
UDR, Inc.
Equity Real Estate Investment Trusts (REITs) 5.6%
37.0%
Sector Allocation
– (% of Net Assets)
Financial 94.6%
Consumer, Cyclical 4.5%
Investment Companies 0.9%
100.0%

Janus Henderson U.S. Real Estate ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Total annual expense ratio as stated in the prospectus (estimated): 0.65%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Performance for very short time periods may not be indicative of future performance.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended October 31, 2021
Since
Inception
*
Janus Henderson U.S. Real Estate ETF - NAV 7.90%
Janus Henderson U.S. Real Estate ETF - Market Price 8.34%
FTSE Nareit Equity REITs Index 7.40%
* The Fund commenced operations on June 22, 2021.

Janus Henderson U.S. Real Estate ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2021
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(6/22/2021)
Ending
Account Value
(10/31/21)
Expenses
Paid During
Period
(6/22/2021 - 10/31/21)
*†
Beginning Account
Value
(5/1/21)
Ending Account
Value
(10/31/21)
Expenses
Paid During
Period
(5/1/21 - 10/31/21)
†
Net Annualized
Expense Ratio
(5/1/21 - 10/31/21)
$1,000.00 $1,079.00 $2.42 $1,000.00 $1,021.93 $3.31 0.65%
* Actual Expenses Paid During Period reflects only the inception period for the Fund (June 22, 2021 to October 31, 2021) and is equal to the Net
Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 131/365 (to reflect the period). Therefore, actual expenses shown are lower than would be expected for a six-month period.
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).

Janus Henderson U.S. Real Estate ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson U.S. Real Estate ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson U.S. Real Estate ETF (one of the funds constituting Janus Detroit Street Trust , referred to hereafter as the
"Fund") as of October 31, 2021, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period June 22, 2021 (commencement of operations) through October 31, 2021
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021 , and the results of its operations, changes in its net assets and the financial highlights for the period June 22, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit . We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2021 by correspondence with the custodian and broker ; when replies were not received from brokers, we performed other auditing procedures . We believe that our audit provides a reasonable basis for our opinion.
Denver, Colorado
December 17, 2021
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson U.S. Real Estate ETF
Schedule of Investments
October 31, 2021
6 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 99.1%
Equity Real Estate Investment Trusts (REITs) - 90.8%
Alexandria Real Estate Equities, Inc. 3,768 $ 769,200
American Tower Corp. 1,672 471,454
Douglas Emmett, Inc. 7,973 260,558
Duke Realty Corp. 12,036 676,905
Equity LifeStyle Properties, Inc. 6,438 544,075
Essex Property Trust, Inc. 1,823 619,692
Invitation Homes, Inc. 9,667 398,764
Life Storage, Inc. 2,993 400,493
MGM Growth Properties LLC - Class A 10,871 428,100
National Retail Properties, Inc. 10,344 469,204
Park Hotels & Resorts, Inc.* 20,880 386,906
Prologis, Inc. 9,476 1,373,641
Rexford Industrial Realty, Inc. 7,769 522,077
SBA Communications Corp. 630 217,558
Spirit Realty Capital, Inc. 11,866 580,603
Sun Communities, Inc. 3,993 782,548
UDR, Inc. 11,563 642,093
Ventas, Inc. 9,196 490,791
VICI Properties, Inc. 11,915 349,705
10,384,367
Hotels, Restaurants & Leisure - 4.5%
Hilton Worldwide Holdings, Inc.* 3,569 513,758
Real Estate Management & Development - 3.8%
Jones Lang LaSalle, Inc.* 1,662 429,178
Total Common Stocks (cost $10,400,669) 11,327,303
Investment Companies - 0.9%
Money Market Funds - 0.9%
Invesco Government & Agency Portfolio, 0.0300%
∞
(cost $104,851) 104,851 104,851
Total Investments (total cost $10,505,520 ) - 100.0% 11,432,154
Cash, Receivables and Other Assets, net of Liabilities - 0.0% 2,496
Net Assets - 100.0% $11,434,650
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 11,432,154 100.0%
– –

Janus Henderson U.S. Real Estate ETF
Notes to Schedule of Investments and Other Information
October 31, 2021
Janus Detroit Street Trust 7
FTSE Nareit Equity
REITs Index
FTSE Nareit Equity REITs Index reflects performance of the U.S. equity real estate investment trust market, excluding timber and infrastructure.
LLC Limited Liability Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of October 31, 2021.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2021 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 11,327,303 $ — $ —
Investment Companies 104,851 — —
Total Assets $ 11,432,154 $ — $ —

Janus Henderson U.S. Real Estate ETF
Statement of Assets and Liabilities
October 31, 2021
8 October 31, 2021
See Notes to Financial Statements.
Assets:
Investments, at value (cost $10,505,520) $ 11,432,154
Receivables:
Investments sold 26,760
Dividends 11,383
Total Assets 11,470,297
Liabilities:
Payables: —
Investments purchased 29,497
Management fees 6,150
Total Liabilities 35,647
Net Assets $ 11,434,650
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 10,654,589
Total distributable earnings (loss) 780,061
Total Net Assets $ 11,434,650
Net Assets $ 11,434,650
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 425,001
Net Asset Value Per Share $ 26 .90

Janus Henderson U.S. Real Estate ETF
Statement of Operations
For the period ended October 31, 2021
(1)
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Investment Income:
Dividends $ 96,336
Total Investment Income 96,336
Expenses:
Management Fees 25,152
Total Expenses 25,152
Net Investment Income/(Loss) 71,184
Net Realized Gain/(Loss) on Investments:
Investments $ (187,876)
Total Net Realized Gain/(Loss) on Investments $ (187,876)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 926,634
Total Change in Unrealized Net Appreciation/Depreciation $ 926,634
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 809,942
(1) Period from June 22, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson U.S. Real Estate ETF
Statement of Changes in Net Assets
10 October 31, 2021
See Notes to Financial Statements.
Period Ended
October 31, 2021
(1)
Operations:
Net investment income/(loss) $ 71,184
Net realized gain/(loss) on investments (187,876)
Change in unrealized net appreciation/depreciation 926,634
Net Increase/(Decrease) in Net Assets Resulting from Operations 809,942
Dividends and Distributions to Shareholders: —
Dividends and Distributions (29,881)
Net Decrease from Dividends and Distributions to Shareholders (29,881)
Capital Share Transactions 10,654,589
Net Increase/(Decrease) in Net Assets 11,434,650
Net Assets: —
Beginning of Period   —
End of Period $ 11,434,650
(1) Period from June 22, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson U.S. Real Estate ETF
Financial Highlights
Janus Detroit Street Trust 11
See Notes to Financial Statements.
For a share outstanding during period ended October 31 2021
(1)
Net Asset Value, Beginning of Period $25.00
Income/(Loss) from Investment Operations: —
Net investment income/(loss)
(2)
0.17
Net realized and unrealized gain/(loss) 1.80
Total from Investment Operations 1.97
Less Dividends and Distributions: —
Dividends (from net investment income) (0.07)
Total Dividends and Distributions (0.07)
Net Asset Value, End of Period $26.90
Total Return
*
7.90%
Net assets, End of Period (in thousands) $11,435
Average Net Assets for the Period (in thousands) $10,790
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.65%
Ratio of Net Investment Income/(Loss) 1.84%
Portfolio Turnover Rate
(3)
23%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from June 22, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
12 October 31, 2021
1. Organization and Significant Accounting Policies
Janus Henderson U.S. Real Estate ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) Topic 946. The financial statements include information for the period from June 22, 2021
(commencement of operations) through October 31, 2021. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks total return through a combination of capital appreciation and current income. The Fund is classified as nondiversified, as defined in the 1940 Act.
Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc. (NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than
NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting the Distributor, Janus Capital Management LLC (“Janus Capital”
or “Janus” or "Agent") or an affiliate of Janus Capital power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
Janus Detroit Street Trust 13
available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation Procedures.
Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since inception.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
14 October 31, 2021
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including Janus Capital, rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. All of these developments may continue to significantly affect the economies of all
EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries that depend on EU countries for significant amounts of trade or investment, or issues with exposure to debt issued by certain EU countries.
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the
Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries.
A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans.
REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded
OTC.
Management Risk
The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Although the Fund seeks to provide long-term positive returns, market conditions or implementation of the Fund's investment process may result in losses, and the Fund may not meet its investment objective. As such, there can be no assurance of positive "absolute" returns.
Concentration Risk
Since the Fund concentrates its assets in the U.S. real estate industry and real estate-related industries an investment in the Fund will be closely linked to performance of the U.S. real estate markets. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.
Nondiversification Risk
The Fund is classified as non-diversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
16 October 31, 2021
expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended October 31, 2021, the Fund’s contractual management fee rate (expressed as an annual rate) was
0.65% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services, Janus Capital pays JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus
Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with Janus Capital on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS Distributors, Inc. (the “Distributor”)
or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to
0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the
Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2021, Janus Capital owned 1 share or 0.00% of the Fund.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Daily Net Assets Fee Rate
$0-$250 million 0.65%
Next $750 million 0.60%
Over $1 billion 0.50%
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$41,303 $ — $(183,315) $ — $ — $ — $922,073

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended October 31, 2021, the Fund’s contractual management fee rate (expressed as an annual rate) was
0.65% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services, Janus Capital pays JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus
Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with Janus Capital on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS Distributors, Inc. (the “Distributor”)
or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to
0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the
Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2021, Janus Capital owned 1 share or 0.00% of the Fund.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Daily Net Assets Fee Rate
$0-$250 million 0.65%
Next $750 million 0.60%
Over $1 billion 0.50%
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$41,303 $ — $(183,315) $ — $ — $ — $922,073
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2021, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2021 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
5. Capital Share Transactions
Capital Loss Carryover Schedule
For the year ended October 31, 2021
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(183,315) $ — $(183,315)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$10,510,081 $1,007,465 $(85,392) $922,073
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$29,881 $ — $ — $ —
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$— $ — $ —
Period Ended October 31, 2021
(1)
Shares Amount
Shares sold 425,001 $ 10,654,589
Shares repurchased — —
Net Increase/(Decrease) 425,001 $ 10,654,589
(1) Period from June 22, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
18 October 31, 2021
6. Purchases and Sales of Investment Securities
For the period ended October 31, 2021, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2021 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$4,927,478 $2,402,860 $ — $ —
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$8,090,534 $— $— $—

Janus Henderson U.S. Real Estate ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 19
Proxy Voting Policies and Voting Record
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at
janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-
0020 (toll free).

Janus Henderson U.S. Real Estate ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
20 October 31, 2021
The Trustees of Janus Detroit Street Trust (the “Trust”), including the Trustees who are not “interested persons” (the
“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), met on April 22, 2021 to consider the proposed investment management agreement (the “Investment Management
Agreement”) for Janus Henderson U.S. Real Estate ETF (the “New Fund”). In the course of their consideration of the
Investment Management Agreement, the Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the Investment Management
Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements.
In considering approval of the Investment Management Agreement, the Board, including the Independent Trustees, reviewed the materials provided to it relating to their consideration of the Investment Management Agreement for the New
Fund and other information provided by counsel and Janus Capital Management LLC, the proposed investment adviser to the New Fund (the “Adviser”), including: (i) a copy of the form of Investment Management Agreement with respect to the Adviser’s management of the assets of the New Fund; (ii) information regarding the nature, quality and extent of the services to be provided to the New Fund by the Adviser, and the fees to be charged to the New Fund therefor;
(iii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing the New Fund’s anticipated advisory fee structure and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the proposed advisory fee and expenses of the New Fund to those of other, third-party exchange-traded funds (“ETFs”)
considered to be comparable.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including:
the nature, extent and quality of the services to be provided to the New Fund by the Adviser; the Adviser’s personnel and operations; the New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment
Management Agreement at certain asset levels; “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on the New Fund’s expenses; and potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the New
Fund. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the New Fund and the fees to be paid by the New Fund therefor, the New Fund and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees concluded that the success of the
New Fund could attract other business to the Adviser or other Janus Henderson funds, and that the success of the
Adviser could enhance the Adviser’s ability to serve the New Fund.
.
The Board, including the Independent Trustees, considered the following in respect of the New Fund:
(a) The nature, extent and quality of services to be provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser would provide to the New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as the New Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of the New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of the New Fund; the management of the day-to-day investment and reinvestment of the assets of the New Fund; determining daily baskets of securities and cash components, and negotiating custom baskets in connection with creation and redemption transactions in the New Fund’s shares; executing portfolio security trades for purchases and redemptions of New Fund shares conducted on a cash basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the New Fund.
The Board reviewed the Adviser’s experience, resources and strengths in managing other pooled investment vehicles, such as the other funds in the Trust, including the Adviser’s personnel. Based on its consideration and review of the

Janus Henderson U.S. Real Estate ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 21
foregoing information, the Board determined that the New Fund was likely to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services to be rendered and fees to be paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the New Fund; “fall-out” benefits.
The Board then compared both the services to be rendered and the proposed fees to be paid under the Investment
Management Agreement, with fees paid under contracts of other investment advisers for comparable registered funds investing in real estate related investments. In particular, the Board compared the New Fund’s proposed management fee and projected expense ratio to other investment companies anticipated to be in the New Fund’s peer group. The Board noted that the Adviser was recommending a unitary fee that was below the median contractual management fee of the
New Fund’s anticipated peer group, and in addition would have contractual break points that could potentially reduce the unitary fee further depending on the New Fund’s asset growth.
The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to the New Fund, including operational costs.
After comparing the New Fund’s proposed fees with those of the funds in the New Fund’s anticipated peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the
Adviser with respect to the New Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
New Fund, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. Since the New Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board specific information concerning the extent to which economies of scale would be realized as the New Fund grows and whether the management fee level would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels; however, the Board noted that the fee schedule proposed by the Adviser for the New Fund contained a breakpoint for assets above $250 million and again at assets above $1 billion.
The Board also noted the unitary fee structure, pursuant to which the Adviser pays, with certain exceptions, any excess costs incurred to operate the New Fund. The Board acknowledged the unitary fee cap effectively puts the risk of higher costs at lower asset levels on the Adviser rather than the New Fund.
(d) Investment performance of the Fund and the Adviser.
Because the New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the New Fund.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed management fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser to the New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed management fee to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of the New Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the Investment Management Agreement for the New Fund.

Janus Henderson U.S. Real Estate ETF
Trustees and Officers
(unaudited)
22 October 31, 2021
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of
Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund) (since
2017), Independent Trustee,
Clough Global Opportunities
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global Equity
Fund (closed-end fund)
(since 2017), Independent
Trustee, Elevation ETF Trust
(investment company) (2016-
2018), Chairman, Elevation
ETF Trust (2016-2018), and
Independent Trustee, Global X
Funds (investment company)
(since 2018).

Janus Henderson U.S. Real Estate ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 23
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
Formerly, Principal Consultant,
SRK Consulting (U.S.), Inc.
(consulting services to global
mining, energy and water
resource industries) (2015-
2017) and Founder and
Principal, Resource Initiatives
LLC (sustainability consulting
firm) (2006-2015).
14
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
Formerly, Management Advisor,
BoxCast, Inc. (technology start-
up company) (2014-2017).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020)
and Director, State Farm Bank
(banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Head of Investment
Services, Janus Henderson
Investors (since 2017); Vice
President, Investments
Chief of Staff, Janus Capital
Management LLC (2007-
2017).
14

Janus Henderson U.S. Real Estate ETF
Trustees and Officers
(unaudited)
24 October 31, 2021
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Bruce L. Koepfgen
151 Detroit Street
Denver, CO 80206
DOB: 1952
President and Chief
Executive Officer
2/16-Present Executive Vice President, Head of North America
at Janus Henderson Investors (since 2017),
President and Head of North America at Janus
Capital Management LLC (since 2013 and 2017,
respectively), President at Janus Capital Group
Inc. (since 2013), President and Director at Janus
International Holding LLC (since 2019 and 2011,
respectively), President at Janus Holdings LLC
(since 2019), President and Director at Janus
Management Holdings Corporation (since 2017 and
2012, respectively), Executive Vice President and
Head of North America at Janus Distributors LLC
(since 2011 and 2019, respectively), Vice President
and Director at Intech Investment Management
LLC (since 2012), and Executive Vice President at
Perkins Investment Management LLC (since 2011).
Formerly, Executive Vice President at Janus Capital
Group Inc., Janus International Holding LLC, and
Janus Management Holdings Corporation (2011-
2019), Director at Perkins Investment Management
LLC (2011-2019), and Chief Financial Officer at
Janus Capital Group Inc. (2011-2013).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present). Formerly, Assistant Vice President
and Senior Legal Counsel of Janus Capital
Management LLC (2012-2016).

Janus Henderson U.S. Real Estate ETF
Notes
Janus Detroit Street Trust 25

125-02-93088 12-21
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2021
Janus Henderson International Sustainable
Equity ETF
Janus Detroit Street Trust

Janus Henderson International Sustainable Equity ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 22
Trustees and Officers ............................ 25

Janus Henderson International Sustainable Equity ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson International Sustainable Equity ETF (SXUS)
seeks long-term growth of capital.
PERFORMANCE OVERVIEW
The Janus Henderson International Sustainable Equity ETF (SXUS) launched on September 8, 2021.
From inception to October 31, 2021, the Janus Henderson International Sustainable Equity ETF returned -6.48%
(based on NAV). Its benchmark, the MSCI All Country World ex-U.S. Index
SM
, returned -1.72%.
Returns from inception through the end of the period were negatively impacted by the continued rotation into the more economically sensitive and cyclical areas of the equity market, which tend to be areas that the Fund is not invested in given our sustainability focus and avoidance criteria. Thus, the Fund’s overweight to the technology sector, which generally lagged during the period, weighed on results. In particular, exposure to Japan-based tech companies detracted amid waning expectations for local economic reform and increased concern over debt-laden property developer China Evergrande Group. Stock selection in the utilities sector proved beneficial, as did the
Fund’s underweight to materials, which underperformed the broad market.
The Janus Henderson International Sustainable Equity ETF is a high-conviction, low-carbon oriented portfolio of international companies selected for their sustainable characteristics, compounding growth potential and positive impact on the environment and society. The portfolio managers believe there is a strong link between sustainable development, innovation and long-term compounding growth. Our investment framework seeks to invest in international companies that have a positive impact on the environment and society, while at the same time helping us stay on the right side of disruption. We believe this approach will provide clients with a persistent return source, deliver future compound growth and help mitigate downside risk.
Hamish
Chamberlayne
Aaron Scully
co-portfolio manager co-portfolio manager

Janus Henderson International Sustainable Equity ETF
(unaudited)
Fund At A Glance
October 31, 2021
2 October 31, 2021
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd.
Semiconductors & Semiconductor Equipment 4.9%
Nintendo Co. Ltd.
Entertainment 4.1%
Infineon Technologies AG
Semiconductors & Semiconductor Equipment 4.0%
AIA Group Ltd.
Insurance 3.9%
adidas AG
Textiles, Apparel & Luxury Goods 3.7%
20.6%
Sector Allocation
– (% of Net Assets)
Technology 24.6%
Industrial 21.7%
Consumer, Cyclical 12.3%
Consumer, Non-cyclical 10.8%
Financial 10.0%
Utilities 9.1%
Communications 7.2%
Investment Companies 2.7%
Energy 2.2%
100.6%

Janus Henderson International Sustainable Equity ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Total annual expense ratio as stated in the prospectus (estimated): 0.60%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Performance for very short time periods may not be indicative of future performance.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended October 31, 2021
Since
Inception
*
Janus Henderson International Sustainable Equity ETF - NAV -6.48%
Janus Henderson International Sustainable Equity ETF - Market Price -6.32%
MSCI All Country World ex USA Index
SM
-1.72%
* The Fund commenced operations on September 8, 2021.

Janus Henderson International Sustainable Equity ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2021
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(9/8/2021)
Ending Account
Value
(10/31/21)
Expenses
Paid During
Period
(9/8/2021 - 10/31/21)
*†
Beginning Account
Value
(5/1/21)
Ending Account
Value
(10/31/21)
Expenses
Paid During
Period
(5/1/21 - 10/31/21)
†
Net Annualized
Expense Ratio
(5/1/21 - 10/31/21)
$1,000.00 $935.20 $0.84 $1,000.00 $1,022.18 $3.06 0.60%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).
* Actual Expenses Paid During Period reflects only the inception period for the Fund (September 8, 2021 to October 31, 2021) and is equal to the Net
Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 53/365 (to reflect the period). Therefore, actual expenses shown are lower than would be expected for a six-month period.

Janus Henderson International Sustainable Equity ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson International Sustainable
Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson International Sustainable Equity ETF (one of the funds constituting Janus Detroit Street Trust , referred to hereafter as the "Fund") as of October 31, 2021, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period September 8, 2021 (commencement of operations)
through October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021 , and the results of its operations, changes in its net assets and the financial highlights for the period September 8, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit . We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2021 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
Denver, Colorado
December 17, 2021
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson International Sustainable Equity ETF
Schedule of Investments
October 31, 2021
6 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 97.9%
Containers & Packaging - 1.8%
DS Smith plc 154,186 $ 810,318
Diversified Telecommunication Services - 1.0%
Orange SA 43,579 475,824
Electric Utilities - 2.7%
SSE plc 54,646 1,231,080
Electrical Equipment - 10.9%
Legrand SA 8,421 918,388
Nidec Corp. 13,200 1,455,154
Schneider Electric SE 9,122 1,571,853
Vestas Wind Systems A/S 23,311 1,009,194
4,954,589
Electronic Equipment, Instruments & Components - 6.3%
Murata Manufacturing Co. Ltd. 18,000 1,365,964
Shimadzu Corp. 36,900 1,493,475
2,859,439
Entertainment - 4.1%
Nintendo Co. Ltd. 4,300 1,893,094
Health Care Equipment & Supplies - 7.4%
Fisher & Paykel Healthcare Corp. Ltd. 43,960 981,866
Nanosonics Ltd.* 98,994 440,178
Olympus Corp. 69,100 1,491,081
Siemens Healthineers AG (144A) 7,010 466,134
3,379,259
Health Care Providers & Services - 0.7%
New Horizon Health Ltd. (144A)* 85,256 310,159
Independent Power and Renewable Electricity Producers - 6.4%
Boralex , Inc. - Class A 46,920 1,449,749
Innergex Renewable Energy, Inc. 87,540 1,454,821
2,904,570
Insurance - 10.0%
AIA Group Ltd. 158,790 1,793,240
Allianz SE 5,227 1,216,745
Intact Financial Corp. 11,689 1,564,537
4,574,522
Interactive Media & Services - 1.3%
Thinkific Labs, Inc.* 64,691 602,784
IT Services - 2.4%
Wix.com Ltd.* 5,996 1,115,016
Leisure Products - 4.5%
Shimano, Inc. 3,900 1,080,132
Yamaha Corp. 15,400 969,717
2,049,849
Machinery - 5.0%
Alstom SA 34,462 1,227,542
Knorr- Bremse AG 10,128 1,068,218
2,295,760
Professional Services - 6.4%
SMS Co. Ltd. 20,400 790,774
TechnoPro Holdings, Inc. 38,800 1,233,501
Wolters Kluwer NV 8,491 890,648
2,914,923
Semiconductors & Semiconductor Equipment - 12.4%
ASML Holding NV 1,956 1,585,639
Infineon Technologies AG 39,290 1,836,694

Janus Henderson International Sustainable Equity ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 19,559 $ 2,223,857
5,646,190
Software - 10.9%
Constellation Software, Inc. 549 963,309
Kinaxis , Inc.* 5,539 858,321
Lightspeed Commerce, Inc.* 11,537 1,122,753
Linklogis , Inc. - Class B (144A)* 1,062,052 1,295,643
Rakus Co. Ltd.* 22,800 718,842
4,958,868
Textiles, Apparel & Luxury Goods - 3.7%
adidas AG 5,149 1,688,094
Total Common Stocks (cost $48,124,168) 44,664,338
Investment Companies - 2.7%
Money Market Funds - 2.7%
Federated Hermes Government Obligations Tax-Managed Fund, 0.0200%
∞
(cost
$1,218,443) 1,218,443 1,218,443
Total Investments (total cost $49,342,611 ) - 100.6% 45,882,781
Liabilities, net of Cash, Receivables and Other Assets - (0.6%) (284,995)
Net Assets - 100.0% $45,597,786
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
Japan $ 12,491,734 27.2%
Canada 8,016,274 17.5
Germany 6,275,885 13.7
France 4,193,607 9.1
Netherlands 2,476,287 5.4
Taiwan 2,223,857 4.8
United Kingdom 2,041,398 4.5
Hong Kong 1,793,240 3.9
China 1,605,802 3.5
United States 1,218,443 2.7
Israel 1,115,016 2.4
Denmark 1,009,194 2.2
New Zealand 981,866 2.1
Australia 440,178 1.0
Total $ 45,882,781 100.0%

Janus Henderson International Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
October 31, 2021
8 October 31, 2021
MSCI All Country World
ex USA Index
SM
MSCI All Country World ex USA Index
SM
reflects the equity market performance of global developed and emerging markets, excluding the U.S.
ADR American Depositary Receipt
plc Public Limited Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of October 31, 2021.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2021 is $2,071,936 which represents 4.5% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2021 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 44,664,338 $ — $ —
Investment Companies 1,218,443 — —
Total Assets $ 45,882,781 $ — $ —

Janus Henderson International Sustainable Equity ETF
Statement of Assets and Liabilities
October 31, 2021
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Assets:
Investments, at value (cost $49,342,611) $ 45,882,781
Receivables:
Investments sold 1,219,127
Dividends 58,336
Total Assets 47,160,244
Liabilities:
Payables: —
Due to custodian 1,218,627
Fund units purchased 320,415
Management fees 23,416
Total Liabilities 1,562,458
Net Assets $ 45,597,786
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 49,074,281
Total distributable earnings (loss) (3,476,495)
Total Net Assets $ 45,597,786
Net Assets $ 45,597,786
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 1,950,001
Net Asset Value Per Share $ 23 .38

Janus Henderson International Sustainable Equity ETF
Statement of Operations
For the period ended October 31, 2021
(1)
10 October 31, 2021
See Notes to Financial Statements.
Investment Income:
Dividends $ 86,058
Foreign tax withheld (8,743)
Total Investment Income 77,315
Expenses:
Management Fees 36,615
Total Expenses 36,615
Net Investment Income/(Loss) 40,700
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (144,813)
Net increase from payment by affiliate (Note 3) 51,173
Total Net Realized Gain/(Loss) on Investments $ (93,640)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ (3,460,463)
Total Change in Unrealized Net Appreciation/Depreciation $ (3,460,463)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (3,513,403)
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson International Sustainable Equity ETF
Statement of Changes in Net Assets
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Period Ended
October 31, 2021
(1)
Operations:
Net investment income/(loss) $ 40,700
Net realized gain/(loss) on investments (93,640)
Change in unrealized net appreciation/depreciation (3,460,463)
Net Increase/(Decrease) in Net Assets Resulting from Operations (3,513,403)
Capital Share Transactions 49,111,189
Net Increase/(Decrease) in Net Assets 45,597,786
Net Assets: —
Beginning of Period   —
End of Period $ 45,597,786
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson International Sustainable Equity ETF
Financial Highlights
12 October 31, 2021
See Notes to Financial Statements.
For a share outstanding during period ended October 31 2021
(1)
Net Asset Value, Beginning of Period $25.00
Income/(Loss) from Investment Operations: —
Net investment income/(loss)
(2)
0.02
Net realized and unrealized gain/(loss) (1.64)
(4)
Total from Investment Operations (1.62)
Less Dividends and Distributions: —
Total Dividends and Distributions —
Net Asset Value, End of Period $23.38
Total Return
*
(6.48)%
(5)
Net assets, End of Period (in thousands) $45,598
Average Net Assets for the Period (in thousands) $42,044
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.60%
Ratio of Net Investment Income/(Loss) 0.67%
Portfolio Turnover Rate
(3)
9%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(4) Net realized and unrealized gain/ (loss) includes the voluntary reimbursement made by Janus Capital. The impact of the reimbursement to the net realized and unrealized gain/ (loss) is $0.02.
(5) 0.08% of the Fund’s total return consists of a voluntary reimbursement by Janus Capital for realized investment losses. Excluding this item, total return would have been (6.56)%. See Note 3 in the Notes to the Financial Statements.

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 13
1. Organization and Significant Accounting Policies
Janus Henderson International Sustainable Equity ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit
Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. The financial statements include information for the period from September 8, 2021 (commencement of operations) through October 31, 2021. As of the date of this report, the
Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting the Distributor, Janus Capital Management LLC (“Janus Capital”
or “Janus” or "Agent") or an affiliate of Janus Capital power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
14 October 31, 2021
available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation Procedures.
Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since inception.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
16 October 31, 2021
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including Janus Capital, rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU.
Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. All of these developments may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries that depend on EU countries for significant amounts of trade or investment, or issues with exposure to debt issued by certain EU countries.
Management Risk
The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Although the Fund seeks to provide long-term positive returns, market conditions or implementation of the Fund's investment process may result in losses, and the Fund may not meet its investment objective. As such, there can be no assurance of positive "absolute" returns.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S.
companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Industry and Sector Risk
Although the Fund does not concentrate its investments in specific industries or industry sectors, it emphasizes certain themes and megatrends. As a result, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same megatrend. Companies in the same industry or economic sector or that benefit from the same megatrend may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index due to its ESG focus, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to Environmental, Sustainability and Governance ("ESG") practices.
Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and
ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
18 October 31, 2021
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended October 31, 2021, the Fund’s contractual management fee rate (expressed as an annual rate) was
0.60% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services, Janus Capital pays JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus
Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with Janus Capital on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS Distributors, Inc. (the “Distributor”)
or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to
0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the
Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2021, Janus Capital owned 1,600,001 shares or 82.05% of the Fund.
For the period ended October 31, 2021, Janus Capital voluntarily reimbursed the Fund for certain investment losses of
$51,173. The impact of the reimbursement on total return was 0.08%.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Daily Net Assets Fee Rate
$0-$250 million 0.60%
Over $250 million 0.55%

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2021, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2021 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$38,187 $ — $(50,617) $ — $ — $(633) $(3,463,432)
Capital Loss Carryover Schedule
For the year ended October 31, 2021
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(45,553) $(5,064) $(50,617)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$49,346,213 $227,109 $(3,690,541) $(3,463,432)
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$ — $ — $ — $ —
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$(36,908) $(2,513) $39,421

Janus Henderson International Sustainable Equity ETF
Notes to Financial Statements
20 October 31, 2021
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended October 31, 2021, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2021, the Fund had net realized loss of $36,399 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2021 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Period Ended October 31, 2021
(1)
Shares Amount
Shares sold 2,000,001 $ 50,284,289
Shares repurchased (50,000) (1,173,100)
Net Increase/(Decrease) 1,950,001 $ 49,111,189
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$12,949,817 $3,051,173 $ — $ —
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$39,212,006 $852,620 $ — $ —

Janus Henderson International Sustainable Equity ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 21
Proxy Voting Policies and Voting Record
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at
janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-
0020 (toll free).
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2021.
Qualified Dividend Incom e Percentage 100%

Janus Henderson International Sustainable Equity ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
22 October 31, 2021
The Trustees of Janus Detroit Street Trust (the “Trust”), including the Trustees who are not “interested persons” (the
“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), met on July 22, 2021 to consider the proposed investment management agreement (the “Investment Management
Agreement”) for each of Janus Henderson U.S. Sustainable Equity ETF (“SSPX”), Janus Henderson International
Sustainable Equity ETF (“SXUS”), Janus Henderson Net Zero Transition Resources ETF (“JZRO”), Janus Henderson
Sustainable Corporate Bond ETF (“SCRD”), and Janus Henderson Sustainable & Impact Core Bond ETF (“JIB”) (each a “New Fund,” and collectively, the “New Funds”). In the course of their consideration of each Investment Management
Agreement, the Trustees met in executive session and were advised by their independent counsel. In this regard, the
Board, including the Independent Trustees, evaluated the terms of each Investment Management Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of each Investment Management Agreement, the Board, including the Independent Trustees, reviewed the materials provided to it relating to their consideration of each Investment Management Agreement for each New Fund and other information provided by counsel and Janus Capital Management LLC, the proposed investment adviser to the New Funds (the “Adviser”), including: (i) a copy of the form of Investment Management Agreement with respect to the Adviser’s management of the assets of each New Fund; (ii) information regarding the nature, quality and extent of the services to be provided to each New Fund by the Adviser, and the fees to be charged to each New Fund therefor;
(iii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing each New Fund’s anticipated advisory fee structure and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the proposed advisory fee and expenses of each New Fund to those of other, third-party investment companies (including exchange-traded funds (“ETFs”)) considered to be comparable.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including: the nature, extent and quality of the services to be provided to each New Fund by the Adviser; the Adviser’s personnel and operations; each New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment
Management Agreement at certain asset levels of each New Fund; “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on each New Fund’s expenses; and potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the New
Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to agreements with each New Fund and the fees to be paid by each New Fund therefor, each New Fund and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees concluded that the success of each New Fund could attract other business to the Adviser or other Janus Henderson funds, and that the success of the
Adviser could enhance the Adviser’s ability to serve the New Funds.
The Board, including the Independent Trustees, considered the following in respect of each New Fund:
(a) The nature, extent and quality of services to be provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser would provide to each New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as each New Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of each New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each New Fund; the management of the day-to-day investment and reinvestment of the assets of each New Fund; determining daily baskets of securities and cash components, and negotiating custom baskets in connection with creation and redemption transactions in each New Fund’s shares; executing portfolio security trades for purchases and redemptions of each New Fund shares conducted on a cash basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to each New Fund.

Janus Henderson International Sustainable Equity ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 23
The Board reviewed the Adviser’s experience, resources and strengths in managing other pooled investment vehicles, such as the other funds in the Trust as well as environmental, social and governance focused strategies and products, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each New Fund was likely to benefit from the nature, quality and extent of these services, as well as the
Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services to be rendered and fees to be paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with each New Fund; “fall-out” benefits.
The Board then compared both the services to be rendered and the proposed fees to be paid under each Investment
Management Agreement, with fees paid under contracts of other investment advisers for comparable mutual funds and ETFs as applicable. In particular, the Board compared each New Fund’s proposed management fee and projected expense ratio to other investment companies anticipated to be in each New Fund’s peer group. With respect to SSPX,
JZRO, SCRD, and JIB, the Board noted that the Adviser was recommending a unitary fee that was lower than both the median contractual management fee and median total expense ratio of each New Fund’s anticipated peer group, and that the Funds’ proposed management fee schedules would include contractual break points that could potentially reduce the unitary fee further depending on each New Fund’s asset growth. With respect to SXUS, the Board noted that the Adviser was recommending a unitary fee that was one basis point higher than the median contractual management fee and equal to the median total expense ratio of the New Fund’s anticipated peer group. The Board noted that the proposed management fee schedule for SXUS would also include contractual break points that could potentially reduce the unitary fee further depending on the New Fund’s asset growth.
The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to each New Fund, including operational costs.
After comparing each New Fund’s proposed fees with those of the funds in each New Fund’s respective anticipated peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the Adviser with respect to each New Fund was fair and reasonable.
The Board also considered that the Adviser may benefit from certain trading services and research permissibly obtained from broker-dealers with client commissions generated from trading equity securities, and may also experience reputational “fall-out” benefits based on the success of each New Fund, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as each New Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. Since each New Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board specific information concerning the extent to which economies of scale would be realized as each New Fund grows and whether the management fee level would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels; however, the Board noted that the fee schedule proposed by the Adviser for SSPX, SXUS, and JZRO each contained a breakpoint for assets above $250 million and for SCRD and
JIB each contained a breakpoint for assets above $500 million. The Board also noted the unitary fee structure, pursuant to which the Adviser pays, with certain exceptions, any excess costs incurred to operate each New Fund. The Board acknowledged the unitary fee cap effectively puts the risk of higher costs at lower asset levels on the Adviser rather than the New Funds.
(d) Investment performance of each New Fund and the Adviser.
Because each New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of each New Fund.
Conclusion.
No single factor was determinative to the decision of the Board. Based on its consideration of the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed management fee rate and projected total expense ratio of each New Fund are reasonable in relation to the services to be provided by the Adviser to each

Janus Henderson International Sustainable Equity ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
24 October 31, 2021
New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The
Board also found the proposed management fee for each New Fund to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of each New Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the Investment Management Agreement for each New Fund.

Janus Henderson International Sustainable Equity ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 25
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of
Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund) (since
2017), Independent Trustee,
Clough Global Opportunities
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global Equity
Fund (closed-end fund)
(since 2017), Independent
Trustee, Elevation ETF Trust
(investment company) (2016-
2018), Chairman, Elevation
ETF Trust (2016-2018), and
Independent Trustee, Global X
Funds (investment company)
(since 2018).

Janus Henderson International Sustainable Equity ETF
Trustees and Officers
(unaudited)
26 October 31, 2021
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
Formerly, Principal Consultant,
SRK Consulting (U.S.), Inc.
(consulting services to global
mining, energy and water
resource industries) (2015-
2017) and Founder and
Principal, Resource Initiatives
LLC (sustainability consulting
firm) (2006-2015).
14
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
Formerly, Management Advisor,
BoxCast, Inc. (technology start-
up company) (2014-2017).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020)
and Director, State Farm Bank
(banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Head of Investment
Services, Janus Henderson
Investors (since 2017); Vice
President, Investments
Chief of Staff, Janus Capital
Management LLC (2007-
2017).
14

Janus Henderson International Sustainable Equity ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 27
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Bruce L. Koepfgen
151 Detroit Street
Denver, CO 80206
DOB: 1952
President and Chief
Executive Officer
2/16-Present Executive Vice President, Head of North America
at Janus Henderson Investors (since 2017),
President and Head of North America at Janus
Capital Management LLC (since 2013 and 2017,
respectively), President at Janus Capital Group
Inc. (since 2013), President and Director at Janus
International Holding LLC (since 2019 and 2011,
respectively), President at Janus Holdings LLC
(since 2019), President and Director at Janus
Management Holdings Corporation (since 2017 and
2012, respectively), Executive Vice President and
Head of North America at Janus Distributors LLC
(since 2011 and 2019, respectively), Vice President
and Director at Intech Investment Management
LLC (since 2012), and Executive Vice President at
Perkins Investment Management LLC (since 2011).
Formerly, Executive Vice President at Janus Capital
Group Inc., Janus International Holding LLC, and
Janus Management Holdings Corporation (2011-
2019), Director at Perkins Investment Management
LLC (2011-2019), and Chief Financial Officer at
Janus Capital Group Inc. (2011-2013).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present). Formerly, Assistant Vice President
and Senior Legal Counsel of Janus Capital
Management LLC (2012-2016).

Janus Henderson International Sustainable Equity ETF
Notes
28 October 31, 2021

Janus Henderson International Sustainable Equity ETF
Notes
Janus Detroit Street Trust 29

125-02-93089 12-21
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2021
Janus Henderson Net Zero Transition
Resources ETF
Janus Detroit Street Trust

Janus Henderson Net Zero Transition Resources ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 22
Trustees and Officers ............................ 25

Janus Henderson Net Zero Transition Resources ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson Net Zero Transition Resources ETF (JZRO)
seeks long-term growth of capital.
PERFORMANCE OVERVIEW
The Janus Henderson Net Zero Transition Resources ETF (JZRO) launched on September 8, 2021.
From inception to October 31, 2021, the Janus Henderson Net Zero Transition Resources ETF returned 2.16%. Its benchmark, the S&P Global Natural Resources Index, returned 3.94%. Underperformance from inception through the end of the period was impacted by the Fund’s underweight to the energy sector, which recorded very strong rises, while stock selection within materials bolstered performance.
The Janus Henderson Net Zero Transition Resources ETF is a global equities portfolio comprised of resources companies across the supply chain positioned for the transition to a low-carbon future. Global commitments to Net
Zero greenhouse gas emissions by 2050 create investment opportunity driven by urgency and innovation. Seeking to capitalize on the breadth of these opportunities, our process incorporates sectors and companies across the natural resources supply chain. We believe high-quality natural resources companies that are contributing to this transition can generate attractive long-term returns.
Tim Gerrard Darko Kuzmanovic Tal Lomnitzer Daniel Sullivan
co-portfolio manager co-portfolio manager co-portfolio manager co-portfolio manager

Janus Henderson Net Zero Transition Resources ETF
(unaudited)
Fund At A Glance
October 31, 2021
2 October 31, 2021
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Air Products and Chemicals, Inc.
Chemicals 5.4%
Freeport-McMoRan, Inc.
Metals & Mining 4.8%
Archer-Daniels-Midland Co.
Food Products 4.7%
Smurfit Kappa Group plc
Containers & Packaging 4.1%
Mosaic Co. (The)
Chemicals 4.0%
23.0%
Sector Allocation
– (% of Net Assets)
Basic Materials 65.2%
Consumer, Non-cyclical 13.0%
Energy 8.9%
Industrial 7.5%
Utilities 2.9%
Financial 1.5%
Investment Companies 1.0%
100.0%

Janus Henderson Net Zero Transition Resources ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Total annual expense ratio as stated in the prospectus: 0.60%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Performance for very short time periods may not be indicative of future performance.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended October 31, 2021
Since
Inception
*
Janus Henderson Net Zero Transition Resources ETF - NAV 2.16%
Janus Henderson Net Zero Transition Resources ETF - Market Price 2.32%
S&P Global Natural Resources Index 3.94%
* The Fund commenced operations on September 8, 2021.

Janus Henderson Net Zero Transition Resources ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2021
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(9/8/2021)
Ending Account
Value
(10/31/21)
Expenses
Paid During
Period
(9/8/2021 - 10/31/21)
*†
Beginning Account
Value
(5/1/21)
Ending Account
Value
(10/31/21)
Expenses
Paid During
Period
(5/1/21 - 10/31/21)
†
Net Annualized
Expense Ratio
(5/1/21 - 10/31/21)
$1,000.00 $1,021.60 $0.88 $1,000.00 $1,022.18 $3.06 0.60%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).
* Actual Expenses Paid During Period reflects only the inception period for the Fund (September 8, 2021 to October 31, 2021) and is equal to the Net
Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 53/365 (to reflect the period). Therefore, actual expenses shown are lower than would be expected for a six-month period.

Janus Henderson Net Zero Transition Resources ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Net Zero Transition
Resources ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Net Zero Transition Resources ETF (one of the funds constituting Janus Detroit Street Trust , referred to hereafter as the "Fund") as of October 31, 2021, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period September 8, 2021 (commencement of operations)
through October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021 , and the results of its operations, changes in its net assets and the financial highlights for the period September 8, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit . We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2021 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
Denver, Colorado
December 17, 2021
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Net Zero Transition Resources ETF
Schedule of Investments
October 31, 2021
6 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 99.0%
Building Products - 2.5%
Johnson Controls International plc 17,415 $ 1,277,739
Chemicals - 15.9%
Air Products and Chemicals, Inc. 9,188 2,754,654
Corbion NV 9,721 462,360
Koninklijke DSM NV 6,089 1,332,140
Mosaic Co. (The) 49,473 2,056,593
Nutrien Ltd. 22,075 1,540,468
8,146,215
Commercial Services & Supplies - 1.3%
Aker Carbon Capture ASA* 183,222 658,008
Containers & Packaging - 6.7%
Ball Corp. 14,435 1,320,514
Smurfit Kappa Group plc 40,269 2,110,573
3,431,087
Electric Utilities - 2.8%
Orsted A/S (144A) 10,266 1,450,065
Electrical Equipment - 7.6%
Nexans SA 9,964 999,147
Siemens Gamesa Renewable Energy SA* 46,475 1,260,140
Vestas Wind Systems A/S 37,920 1,641,656
3,900,943
Equity Real Estate Investment Trusts (REITs) - 1.5%
Weyerhaeuser Co. 21,553 769,873
Food Products - 12.1%
Archer-Daniels-Midland Co. 37,520 2,410,285
Beyond Meat, Inc.* 6,785 671,579
Costa Group Holdings Ltd. 635,509 1,393,806
Salmar ASA 7,677 583,536
Synlait Milk Ltd.* 437,526 1,127,216
6,186,422
Independent Power and Renewable Electricity Producers - 2.0%
Scatec ASA (144A) 50,985 1,001,100
Machinery - 0.5%
Xebec Adsorption, Inc.* 100,666 236,326
Metals & Mining - 38.0%
Alcoa Corp. 28,412 1,305,531
Anglo American plc 51,181 1,952,101
Champion Iron Ltd.* 376,666 1,244,821
Core Lithium Ltd.* 639,749 273,894
Foran Mining Corp.* 148,144 277,273
Freeport-McMoRan, Inc. 64,854 2,446,293
IGO Ltd. 143,873 1,041,727
ioneer Ltd.* 1,049,116 539,774
Ivanhoe Mines Ltd. - Class A* 154,220 1,208,080
Largo Resources Ltd.* 37,980 473,084
Liontown Resources Ltd.* 413,209 589,686
Minerals 260 Ltd.* 9,032 3,155
MP Materials Corp.* 22,392 757,969
Nickel Mines Ltd. 701,450 550,568
Norsk Hydro ASA 191,056 1,397,580
Nucor Corp. 13,628 1,521,566
Orocobre Ltd.* 153,595 1,026,750
Sandfire Resources Ltd. 18,031 75,300
Sibanye Stillwater Ltd. (ADR) 68,983 979,559

Janus Henderson Net Zero Transition Resources ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Metals & Mining - (continued)
Sigma Lithium Corp.* 52,028 $ 432,325
Solaris Resources, Inc.* 61,066 702,021
Talon Metals Corp.* 607,442 318,533
Turquoise Hill Resources Ltd.* 24,576 310,880
19,428,470
Oil, Gas & Consumable Fuels - 3.1%
NexGen Energy Ltd.* 284,298 1,568,794
Paper & Forest Products - 5.0%
Stora Enso OYJ - Class R 77,445 1,288,782
West Fraser Timber Co. Ltd. 15,510 1,239,874
2,528,656
Total Common Stocks (cost $49,760,301) 50,583,698
Investment Companies - 1.0%
Money Market Funds - 1.0%
JPMorgan Prime Money Market Fund, 0.0460%
∞
(cost $497,033) 496,536 496,983
Total Investments (total cost $50,257,334) - 100.0% 51,080,681
Cash, Receivables and Other Assets, net of Liabilities - 0.0% 6,322
Net Assets - 100.0% $51,087,003
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 17,789,579 34.8%
Canada 7,875,333 15.4
Australia 6,739,481 13.2
Norway 3,640,224 7.1
Denmark 3,091,721 6.1
Ireland 2,110,573 4.1
United Kingdom 1,952,101 3.8
Netherlands 1,794,500 3.5
Finland 1,288,782 2.5
Spain 1,260,140 2.5
New Zealand 1,127,216 2.2
France 999,147 2.0
South Africa 979,559 1.9
Brazil 432,325 0.9
Total $ 51,080,681 100.0%

Janus Henderson Net Zero Transition Resources ETF
Notes to Schedule of Investments and Other Information
October 31, 2021
8 October 31, 2021
S&P Global Natural
Resources Index
S&P Global Natural Resources Index reflects the performance of large publicly-traded natural resource and commodities companies across agribusiness, energy, and metals and mining.
ADR American Depositary Receipt
plc Public Limited Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of October 31, 2021.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2021 is $2,451,165 which represents 4.8% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2021 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 50,583,698 $ — $ —
Investment Companies 496,983 — —
Total Assets $ 51,080,681 $ — $ —

Janus Henderson Net Zero Transition Resources ETF
Statement of Assets and Liabilities
October 31, 2021
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Assets:
Investments, at value (cost $50,257,334) $ 51,080,681
Receivables:
Dividends 31,764
Total Assets 51,112,445
Liabilities:
Payables: —
Management fees 25,442
Total Liabilities 25,442
Net Assets $ 51,087,003
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 50,127,205
Total distributable earnings (loss) 959,798
Total Net Assets $ 51,087,003
Net Assets $ 51,087,003
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 2,000,001
Net Asset Value Per Share $ 25 .54

Janus Henderson Net Zero Transition Resources ETF
Statement of Operations
For the period ended October 31, 2021
(1)
10 October 31, 2021
See Notes to Financial Statements.
Investment Income:
Dividends $ 134,747
Income from non-cash dividends 16,425
Foreign tax withheld (10,147)
Total Investment Income 141,025
Expenses:
Management Fees 38,629
Total Expenses 38,629
Net Investment Income/(Loss) 102,396
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 34,072
Total Net Realized Gain/(Loss) on Investments $ 34,072
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ 823,330
Total Change in Unrealized Net Appreciation/Depreciation $ 823,330
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 959,798
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson Net Zero Transition Resources ETF
Statement of Changes in Net Assets
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Period Ended
October 31, 2021
(1)
Operations:
Net investment income/(loss) $ 102,396
Net realized gain/(loss) on investments 34,072
Change in unrealized net appreciation/depreciation 823,330
Net Increase/(Decrease) in Net Assets Resulting from Operations 959,798
Capital Share Transactions 50,127,205
Net Increase/(Decrease) in Net Assets 51,087,003
Net Assets: —
Beginning of Period   —
End of Period $ 51,087,003
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson Net Zero Transition Resources ETF
Financial Highlights
12 October 31, 2021
See Notes to Financial Statements.
For a share outstanding during period ended October 31 2021
(1)
Net Asset Value, Beginning of Period $25.00
Income/(Loss) from Investment Operations: —
Net investment income/(loss)
(2)
0.06
Net realized and unrealized gain/(loss) 0.48
Total from Investment Operations 0.54
Less Dividends and Distributions: —
Total Dividends and Distributions —
Net Asset Value, End of Period $25.54
Total Return
*
2.16%
Net assets, End of Period (in thousands) $51,087
Average Net Assets for the Period (in thousands) $44,399
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.60%
Ratio of Net Investment Income/(Loss) 1.59%
Portfolio Turnover Rate
(3)
6%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
Janus Detroit Street Trust 13
1. Organization and Significant Accounting Policies
Janus Henderson Net Zero Transition Resources ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit
Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. The financial statements include information for the period from September 8, 2021 (commencement of operations) through October 31, 2021. As of the date of this report, the
Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940 Act.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting the Distributor, Janus Capital Management LLC (“Janus Capital”
or “Janus” or "Agent") or an affiliate of Janus Capital power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
14 October 31, 2021
available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation Procedures.
Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since inception.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
16 October 31, 2021
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including Janus Capital, rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. All of these developments may continue to significantly affect the economies of all
EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries that depend on EU countries for significant amounts of trade or investment, or issues with exposure to debt issued by certain EU countries.
Management Risk
The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Although the Fund seeks to provide long-term positive returns, market conditions or implementation of the Fund's investment process may result in losses, and the Fund may not meet its investment objective. As such, there can be no assurance of positive "absolute" returns.
Industrials Sector Risk
The industrials sector includes companies in the capital goods, commercial and professional services and transportation industry groups, including companies engaged in the business of human capital management, business research and consulting, air freight and logistics, airlines, maritime shipping and transportation, railroads and trucking, transportation infrastructure, and aerospace and defense. Companies in the industrials sector can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition. Changes in the economy, fuel prices, labor agreements, and insurance costs may result in occasional sharp price movements in transportation securities.
Natural Resources Investment Risk
Investment in companies in natural resources industries (including those in the energy sector) can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. For example, the COVID-19 pandemic has drastically reduced the demand for various natural resources and has drastically increased the price volatility of natural resources and companies within the natural resources industry. An extended period of

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
reduced (or negative) prices may significantly lengthen the time that companies within the natural resources industries would need to recover after a stabilization of prices.
Nondiversification Risk
The Fund is classified as non-diversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the
Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries.
A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans.
REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded
OTC.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to Environmental, Sustainability and Governance ("ESG") practices.
Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and
ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
18 October 31, 2021
For the period ended October 31, 2021, the Fund’s contractual management fee rate (expressed as an annual rate) was
0.60% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services, Janus Capital pays JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus
Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with Janus Capital on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS Distributors, Inc. (the “Distributor”)
or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to
0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the
Trustees determine that it is in the best interests of shareholders to do so. Because these fees are   paid out of the Fund’s
assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2021, Janus Capital owned 1,800,001 shares or 90.00% of the Fund.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Daily Net Assets Fee Rate
$0-$250 million 0.60%
Over $250 million 0.55%
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$513,860 $ — $ — $ — $ — $(17) $445,955

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2021 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in passive foreign investment companies.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended October 31, 2021, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$50,634,726 $2,145,484 $(1,699,529) $445,955
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$ — $ — $ — $ —
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$ — $2,773 $(2,773)
Period Ended October 31, 2021
(1)
Shares Amount
Shares sold 2,000,001 $ 50,127,205
Shares repurchased — —
Net Increase/(Decrease) 2,000,001 $ 50,127,205
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$12,993,864 $2,112,163 $ — $ —
For the period ended October 31, 2021, the Fund’s contractual management fee rate (expressed as an annual rate) was
0.60% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services, Janus Capital pays JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus
Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with Janus Capital on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS Distributors, Inc. (the “Distributor”)
or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to
0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the
Trustees determine that it is in the best interests of shareholders to do so. Because these fees are   paid out of the Fund’s
assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2021, Janus Capital owned 1,800,001 shares or 90.00% of the Fund.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Daily Net Assets Fee Rate
$0-$250 million 0.60%
Over $250 million 0.55%
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$513,860 $ — $ — $ — $ — $(17) $445,955

Janus Henderson Net Zero Transition Resources ETF
Notes to Financial Statements
20 October 31, 2021
For the year ended October 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2021 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$38,833,472 $ — $ — $ —

Janus Henderson Net Zero Transition Resources ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 21
Proxy Voting Policies and Voting Record
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at
janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-
0020 (toll free).
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2021.
Dividends Received Deduction Percentage 100%
Qualified Dividend Income Percentage 100%

Janus Henderson Net Zero Transition Resources ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
22 October 31, 2021
The Trustees of Janus Detroit Street Trust (the “Trust”), including the Trustees who are not “interested persons” (the
“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), met on July 22, 2021 to consider the proposed investment management agreement (the “Investment Management
Agreement”) for each of Janus Henderson U.S. Sustainable Equity ETF (“SSPX”), Janus Henderson International
Sustainable Equity ETF (“SXUS”), Janus Henderson Net Zero Transition Resources ETF (“JZRO”), Janus Henderson
Sustainable Corporate Bond ETF (“SCRD”), and Janus Henderson Sustainable & Impact Core Bond ETF (“JIB”) (each a “New Fund,” and collectively, the “New Funds”). In the course of their consideration of each Investment Management
Agreement, the Trustees met in executive session and were advised by their independent counsel. In this regard, the
Board, including the Independent Trustees, evaluated the terms of each Investment Management Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of each Investment Management Agreement, the Board, including the Independent Trustees, reviewed the materials provided to it relating to their consideration of each Investment Management Agreement for each New Fund and other information provided by counsel and Janus Capital Management LLC, the proposed investment adviser to the New Funds (the “Adviser”), including: (i) a copy of the form of Investment Management Agreement with respect to the Adviser’s management of the assets of each New Fund; (ii) information regarding the nature, quality and extent of the services to be provided to each New Fund by the Adviser, and the fees to be charged to each New Fund therefor;
(iii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing each New Fund’s anticipated advisory fee structure and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the proposed advisory fee and expenses of each New Fund to those of other, third-party investment companies (including exchange-traded funds (“ETFs”)) considered to be comparable.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including: the nature, extent and quality of the services to be provided to each New Fund by the Adviser; the Adviser’s personnel and operations; each New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment
Management Agreement at certain asset levels of each New Fund; “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on each New Fund’s expenses; and potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the New
Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to agreements with each New Fund and the fees to be paid by each New Fund therefor, each New Fund and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees concluded that the success of each New Fund could attract other business to the Adviser or other Janus Henderson funds, and that the success of the
Adviser could enhance the Adviser’s ability to serve the New Funds.
The Board, including the Independent Trustees, considered the following in respect of each New Fund:
(a) The nature, extent and quality of services to be provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser would provide to each New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as each New Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of each New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each New Fund; the management of the day-to-day investment and reinvestment of the assets of each New Fund; determining daily baskets of securities and cash components, and negotiating custom baskets in connection with creation and redemption transactions in each New Fund’s shares; executing portfolio security trades for purchases and redemptions of each New Fund shares conducted on a cash basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to each New Fund.

Janus Henderson Net Zero Transition Resources ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 23
The Board reviewed the Adviser’s experience, resources and strengths in managing other pooled investment vehicles, such as the other funds in the Trust as well as environmental, social and governance focused strategies and products, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each New Fund was likely to benefit from the nature, quality and extent of these services, as well as the
Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services to be rendered and fees to be paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with each New Fund; “fall-out” benefits.
The Board then compared both the services to be rendered and the proposed fees to be paid under each Investment
Management Agreement, with fees paid under contracts of other investment advisers for comparable mutual funds and ETFs as applicable. In particular, the Board compared each New Fund’s proposed management fee and projected expense ratio to other investment companies anticipated to be in each New Fund’s peer group. With respect to SSPX,
JZRO, SCRD, and JIB, the Board noted that the Adviser was recommending a unitary fee that was lower than both the median contractual management fee and median total expense ratio of each New Fund’s anticipated peer group, and that the Funds’ proposed management fee schedules would include contractual break points that could potentially reduce the unitary fee further depending on each New Fund’s asset growth. With respect to SXUS, the Board noted that the Adviser was recommending a unitary fee that was one basis point higher than the median contractual management fee and equal to the median total expense ratio of the New Fund’s anticipated peer group. The Board noted that the proposed management fee schedule for SXUS would also include contractual break points that could potentially reduce the unitary fee further depending on the New Fund’s asset growth.
The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to each New Fund, including operational costs.
After comparing each New Fund’s proposed fees with those of the funds in each New Fund’s respective anticipated peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the Adviser with respect to each New Fund was fair and reasonable.
The Board also considered that the Adviser may benefit from certain trading services and research permissibly obtained from broker-dealers with client commissions generated from trading equity securities, and may also experience reputational “fall-out” benefits based on the success of each New Fund, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as each New Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. Since each New Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board specific information concerning the extent to which economies of scale would be realized as each New Fund grows and whether the management fee level would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels; however, the Board noted that the fee schedule proposed by the Adviser for SSPX, SXUS, and JZRO each contained a breakpoint for assets above $250 million and for SCRD and
JIB each contained a breakpoint for assets above $500 million. The Board also noted the unitary fee structure, pursuant to which the Adviser pays, with certain exceptions, any excess costs incurred to operate each New Fund. The Board acknowledged the unitary fee cap effectively puts the risk of higher costs at lower asset levels on the Adviser rather than the New Funds.
(d) Investment performance of each New Fund and the Adviser.
Because each New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of each New Fund.
Conclusion.
No single factor was determinative to the decision of the Board. Based on its consideration of the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed management fee rate and projected total expense ratio of each New Fund are reasonable in relation to the services to be provided by the Adviser to each

Janus Henderson Net Zero Transition Resources ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
24 October 31, 2021
New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The
Board also found the proposed management fee for each New Fund to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of each New Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the Investment Management Agreement for each New Fund.

Janus Henderson Net Zero Transition Resources ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 25
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of
Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund) (since
2017), Independent Trustee,
Clough Global Opportunities
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global Equity
Fund (closed-end fund)
(since 2017), Independent
Trustee, Elevation ETF Trust
(investment company) (2016-
2018), Chairman, Elevation
ETF Trust (2016-2018), and
Independent Trustee, Global X
Funds (investment company)
(since 2018).

Janus Henderson Net Zero Transition Resources ETF
Trustees and Officers
(unaudited)
26 October 31, 2021
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
Formerly, Principal Consultant,
SRK Consulting (U.S.), Inc.
(consulting services to global
mining, energy and water
resource industries) (2015-
2017) and Founder and
Principal, Resource Initiatives
LLC (sustainability consulting
firm) (2006-2015).
14
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
Formerly, Management Advisor,
BoxCast, Inc. (technology start-
up company) (2014-2017).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020)
and Director, State Farm Bank
(banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Head of Investment
Services, Janus Henderson
Investors (since 2017); Vice
President, Investments
Chief of Staff, Janus Capital
Management LLC (2007-
2017).
14

Janus Henderson Net Zero Transition Resources ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 27
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Bruce L. Koepfgen
151 Detroit Street
Denver, CO 80206
DOB: 1952
President and Chief
Executive Officer
2/16-Present Executive Vice President, Head of North America
at Janus Henderson Investors (since 2017),
President and Head of North America at Janus
Capital Management LLC (since 2013 and 2017,
respectively), President at Janus Capital Group
Inc. (since 2013), President and Director at Janus
International Holding LLC (since 2019 and 2011,
respectively), President at Janus Holdings LLC
(since 2019), President and Director at Janus
Management Holdings Corporation (since 2017 and
2012, respectively), Executive Vice President and
Head of North America at Janus Distributors LLC
(since 2011 and 2019, respectively), Vice President
and Director at Intech Investment Management
LLC (since 2012), and Executive Vice President at
Perkins Investment Management LLC (since 2011).
Formerly, Executive Vice President at Janus Capital
Group Inc., Janus International Holding LLC, and
Janus Management Holdings Corporation (2011-
2019), Director at Perkins Investment Management
LLC (2011-2019), and Chief Financial Officer at
Janus Capital Group Inc. (2011-2013).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present). Formerly, Assistant Vice President
and Senior Legal Counsel of Janus Capital
Management LLC (2012-2016).

Janus Henderson Net Zero Transition Resources ETF
Notes
28 October 31, 2021

Janus Henderson Net Zero Transition Resources ETF
Notes
Janus Detroit Street Trust 29

125-02-93090 12-21
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2021
Janus Henderson Sustainable Corporate Bond
ETF
Janus Detroit Street Trust

Janus Henderson Sustainable Corporate Bond ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 28
Trustees and Officers ............................ 31

Janus Henderson Sustainable Corporate Bond ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson Sustainable Corporate Bond ETF s (SCRD)
seeks total return consisting of income and capital appreciation, while giving special consideration to certain environmental, social and governance (“ESG”) factors.
PERFORMANCE OVERVIEW
The Janus Henderson Sustainable Corporate Bond ETF (SCRD) launched on September 8, 2021.
From inception to October 31, 2021, the Janus Henderson Sustainable Corporate Bond ETF returned -0.88%.
Its benchmark, the Bloomberg U.S. Corporate Bond Index, returned -0.57% over the same period. Returns from inception through the end of the period were dominated by the costs of investing the portfolio’s seed funding and investor inflows into the market.
During the period, the Fund invested in derivatives, namely futures, to facilitate risk, duration and yield-curve management and in an attempt to enhance expected returns. The Fund’s exposure to derivatives detracted from results over the since inception period. Please see the Derivative Instruments section in the “Notes to Financial
Statements” for a discussion of derivatives used by the Fund.
The Janus Henderson Sustainable Corporate Bond ETF is an actively managed, investment grade-focused corporate credit ETF seeking to generate risk-adjusted excess returns, while aligning with positive environmental and societal outcomes. Through our investment framework, we aim to invest in issuers with strong or improving ESG characteristics and identify opportunities on the right side of disruption.
Michael Keough Brad Smith
co-portfolio manager co-portfolio manager

Janus Henderson Sustainable Corporate Bond ETF
(unaudited)
Fund At A Glance
October 31, 2021
2 October 31, 2021
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Financial 31.4%
Consumer, Non-cyclical 25.1%
Industrial 11.8%
Technology 11.7%
Consumer, Cyclical 6.7%
Utilities 4.6%
Communications 2.9%
Energy 2.6%
Investment Companies 1.9%
Basic Materials 1.8%
100.5%

Janus Henderson Sustainable Corporate Bond ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Total annual expense ratio as stated in the prospectus: 0.35%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Performance for very short time periods may not be indicative of future performance.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended October 31, 2021
Since
Inception
*
Janus Henderson Sustainable Corporate Bond ETF - NAV -0.88%
Janus Henderson Sustainable Corporate Bond ETF - Market Price -0.82%
Bloomberg U.S. Corporate Bond Index -0.57%
* The Fund commenced operations on September 8, 2021.

Janus Henderson Sustainable Corporate Bond ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2021
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(9/8/2021)
Ending Account
Value
(10/31/21)
Expenses
Paid During
Period
(9/8/2021 - 10/31/21)
*†
Beginning Account
Value
(5/1/21)
Ending Account
Value
(10/31/21)
Expenses
Paid During
Period
(5/1/21 - 10/31/21)
†
Net Annualized
Expense Ratio
(5/1/21 - 10/31/21)
$1,000.00 $991.20 $0.51 $1,000.00 $1,023.44 $1.79 0.35%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).
* Actual Expenses Paid During Period reflects only the inception period for the Fund (September 8, 2021 to October 31, 2021) and is equal to the Net
Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 53/365 (to reflect the period). Therefore, actual expenses shown are lower than would be expected for a six-month period.

Janus Henderson Sustainable Corporate Bond ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Sustainable Corporate Bond
ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Sustainable Corporate Bond ETF (one of the funds constituting Janus Detroit Street Trust , referred to hereafter as the "Fund") as of October 31, 2021, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period September 8, 2021 (commencement of operations)
through October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021 , and the results of its operations, changes in its net assets and the financial highlights for the period September 8, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit . We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2021 by correspondence with the custodian and brokers ; when replies were not received from brokers, we performed other auditing procedures . We believe that our audit provides a reasonable basis for our opinion.
Denver, Colorado
December 17, 2021
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
October 31, 2021
6 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Bank Loans - 0.7%
Consumer, Non-cyclical - 0.7%
Medline Borrower LP, Term Loan, ICE LIBOR USD 1 Month + 3.2500%,
3.7500%, 10/23/28
‡,ƒ
(cost $335,324) $ 336,100 $ 336,432
Corporate Bonds - 97.9%
Basic Materials - 1.8%
Constellium SE, 3.7500%, 4/15/29 (144A) 270,000 261,103
Ecolab, Inc., 2.7000%, 11/1/26 353,000 373,110
International Flavors & Fragrances, Inc., 4.3750%, 6/1/47 207,000 249,035
883,248
Communications - 2.9%
Comcast Corp., 4.1500%, 10/15/28 109,000 124,379
Comcast Corp., 1.9500%, 1/15/31 128,000 124,919
Comcast Corp., 3.9990%, 11/1/49 276,000 321,742
Netflix, Inc., 3.6250%, 6/15/25 (144A) 159,000 169,056
Netflix, Inc., 4.8750%, 6/15/30 (144A) 109,000 128,075
Verizon Communications, Inc., 3.0000%, 11/20/60 393,000 371,111
Walt Disney Co. (The), 3.0000%, 9/15/22 172,000 175,967
1,415,249
Consumer, Cyclical - 6.7%
Aptiv plc, 4.3500%, 3/15/29 154,000 174,163
Aptiv plc, 4.4000%, 10/1/46 210,000 253,199
General Motors Co., 5.9500%, 4/1/49 186,000 252,895
General Motors Financial Co., Inc., 2.7000%, 8/20/27 241,000 246,027
Hasbro, Inc., 3.5000%, 9/15/27 254,000 273,417
Hasbro, Inc., 5.1000%, 5/15/44 511,000 624,422
Home Depot, Inc. (The), 2.7000%, 4/1/23 245,000 251,465
Lithia Motors, Inc., 4.3750%, 1/15/31 (144A) 259,000 275,812
Marriott International, Inc., 4.1500%, 12/1/23 118,000 125,083
Marriott International, Inc., 4.0000%, 4/15/28 115,000 125,919
Marriott International, Inc., 3.5000%, 10/15/32 166,000 175,566
Whirlpool Corp., 4.0000%, 3/1/24 186,000 198,687
Whirlpool Corp., 4.6000%, 5/15/50 259,000 323,530
3,300,185
Consumer, Non-cyclical - 24.4%
Abbott Laboratories, 2.9500%, 3/15/25 118,000 124,830
Abbott Laboratories, 6.1500%, 11/30/37 119,000 174,640
AbbVie, Inc., 2.9500%, 11/21/26 141,000 149,056
AbbVie, Inc., 3.2000%, 11/21/29 139,000 148,540
AbbVie, Inc., 4.2500%, 11/21/49 148,000 177,987
Amgen, Inc., 2.3000%, 2/25/31 124,000 123,346
Amgen, Inc., 2.7700%, 9/1/53 182,000 171,752
Anthem, Inc., 1.5000%, 3/15/26 99,000 99,033
Anthem, Inc., 2.5500%, 3/15/31 170,000 173,582
Anthem, Inc., 3.6000%, 3/15/51 112,000 124,881
Boston Scientific Corp., 1.9000%, 6/1/25 123,000 125,352
Boston Scientific Corp., 2.6500%, 6/1/30 169,000 173,286
Bristol-Myers Squibb Co., 4.5500%, 2/20/48 286,000 374,396
Centene Corp., 2.6250%, 8/1/31 187,000 183,956
Cigna Corp., 3.0000%, 7/15/23 98,000 101,306
Cigna Corp., 2.3750%, 3/15/31 173,000 173,387
Cigna Corp., 3.4000%, 3/15/50 356,000 375,520
Coca-Cola Co. (The), 2.9000%, 5/25/27 161,000 172,704
Coca-Cola Co. (The), 2.8750%, 5/5/41 241,000 249,820
Coca-Cola Femsa SAB de CV, 1.8500%, 9/1/32 261,000 246,162

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
CVS Health Corp., 3.3750%, 8/12/24 $ 188,000 $ 198,937
CVS Health Corp., 3.7500%, 4/1/30 247,000 272,153
CVS Health Corp., 4.1250%, 4/1/40 369,000 423,301
Darling Ingredients, Inc., 5.2500%, 4/15/27 (144A) 182,000 188,598
General Mills, Inc., 2.2500%, 10/14/31 248,000 246,343
Grifols Escrow Issuer SA, 4.7500%, 10/15/28 (144A) 302,000 306,530
GXO Logistics, Inc., 1.6500%, 7/15/26 (144A) 201,000 197,478
GXO Logistics, Inc., 2.6500%, 7/15/31 (144A) 248,000 245,210
HCA, Inc., 5.2500%, 6/15/26 110,000 124,737
HCA, Inc., 4.1250%, 6/15/29 115,000 127,372
HCA, Inc., 3.5000%, 9/1/30 209,000 219,795
HCA, Inc., 5.2500%, 6/15/49 386,000 500,511
Humana, Inc., 3.1500%, 12/1/22 123,000 125,636
Humana, Inc., 3.1250%, 8/15/29 117,000 123,788
Humana, Inc., 3.9500%, 8/15/49 106,000 123,513
Illumina, Inc., 0.5500%, 3/23/23 126,000 125,624
Illumina, Inc., 2.5500%, 3/23/31 197,000 197,235
JBS Finance Luxembourg Sarl , 3.6250%, 1/15/32 (144A) 241,000 237,949
Laboratory Corp. of America Holdings, 2.7000%, 6/1/31 243,000 247,376
Medtronic Global Holdings SCA, 3.3500%, 4/1/27 160,000 173,059
Medtronic, Inc., 4.0000%, 4/1/43 146,000 170,145
Mozart Debt Merger Sub, Inc., 3.8750%, 4/1/29 (144A) 355,000 353,225
Novartis Capital Corp., 2.4000%, 9/21/22 123,000 125,294
Novartis Capital Corp., 2.2000%, 8/14/30 169,000 172,538
Novartis Capital Corp., 2.7500%, 8/14/50 169,000 173,008
PayPal Holdings, Inc., 2.2000%, 9/26/22 123,000 125,007
PayPal Holdings, Inc., 2.6500%, 10/1/26 236,000 248,959
PayPal Holdings, Inc., 3.2500%, 6/1/50 113,000 122,646
Pfizer, Inc., 3.6000%, 9/15/28 112,000 125,342
Pfizer, Inc., 4.2000%, 9/15/48 159,000 201,798
Pilgrim's Pride Corp., 4.2500%, 4/15/31 (144A) 303,000 319,665
Royalty Pharma plc, 2.1500%, 9/2/31 541,000 514,437
Royalty Pharma plc, 3.5500%, 9/2/50 424,000 421,370
Sysco Corp., 2.4000%, 2/15/30 374,000 378,675
Sysco Corp., 6.6000%, 4/1/40 187,000 275,785
Verisk Analytics, Inc., 3.6250%, 5/15/50 300,000 328,672
12,105,247
Energy - 2.6%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 299,000 320,805
DT Midstream, Inc., 4.3750%, 6/15/31 (144A) 262,000 265,448
Enbridge, Inc., 2.5000%, 8/1/33 376,000 372,361
Sabine Pass Liquefaction LLC, 5.6250%, 3/1/25 154,000 172,917
Sabine Pass Liquefaction LLC, 4.5000%, 5/15/30 153,000 174,339
1,305,870
Financial - 31.4%
AerCap Ireland Capital DAC, 1.7500%, 1/30/26 507,000 498,819
AerCap Ireland Capital DAC, 3.3000%, 1/30/32 245,000 249,351
Air Lease Corp., 3.1250%, 12/1/30 490,000 500,469
Alexandria Real Estate Equities, Inc., 3.8000%, 4/15/26 228,000 249,473
Alexandria Real Estate Equities, Inc., 2.0000%, 5/18/32 205,000 197,457
American Express Credit Corp., 3.3000%, 5/3/27 227,000 247,366
American Homes 4 Rent LP, 3.3750%, 7/15/51 245,000 252,056
American Tower Corp., 2.4000%, 3/15/25 98,000 100,969

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
October 31, 2021
8 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
American Tower Corp., 1.8750%, 10/15/30 $ 129,000 $ 122,741
American Tower Corp., 3.1000%, 6/15/50 329,000 326,445
Bank of America Corp., ICE LIBOR USD 3 Month + 3.1350%, 5.2000%, 6/1/23
‡,μ
263,000 269,904
Bank of America Corp., SOFR + 0.9600%, 1.7340%, 7/22/27
‡
2,000 1,987
Bank of America Corp., SOFR + 1.2200%, 2.2990%, 7/21/32
‡
377,000 368,821
Bank of America Corp., SOFR + 1.2100%, 2.5720%, 10/20/32
‡
245,000 245,496
BlackRock, Inc., 3.2000%, 3/15/27 344,000 373,037
Boston Properties LP, 4.5000%, 12/1/28 108,000 123,375
Boston Properties LP, 2.5500%, 4/1/32 248,000 246,957
Charles Schwab Corp. (The), 3.2000%, 3/2/27 114,000 122,846
Charles Schwab Corp. (The), US Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.0790%, 4.0000%, 12/1/30
‡,μ
241,000 244,615
Citigroup, Inc., ICE LIBOR USD 3 Month + 3.4230%, 6.3000%, 5/15/24
‡,μ
199,000 211,895
Citigroup, Inc., 3.4000%, 5/1/26 1,000 1,076
Citigroup, Inc., SOFR + 2.1070%, 2.5720%, 6/3/31
‡
245,000 247,021
Citigroup, Inc., ICE LIBOR USD 3 Month + 1.1680%, 3.8780%, 1/24/39
‡
108,000 123,376
CME Group, Inc., 3.7500%, 6/15/28 331,000 370,419
Cooperatieve Rabobank UA, 3.7500%, 7/21/26 541,000 588,203
Crown Castle International Corp., 2.5000%, 7/15/31 174,000 172,504
Crown Castle International Corp., 2.9000%, 4/1/41 154,000 148,717
Crown Castle International Corp., 4.1500%, 7/1/50 216,000 249,756
Digital Realty Trust LP, 4.7500%, 10/1/25 157,000 175,534
Digital Realty Trust LP, 4.4500%, 7/15/28 153,000 174,026
Equinix , Inc., 1.5500%, 3/15/28 128,000 124,071
Equinix , Inc., 2.5000%, 5/15/31 247,000 247,022
Equinix , Inc., 3.4000%, 2/15/52 168,000 175,004
Healthpeak Properties, Inc., 1.3500%, 2/1/27 329,000 322,467
Healthpeak Properties, Inc., 2.8750%, 1/15/31 119,000 123,449
JPMorgan Chase & Co., SOFR + 3.1250%, 4.6000%, 2/1/25
‡,μ
502,000 513,479
JPMorgan Chase & Co., SOFR + 2.5150%, 2.9560%, 5/13/31
‡
376,000 388,161
Lloyds Banking Group plc, 4.6500%, 3/24/26 543,000 603,333
Mastercard , Inc., 3.3750%, 4/1/24 118,000 125,234
Mastercard , Inc., 3.5000%, 2/26/28 112,000 123,889
Morgan Stanley, 3.9500%, 4/23/27 270,000 296,363
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36
‡
641,000 622,792
MPT Operating Partnership LP, 3.5000%, 3/15/31 88,000 88,669
Nasdaq, Inc., 1.6500%, 1/15/31 265,000 247,650
National Australia Bank Ltd., 2.9900%, 5/21/31 (144A) 617,000 619,905
NatWest Group plc, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.3500%, 3.0320%, 11/28/35
‡
504,000 501,499
PNC Financial Services Group, Inc. (The), 2.6000%, 7/23/26 165,000 173,347
PNC Financial Services Group, Inc. (The), 2.5500%, 1/22/30 121,000 124,957
Raymond James Financial, Inc., 3.7500%, 4/1/51 222,000 253,190
Rexford Industrial Realty LP, 2.1500%, 9/1/31 381,000 364,555
Rocket Mortgage LLC, 4.0000%, 10/15/33 (144A) 527,000 519,048
Sun Communities Operating LP, 2.7000%, 7/15/31 320,000 321,042
SVB Financial Group, 1.8000%, 2/2/31 260,000 248,186
SVB Financial Group, US Treasury Yield Curve Rate T Note Constant Maturity 10
Year + 3.0640%, 4.1000%, 2/15/31
‡,μ
196,000 192,147
Truist Bank, 2.2500%, 3/11/30 470,000 469,942
US Bancorp, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
0.9500%, 2.4910%, 11/3/36
‡
246,000 244,883
Visa, Inc., 2.0000%, 8/15/50 113,000 101,038

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
WP Carey, Inc., 2.4500%, 2/1/32 $ 246,000 $ 243,129
15,583,162
Industrial - 11.8%
Allegion plc, 3.5000%, 10/1/29 231,000 248,741
Arcosa , Inc., 4.3750%, 4/15/29 (144A) 174,000 177,600
Ball Corp., 3.1250%, 9/15/31 274,000 266,465
FedEx Corp., 3.2500%, 4/1/26 162,000 174,462
FedEx Corp., 2.4000%, 5/15/31 99,000 99,187
FedEx Corp., 3.2500%, 5/15/41 241,000 245,845
Johnson Controls International plc, 1.7500%, 9/15/30 386,000 370,555
Norfolk Southern Corp., 3.1500%, 6/1/27 116,000 124,252
Norfolk Southern Corp., 2.3000%, 5/15/31 330,000 332,716
Norfolk Southern Corp., 4.1500%, 2/28/48 188,000 226,835
Otis Worldwide Corp., 2.0560%, 4/5/25 244,000 249,922
Otis Worldwide Corp., 2.5650%, 2/15/30 120,000 122,386
Otis Worldwide Corp., 3.3620%, 2/15/50 138,000 147,700
Owens Corning, 3.9500%, 8/15/29 333,000 371,448
Owens Corning, 4.3000%, 7/15/47 192,000 226,104
Trane Technologies Luxembourg Finance SA, 3.5500%, 11/1/24 305,000 325,485
Trimble, Inc., 4.9000%, 6/15/28 321,000 367,968
Waste Management, Inc., 2.4000%, 5/15/23 367,000 376,185
Waste Management, Inc., 2.5000%, 11/15/50 264,000 250,381
Westinghouse Air Brake Technologies Corp., 3.4500%, 11/15/26 236,000 250,619
Xylem, Inc., 1.9500%, 1/30/28 221,000 220,896
Xylem, Inc., 2.2500%, 1/30/31 426,000 425,786
Xylem, Inc., 4.3750%, 11/1/46 182,000 222,586
5,824,124
Technology - 11.7%
Adobe, Inc., 3.2500%, 2/1/25 233,000 248,026
Apple, Inc., 3.0000%, 11/13/27 187,000 201,087
Apple, Inc., 2.7000%, 8/5/51 304,000 302,896
Apple, Inc., 2.8500%, 8/5/61 271,000 269,870
Autodesk, Inc., 3.5000%, 6/15/27 229,000 248,529
Autodesk, Inc., 2.8500%, 1/15/30 119,000 123,410
Broadcom Corp., 3.8750%, 1/15/27 114,000 123,580
Broadcom, Inc., 3.4690%, 4/15/34 (144A) 359,000 370,373
Broadcom, Inc., 3.7500%, 2/15/51 (144A) 391,000 404,089
Marvell Technology, Inc., 2.9500%, 4/15/31 487,000 496,926
Micron Technology, Inc., 4.1850%, 2/15/27 178,000 196,220
Micron Technology, Inc., 5.3270%, 2/6/29 166,000 195,805
Micron Technology, Inc., 2.7030%, 4/15/32 124,000 123,788
Microsoft Corp., 2.0000%, 8/8/23 243,000 248,963
MSCI, Inc., 3.2500%, 8/15/33 (144A) 92,000 92,356
NVIDIA Corp., 0.5840%, 6/14/24 126,000 125,421
NVIDIA Corp., 1.5500%, 6/15/28 251,000 247,883
NXP BV, 2.7000%, 5/1/25 (144A) 168,000 174,456
NXP BV, 2.5000%, 5/11/31 (144A) 383,000 380,660
salesforce.com, Inc., 2.9000%, 7/15/51 195,000 200,653
salesforce.com, Inc., 3.0500%, 7/15/61 121,000 126,301
SK Hynix, Inc., 2.3750%, 1/19/31 (144A) 382,000 367,000
VMware, Inc., 4.5000%, 5/15/25 204,000 224,805
VMware, Inc., 4.7000%, 5/15/30 106,000 124,009

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
October 31, 2021
10 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Technology - (continued)
VMware, Inc., 2.2000%, 8/15/31 $ 177,000 $ 172,246
5,789,352
Utilities - 4.6%
AES Corp. (The), 1.3750%, 1/15/26 126,000 123,258
AES Corp. (The), 2.4500%, 1/15/31 149,000 145,844
American Water Capital Corp., 3.8500%, 3/1/24 118,000 125,219
American Water Capital Corp., 2.3000%, 6/1/31 99,000 99,396
American Water Capital Corp., 3.2500%, 6/1/51 164,000 173,200
Dominion Energy, Inc., 2.2500%, 8/15/31 374,000 368,732
Duquesne Light Holdings, Inc., 2.7750%, 1/7/32 (144A) 616,000 612,324
Florida Power & Light Co., 3.7000%, 12/1/47 166,000 195,821
NextEra Energy Capital Holdings, Inc., 3.1500%, 4/1/24 120,000 126,113
NextEra Energy Capital Holdings, Inc., 1.9000%, 6/15/28 324,000 320,264
2,290,171
Total Corporate Bonds (cost $49,283,938) 48,496,608
Investment Companies - 1.9%
Money Market Funds - 1.9%
Federated Hermes Government Obligations Tax-Managed Fund, 0.0200%
∞
(cost
$960,157) 960,157 960,157
Total Investments (total cost $50,579,419 ) - 100.5% 49,793,197
Liabilities, net of Cash, Receivables and Other Assets - (0.5%) (231,731)
Net Assets - 100.0% $49,561,466
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 43,211,219 86.8%
Ireland 1,424,273 2.9
Netherlands 1,143,319 2.3
United Kingdom 1,104,832 2.2
Luxembourg 736,493 1.5
Australia 619,905 1.2
Canada 372,361 0.8
South Korea 367,000 0.7
Spain 306,530 0.6
France 261,103 0.5
Mexico 246,162 0.5
Total $ 49,793,197 100.0%

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2021.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended October 31, 2021.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Bought:
U.S. Treasury Long Bonds 43 12/21/21 $ 6,916,281 $ (102,174)
(102,174)
Futures Sold:
U.S. Treasury 10 Year Notes 12 12/21/21 (1,568,438) 15,158
U.S. Treasury 10 Year Ultra Bonds 73 12/21/21 (10,587,281) 193,600
U.S. Treasury Ultra Bonds 7 12/21/21 (1,374,844) (1,790)
206,968
Total $104,794
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2021
Interest Rate
Contracts
Asset Derivatives:
Futures contracts $208,758
Liability Derivatives:
Futures contracts $(103,964)
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended October 31, 2021
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Futures contracts $2,669
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Futures contracts $104,794

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
October 31, 2021
12 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Average ending Monthly Value of Derivative Instruments During the Pe riod Ended October 31, 2021
Derivative Value*
Futures contracts, purchased $6,881,344
Futures contracts, sold 12,596,258
* Futures contracts are reported as the average ending monthly notional value.

Janus Henderson Sustainable Corporate Bond ETF
Notes to Schedule of Investments and Other Information
October 31, 2021
Janus Detroit Street Trust 13
Bloomberg U.S. Corporate
Bond Index
Bloomberg U.S. Corporate Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate bond market.
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of October 31, 2021.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of October 31, 2021
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2021 is $6,665,960 which represents 13.4% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2021 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Bank Loans $ — $ 336,432 $ —
Corporate Bonds — 48,496,608 —
Investment Companies 960,157 — —
Total Assets $ 960,157 $ 48,833,040 $ —
Liabilities
Other Financial Instruments
(a)
:
Variation Margin Payable on Futures Contracts $ 1,314 $ — $ —
Total Liabilities $ 1,314 $ — $ —
(a) Other financial instruments include futures contracts. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.

Janus Henderson Sustainable Corporate Bond ETF
Statement of Assets and Liabilities
October 31, 2021
14 October 31, 2021
See Notes to Financial Statements.
Assets:
Investments, at value (cost $50,579,419) $ 49,793,197
Due from broker for futures 130,000
Receivables:
Investments sold 667,897
Interest 387,906
Total Assets 50,979,000
Liabilities:
Payable for variation margin on futures contracts 1,314
Payables: —
Due to custodian 29,186
Investments purchased 1,372,364
Management fees 14,670
Total Liabilities 1,417,534
Net Assets $ 49,561,466
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 50,129,494
Total distributable earnings (loss) (568,028)
Total Net Assets $ 49,561,466
Net Assets $ 49,561,466
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 1,000,001
Net Asset Value Per Share $ 49 .56

Janus Henderson Sustainable Corporate Bond ETF
Statement of Operations
For the period ended October 31, 2021
(1)
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Investment Income:
Interest $ 149,427
Dividends 20
Foreign tax withheld (1,782)
Total Investment Income 147,665
Expenses:
Management Fees 23,875
Total Expenses 23,875
Net Investment Income/(Loss) 123,790
Net Realized Gain/(Loss) on Investments:
Investments $ (13,059)
Futures contracts 2,669
Total Net Realized Gain/(Loss) on Investments $ (10,390)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (786,222)
Futures contracts 104,794
Total Change in Unrealized Net Appreciation/Depreciation $ (681,428)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (568,028)
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson Sustainable Corporate Bond ETF
Statement of Changes in Net Assets
16 October 31, 2021
See Notes to Financial Statements.
Period Ended
October 31, 2021
(1)
Operations:
Net investment income/(loss) $ 123,790
Net realized gain/(loss) on investments (10,390)
Change in unrealized net appreciation/depreciation (681,428)
Net Increase/(Decrease) in Net Assets Resulting from Operations (568,028)
Capital Share Transactions 50,129,494
Net Increase/(Decrease) in Net Assets 49,561,466
Net Assets: —
Beginning of Period   —
End of Period $ 49,561,466
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson Sustainable Corporate Bond ETF
Financial Highlights
Janus Detroit Street Trust 17
See Notes to Financial Statements.
For a share outstanding during period ended October 31 2021
(1)
Net Asset Value, Beginning of Period $50.00
Income/(Loss) from Investment Operations: —
Net investment income/(loss)
(2)
0.13
Net realized and unrealized gain/(loss) (0.57)
Total from Investment Operations (0.44)
Less Dividends and Distributions: —
Total Dividends and Distributions —
Net Asset Value, End of Period $49.56
Total Return
*
(0.88)%
Net assets, End of Period (in thousands) $49,561
Average Net Assets for the Period (in thousands) $47,019
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.35%
Ratio of Net Investment Income/(Loss) 1.81%
Portfolio Turnover Rate
(3)
15%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
18 October 31, 2021
1. Organization and Significant Accounting Policies
Janus Henderson Sustainable Corporate Bond ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. The financial statements include information for the period from September 8, 2021
(commencement of operations) through October 31, 2021. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks total return consisting of income and capital appreciation, while giving special consideration to certain environmental, social and governance (“ESG”) factors.  The Fund is classified as diversified, as defined in the
1940 Act.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting the Distributor, Janus Capital Management LLC (“Janus Capital”
or “Janus” or "Agent") or an affiliate of Janus Capital power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation Procedures.
Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since inception.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
20 October 31, 2021
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the period ended October 31,
2021 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by Janus Capital or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the
Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities
(if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
22 October 31, 2021
applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
3. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including Janus Capital, rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU.
Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. All of these developments may continue to significantly affect the economies of all EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries that depend on EU countries for significant amounts of trade or investment, or issues with exposure to debt issued by certain EU countries.

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
Management Risk
The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Although the Fund seeks to provide long-term positive returns, market conditions or implementation of the Fund's investment process may result in losses, and the Fund may not meet its investment objective. As such, there can be no assurance of positive "absolute" returns.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury
bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Industry and Sector Risk
Although the Fund does not concentrate its investments in specific industries or industry sectors, it emphasizes certain themes and megatrends. As a result, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same megatrend. Companies in the same industry or economic sector or that benefit from the same megatrend may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index due to its ESG focus, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Below are descriptions of the types of loans held by the Fund as of October 31,
2021.
 • Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-
traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
24 October 31, 2021
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to Environmental, Sustainability and Governance ("ESG") practices.
Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and
ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended October 31, 2021, the Fund’s contractual management fee rate (expressed as an annual rate) was
0.35% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services, Janus Capital pays JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus
Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with Janus Capital on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
Daily Net Assets Fee Rate
$0-$500 million 0.35%
Over $500 million 0.30%

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS Distributors, Inc. (the “Distributor”)
or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to
0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the
Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2021, Janus Capital owned 450,001 shares or 45.00% of the Fund.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2021 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Information on the tax components of derivatives as of October 31, 2021 is as follows:
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$167,384 $64,478 $ — $ — $ — $ — $(799,890)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$50,593,087 $12,244 $(812,134) $(799,890)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$104,794 $ — $ — $ —

Janus Henderson Sustainable Corporate Bond ETF
Notes to Financial Statements
26 October 31, 2021
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended October 31, 2021, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2021 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$ — $ — $ — $ —
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$ — $5,921 $(5,921)
Period Ended October 31, 2021
(1)
Shares Amount
Shares sold 1,000,001 $ 50,129,494
Shares repurchased — —
Net Increase/(Decrease) 1,000,001 $ 50,129,494
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$55,977,564 $6,295,366 $ — $ —

Janus Henderson Sustainable Corporate Bond ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 27
Proxy Voting Policies and Voting Record
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at
janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-
0020 (toll free).

Janus Henderson Sustainable Corporate Bond ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
28 October 31, 2021
The Trustees of Janus Detroit Street Trust (the “Trust”), including the Trustees who are not “interested persons” (the
“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), met on July 22, 2021 to consider the proposed investment management agreement (the “Investment Management
Agreement”) for each of Janus Henderson U.S. Sustainable Equity ETF (“SSPX”), Janus Henderson International
Sustainable Equity ETF (“SXUS”), Janus Henderson Net Zero Transition Resources ETF (“JZRO”), Janus Henderson
Sustainable Corporate Bond ETF (“SCRD”), and Janus Henderson Sustainable & Impact Core Bond ETF (“JIB”) (each a “New Fund,” and collectively, the “New Funds”). In the course of their consideration of each Investment Management
Agreement, the Trustees met in executive session and were advised by their independent counsel. In this regard, the
Board, including the Independent Trustees, evaluated the terms of each Investment Management Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of each Investment Management Agreement, the Board, including the Independent Trustees, reviewed the materials provided to it relating to their consideration of each Investment Management Agreement for each New Fund and other information provided by counsel and Janus Capital Management LLC, the proposed investment adviser to the New Funds (the “Adviser”), including: (i) a copy of the form of Investment Management Agreement with respect to the Adviser’s management of the assets of each New Fund; (ii) information regarding the nature, quality and extent of the services to be provided to each New Fund by the Adviser, and the fees to be charged to each New Fund therefor;
(iii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing each New Fund’s anticipated advisory fee structure and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the proposed advisory fee and expenses of each New Fund to those of other, third-party investment companies (including exchange-traded funds (“ETFs”)) considered to be comparable.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including: the nature, extent and quality of the services to be provided to each New Fund by the Adviser; the Adviser’s personnel and operations; each New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment
Management Agreement at certain asset levels of each New Fund; “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on each New Fund’s expenses; and potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the New
Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to agreements with each New Fund and the fees to be paid by each New Fund therefor, each New Fund and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees concluded that the success of each New Fund could attract other business to the Adviser or other Janus Henderson funds, and that the success of the
Adviser could enhance the Adviser’s ability to serve the New Funds.
The Board, including the Independent Trustees, considered the following in respect of each New Fund:
(a) The nature, extent and quality of services to be provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser would provide to each New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as each New Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of each New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each New Fund; the management of the day-to-day investment and reinvestment of the assets of each New Fund; determining daily baskets of securities and cash components, and negotiating custom baskets in connection with creation and redemption transactions in each New Fund’s shares; executing portfolio security trades for purchases and redemptions of each New Fund shares conducted on a cash basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to each New Fund.

Janus Henderson Sustainable Corporate Bond ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 29
The Board reviewed the Adviser’s experience, resources and strengths in managing other pooled investment vehicles, such as the other funds in the Trust as well as environmental, social and governance focused strategies and products, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each New Fund was likely to benefit from the nature, quality and extent of these services, as well as the
Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services to be rendered and fees to be paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with each New Fund; “fall-out” benefits.
The Board then compared both the services to be rendered and the proposed fees to be paid under each Investment
Management Agreement, with fees paid under contracts of other investment advisers for comparable mutual funds and ETFs as applicable. In particular, the Board compared each New Fund’s proposed management fee and projected expense ratio to other investment companies anticipated to be in each New Fund’s peer group. With respect to SSPX,
JZRO, SCRD, and JIB, the Board noted that the Adviser was recommending a unitary fee that was lower than both the median contractual management fee and median total expense ratio of each New Fund’s anticipated peer group, and that the Funds’ proposed management fee schedules would include contractual break points that could potentially reduce the unitary fee further depending on each New Fund’s asset growth. With respect to SXUS, the Board noted that the Adviser was recommending a unitary fee that was one basis point higher than the median contractual management fee and equal to the median total expense ratio of the New Fund’s anticipated peer group. The Board noted that the proposed management fee schedule for SXUS would also include contractual break points that could potentially reduce the unitary fee further depending on the New Fund’s asset growth.
The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to each New Fund, including operational costs.
After comparing each New Fund’s proposed fees with those of the funds in each New Fund’s respective anticipated peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the Adviser with respect to each New Fund was fair and reasonable.
The Board also considered that the Adviser may benefit from certain trading services and research permissibly obtained from broker-dealers with client commissions generated from trading equity securities, and may also experience reputational “fall-out” benefits based on the success of each New Fund, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as each New Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. Since each New Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board specific information concerning the extent to which economies of scale would be realized as each New Fund grows and whether the management fee level would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels; however, the Board noted that the fee schedule proposed by the Adviser for SSPX, SXUS, and JZRO each contained a breakpoint for assets above $250 million and for SCRD and
JIB each contained a breakpoint for assets above $500 million. The Board also noted the unitary fee structure, pursuant to which the Adviser pays, with certain exceptions, any excess costs incurred to operate each New Fund. The Board acknowledged the unitary fee cap effectively puts the risk of higher costs at lower asset levels on the Adviser rather than the New Funds.
(d) Investment performance of each New Fund and the Adviser.
Because each New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of each New Fund.
Conclusion.
No single factor was determinative to the decision of the Board. Based on its consideration of the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed management fee rate and projected total expense ratio of each New Fund are reasonable in relation to the services to be provided by the Adviser to each

Janus Henderson Sustainable Corporate Bond ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
30 October 31, 2021
New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The
Board also found the proposed management fee for each New Fund to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of each New Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the Investment Management Agreement for each New Fund.

Janus Henderson Sustainable Corporate Bond ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 31
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of
Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund) (since
2017), Independent Trustee,
Clough Global Opportunities
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global Equity
Fund (closed-end fund)
(since 2017), Independent
Trustee, Elevation ETF Trust
(investment company) (2016-
2018), Chairman, Elevation
ETF Trust (2016-2018), and
Independent Trustee, Global X
Funds (investment company)
(since 2018).

Janus Henderson Sustainable Corporate Bond ETF
Trustees and Officers
(unaudited)
32 October 31, 2021
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
Formerly, Principal Consultant,
SRK Consulting (U.S.), Inc.
(consulting services to global
mining, energy and water
resource industries) (2015-
2017) and Founder and
Principal, Resource Initiatives
LLC (sustainability consulting
firm) (2006-2015).
14
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
Formerly, Management Advisor,
BoxCast, Inc. (technology start-
up company) (2014-2017).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020)
and Director, State Farm Bank
(banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Head of Investment
Services, Janus Henderson
Investors (since 2017); Vice
President, Investments
Chief of Staff, Janus Capital
Management LLC (2007-
2017).
14

Janus Henderson Sustainable Corporate Bond ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 33
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Bruce L. Koepfgen
151 Detroit Street
Denver, CO 80206
DOB: 1952
President and Chief
Executive Officer
2/16-Present Executive Vice President, Head of North America
at Janus Henderson Investors (since 2017),
President and Head of North America at Janus
Capital Management LLC (since 2013 and 2017,
respectively), President at Janus Capital Group
Inc. (since 2013), President and Director at Janus
International Holding LLC (since 2019 and 2011,
respectively), President at Janus Holdings LLC
(since 2019), President and Director at Janus
Management Holdings Corporation (since 2017 and
2012, respectively), Executive Vice President and
Head of North America at Janus Distributors LLC
(since 2011 and 2019, respectively), Vice President
and Director at Intech Investment Management
LLC (since 2012), and Executive Vice President at
Perkins Investment Management LLC (since 2011).
Formerly, Executive Vice President at Janus Capital
Group Inc., Janus International Holding LLC, and
Janus Management Holdings Corporation (2011-
2019), Director at Perkins Investment Management
LLC (2011-2019), and Chief Financial Officer at
Janus Capital Group Inc. (2011-2013).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present). Formerly, Assistant Vice President
and Senior Legal Counsel of Janus Capital
Management LLC (2012-2016).

125-02-93092 12-21
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2021
Janus Henderson Sustainable & Impact Core
Bond ETF
Janus Detroit Street Trust

Janus Henderson Sustainable & Impact Core Bond ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 31
Trustees and Officers ............................ 34

Janus Henderson Sustainable & Impact Core Bond ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson Sustainable & Impact Core Bond ETF (JIB)
seeks total return consisting of income and capital appreciation, while giving special consideration to certain environmental, social and governance (“ESG”) factors.
PERFORMANCE OVERVIEW
The Janus Henderson Sustainable & Impact Core Bond ETF (JIB) launched on September 8, 2021.
From inception to October 31, 2021, the Janus Henderson Sustainable & Impact Core Bond ETF returned -0.76%.
Its benchmark, the Bloomberg U.S. Aggregate Bond Index, returned of -0.75% over the same period. Returns from inception through the end of the period were impacted by the costs of investing the portfolio’s seed funding and investor inflows into the market.
During the period, the Fund invested in derivatives, namely futures, to facilitate risk, duration and yield-curve management and in an attempt to enhance expected returns. The Fund’s exposure to derivatives aided results over the since inception period. Please see the Derivative Instruments section in the “Notes to Financial Statements” for a discussion of derivatives used by the Fund.
The Janus Henderson Sustainable & Impact Core Bond ETF actively invests in U.S. fixed income securities and aims to capitalize on sustainable opportunities. Through our forward-looking investment framework we seek to generate risk-adjusted excess returns, while still providing positive environmental and societal impact.
Nick Childs Greg Wilensky
co-portfolio manager co-portfolio manager

Janus Henderson Sustainable & Impact Core Bond ETF
(unaudited)
Fund At A Glance
October 31, 2021
2 October 31, 2021
Holdings are subject to change without notice.
Sector Allocation
– (% of Net Assets)
Mortgage-Backed Securities 36.6%^
Asset-Backed Securities 18.4%
Government 17.3%
Investment Companies 14.5%
Financial 9.8%
Collateralized Loan Obligations 6.2%
Consumer, Non-cyclical 4.8%
Technology 2.0%
Consumer, Cyclical 1.9%
Industrial 1.7%
Utilities 1.6%
Energy 0.7%
115.5%
^ Percentage includes amounts allocated to certain Forward Commitment Transactions, including “to-be announced” mortgage-backed securities. Please see the Schedule of Investments and Notes to Financial Statements for additional information.
Environmental and Social Sustainable Investments
– 82.90% of Net Assets
Environmental and Social Impact Themes*
– (% of Net Assets)
Transition to the Green Economy 21.01%
Economic & Community Development and Inclusion 5.78%
Knowledge & Technology, and Innovation 0.00%
Health & Well-Being 0.96%
Affordable Housing 10.24%
37.99%
* The Adviser seeks to identify securities that are aligned with positive environmental and social impact themes, which generally align with certain of the United Nations Sustainable Development Goals as described in the Fund's prospectus.

Janus Henderson Sustainable & Impact Core Bond ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Total annual expense ratio as stated in the prospectus: 0.39%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Performance for very short time periods may not be indicative of future performance.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended October 31, 2021
Since
Inception
*
Janus Henderson Sustainable & Impact Core Bond ETF - NAV -0.76%
Janus Henderson Sustainable & Impact Core Bond ETF - Market Price -0.78%
Bloomberg U.S. Aggregate Bond Index -0.75%
* The Fund commenced operations on September 8, 2021.

Janus Henderson Sustainable & Impact Core Bond ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2021
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(9/8/2021)
Ending Account
Value
(10/31/21)
Expenses
Paid During
Period
(9/8/2021 - 10/31/21)
*†
Beginning Account
Value
(5/1/21)
Ending Account
Value
(10/31/21)
Expenses
Paid During
Period
(5/1/21 - 10/31/21)
†
Net Annualized
Expense Ratio
(5/1/21 - 10/31/21)
$1,000.00 $992.40 $0.56 $1,000.00 $1,023.24 $1.99 0.39%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).
* Actual Expenses Paid During Period reflects only the inception period for the Fund (September 8, 2021 to October 31, 2021) and is equal to the Net
Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 53/365 (to reflect the period). Therefore, actual expenses shown are lower than would be expected for a six-month period.

Janus Henderson Sustainable & Impact Core Bond ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Sustainable & Impact Core
Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Sustainable & Impact Core Bond ETF (one of the funds constituting Janus Detroit Street Trust , referred to hereafter as the "Fund") as of October 31, 2021, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period September 8, 2021 (commencement of operations)
through October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021 , and the results of its operations, changes in its net assets and the financial highlights for the period September 8, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit . We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2021 by correspondence with the custodian and brokers ; when replies were not received from brokers, we performed other auditing procedures . We believe that our audit provides a reasonable basis for our opinion.
Denver, Colorado
December 17, 2021
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2021
6 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 18.4%
Affirm Asset Securitization Trust, 3.4600%, 10/15/24 (144A) $ 360,160 $ 363,410
Ajax Mortgage Loan Trust, 2.2500%, 6/25/60 (144A)
Ç
111,721 112,086
Ajax Mortgage Loan Trust, 2.2500%, 9/27/60 (144A)
Ç
42,111 42,222
Aligned Data Centers Issuer LLC, 1.9370%, 8/15/46 (144A) 500,000 497,636
Aqua Finance Trust, 1.5400%, 7/17/46 (144A) 349,000 346,371
DB Master Finance LLC, 4.3520%, 5/20/49 (144A) 329,280 354,548
Domino's Pizza Master Issuer LLC, 2.6620%, 4/25/51 (144A) 49,750 51,043
FREED ABS Trust, 0.6200%, 11/20/28 (144A) 500,000 499,953
FREED ABS Trust, 1.0100%, 11/20/28 (144A) 250,000 248,683
GoodLeap Sustainable Home Solutions Trust, 2.1000%, 5/20/48 (144A) 974,997 964,019
GoodLeap Sustainable Home Solutions Trust, 2.3100%, 10/20/48 (144A) 250,000 250,440
Jersey Mike's Funding, 4.4330%, 2/15/50 (144A) 125,000 131,961
JP Morgan Chase Bank NA, 0.8600%, 2/26/29 (144A) 464,259 463,611
Lakeview LLC, 1.8336%, 7/10/32
‡
84,636 84,742
Lendingpoint Asset Securitization Trust, 1.1100%, 2/15/29 (144A) 119,000 118,898
Mosaic Solar Loan Trust, 1.4400%, 6/20/52 (144A) 496,405 483,133
Mosaic Solar Loan Trust, 1.9200%, 6/20/52 (144A) 496,405 487,379
Sunnova Helios II Issuer LLC, 2.0100%, 7/20/48 (144A) 984,944 973,674
Sunrun Demeter Issuer, 2.2700%, 1/30/57 (144A) 250,000 248,723
Taco Bell Funding LLC, 1.9460%, 8/25/51 (144A) 500,000 496,078
Tesla Auto Lease Trust, 0.3600%, 9/22/25 (144A) 1,500,000 1,493,620
Upstart Securitization Trust, 0.8400%, 9/20/31 (144A) 433,000 430,980
Total Asset-Backed Securities (cost $9,204,560) 9,143,210
Collateralized Loan Obligations - 6.2%
Benefit Street Partners CLO XXII Ltd. 2020-22A B, ICE LIBOR USD 3 Month +
1.5500%, 1.6815%, 1/20/32 (144A)
‡
250,000 250,063
CBAM Ltd. 2019-11RA A2, ICE LIBOR USD 3 Month + 1.5000%, 1.6249%,
1/20/35 (144A)
‡
250,000 250,000
Cedar Funding VII CLO Ltd. 2018-7A A1, ICE LIBOR USD 3 Month + 1.0000%,
1.1315%, 1/20/31 (144A)
‡
600,000 600,759
CIFC Funding Ltd. 2014-5A DR2, ICE LIBOR USD 3 Month + 3.4000%, 3.5223%,
10/17/31 (144A)
‡
250,000 251,081
CIFC Funding Ltd. 2021-1A A1, ICE LIBOR USD 3 Month + 1.1100%, 1.2339%,
4/25/33 (144A)
‡
250,000 250,000
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A BR, ICE LIBOR USD 3
Month + 1.6000%, 1.7223%, 10/16/33 (144A)
‡
250,000 249,999
Recette CLO Ltd. 2015-1A ARR, ICE LIBOR USD 3 Month + 1.0800%, 1.2115%,
4/20/34 (144A)
‡
340,000 340,351
Regata XII Funding Ltd. 2019-1A BR, ICE LIBOR USD 3 Month + 1.6000%,
1.7237%, 10/15/32 (144A)
‡
485,000 484,998
Voya CLO Ltd. 2017-4A A2, ICE LIBOR USD 3 Month + 1.2500%, 1.3737%,
10/15/30 (144A)
‡
411,000 410,033
Total Collateralized Loan Obligations (cost $3,085,283) 3,087,284
Corporate Bonds - 22.3%
Consumer, Cyclical - 1.9%
Aptiv plc, 4.3500%, 3/15/29 83,000 93,867
General Motors Financial Co., Inc., 2.7000%, 8/20/27 198,000 202,130
Hasbro, Inc., 5.1000%, 5/15/44 202,000 246,836
Lithia Motors, Inc., 4.3750%, 1/15/31 (144A) 230,000 244,929
Marriott International, Inc., 4.0000%, 4/15/28 63,000 68,981
Marriott International, Inc., 3.5000%, 10/15/32 90,000 95,187
951,930
Consumer, Non-cyclical - 4.8%
Abbott Laboratories, 6.1500%, 11/30/37 65,000 95,392
AbbVie, Inc., 3.2000%, 11/21/29 75,000 80,147

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Coca-Cola Femsa SAB de CV, 1.8500%, 9/1/32 $ 187,000 $ 176,369
CVS Health Corp., 3.7500%, 4/1/30 85,000 93,656
GXO Logistics, Inc., 1.6500%, 7/15/26 (144A) 110,000 108,073
HCA, Inc., 5.2500%, 6/15/26 59,000 66,904
HCA, Inc., 4.1250%, 6/15/29 85,000 94,145
HCA, Inc., 3.5000%, 9/1/30 279,000 293,410
HCA, Inc., 5.2500%, 6/15/49 211,000 273,595
Humana, Inc., 3.1250%, 8/15/29 64,000 67,713
Illumina, Inc., 2.5500%, 3/23/31 108,000 108,129
Pilgrim's Pride Corp., 4.2500%, 4/15/31 (144A) 280,000 295,400
Royalty Pharma plc, 2.1500%, 9/2/31 499,000 474,499
Sysco Corp., 2.4000%, 2/15/30 175,000 177,188
2,404,620
Energy - 0.7%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 169,000 181,325
Sabine Pass Liquefaction LLC, 5.6250%, 3/1/25 84,000 94,318
Sabine Pass Liquefaction LLC, 4.5000%, 5/15/30 83,000 94,576
370,219
Financial - 9.6%
AerCap Ireland Capital DAC, 3.8750%, 1/23/28 188,000 201,394
AerCap Ireland Capital DAC, 3.3000%, 1/30/32 245,000 249,351
AerCap Ireland Capital DAC, 3.8500%, 10/29/41 245,000 253,648
Air Lease Corp., 3.1250%, 12/1/30 155,000 158,312
Alexandria Real Estate Equities, Inc., 2.0000%, 5/18/32 181,000 174,340
Bank of America Corp., ICE LIBOR USD 3 Month + 3.1350%, 5.2000%, 6/1/23
‡,μ
361,000 370,476
Bank of America Corp., SOFR + 1.2200%, 2.2990%, 7/21/32
‡
205,000 200,553
Bank of America Corp., SOFR + 1.2100%, 2.5720%, 10/20/32
‡
100,000 100,203
Boston Properties LP, 4.5000%, 12/1/28 214,000 244,466
Boston Properties LP, 2.5500%, 4/1/32 204,000 203,142
Charles Schwab Corp. (The), US Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.0790%, 4.0000%, 12/1/30
‡,μ
144,000 146,160
Citigroup, Inc., SOFR + 0.5280%, 1.2810%, 11/3/25
‡
250,000 250,274
Crown Castle International Corp., 2.5000%, 7/15/31 95,000 94,183
Digital Realty Trust LP, 4.4500%, 7/15/28 83,000 94,406
Equinix, Inc., 1.5500%, 3/15/28 153,000 148,303
Equinix, Inc., 2.5000%, 5/15/31 134,000 134,012
Healthpeak Properties, Inc., 1.3500%, 2/1/27 179,000 175,446
JPMorgan Chase & Co., SOFR + 3.1250%, 4.6000%, 2/1/25
‡,μ
120,000 122,744
JPMorgan Chase & Co., SOFR + 2.5150%, 2.9560%, 5/13/31
‡
214,000 220,922
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.8500%, 1.6270%, 5/11/27
‡
251,000 248,093
Morgan Stanley, 3.9500%, 4/23/27 184,000 201,966
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36
‡
245,000 238,040
NatWest Group plc, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.3500%, 3.0320%, 11/28/35
‡
250,000 248,760
Rexford Industrial Realty LP, 2.1500%, 9/1/31 163,000 155,965
Sun Communities Operating LP, 2.7000%, 7/15/31 118,000 118,384
4,753,543
Industrial - 1.7%
Otis Worldwide Corp., 2.5650%, 2/15/30 66,000 67,312
Owens Corning, 3.9500%, 8/15/29 181,000 201,898
Trimble, Inc., 4.9000%, 6/15/28 149,000 170,801
Xylem, Inc., 1.9500%, 1/30/28 148,000 147,931

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2021
8 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Industrial - (continued)
Xylem, Inc., 2.2500%, 1/30/31 $ 134,000 $ 133,933
Xylem, Inc., 4.3750%, 11/1/46 94,000 114,962
836,837
Technology - 2.0%
Broadcom Corp., 3.8750%, 1/15/27 91,000 98,647
Broadcom, Inc., 3.4690%, 4/15/34 (144A) 195,000 201,178
Broadcom, Inc., 3.7500%, 2/15/51 (144A) 116,000 119,883
Micron Technology, Inc., 5.3270%, 2/6/29 90,000 106,159
Micron Technology, Inc., 2.7030%, 4/15/32 124,000 123,788
NXP BV, 2.5000%, 5/11/31 (144A) 157,000 156,041
VMware, Inc., 4.7000%, 5/15/30 58,000 67,854
VMware, Inc., 2.2000%, 8/15/31 113,000 109,965
983,515
Utilities - 1.6%
AES Corp. (The), 1.3750%, 1/15/26 150,000 146,736
AES Corp. (The), 2.4500%, 1/15/31 148,000 144,865
Dominion Energy, Inc., 2.2500%, 8/15/31 159,000 156,761
Duquesne Light Holdings, Inc., 2.7750%, 1/7/32 (144A) 196,000 194,830
NextEra Energy Capital Holdings, Inc., 1.9000%, 6/15/28 149,000 147,282
790,474
Total Corporate Bonds (cost $11,261,761) 11,091,138
Mortgage-Backed Securities - 36.6%
Angel Oak Mortgage Trust , 3.8600% , 1/26/65 (144A)
‡
49,701 50,673
Angel Oak Mortgage Trust I LLC , 3.6490% , 9/25/48 (144A)
‡
12,885 12,885
Bayview Financing Trust , SOFR30A + 1.5500% , 1.6000% , 12/31/49 (144A)
‡
543,394 543,340
BX Commercial Mortgage Trust
ICE LIBOR USD 1 Month + 0.7000%, 0.7903%, 9/15/36 (144A)
‡
1,000,000 999,389
ICE LIBOR USD 1 Month + 1.6500%, 1.7403%, 9/15/36 (144A)
‡
250,000 249,164
CALI Mortgage Trust , 3.9570% , 3/10/39 (144A) 250,000 279,690
COLT Mortgage Loan Trust , 1.8530% , 3/25/65 (144A)
‡
30,878 31,034
Connecticut Avenue Securities Trust , ICE LIBOR USD 1 Month + 4.1500% ,
4.2392% , 8/25/31 (144A)
‡
500,000 511,132
FHLMC
3.5000%, 7/1/42 67,113 72,641
3.0000%, 2/1/43 1,548 1,647
3.5000%, 2/1/44 389,776 421,566
3.5000%, 1/1/47 424,734 459,713
FHLMC STACR REMIC Trust
SOFR30A + 3.0500%, 3.0987%, 1/25/34 (144A)
‡
500,000 505,001
ICE LIBOR USD 1 Month + 2.9500%, 3.0392%, 11/25/49 (144A)
‡
250,000 250,212
FHLMC Structured Agency Credit Risk Debt Notes , ICE LIBOR USD 1 Month +
0.7500% , 0.8393% , 3/25/30
‡
285,296 285,296
FHLMC UMBS
3.5000%, 3/1/43 280 302
3.5000%, 6/1/43 29,982 32,426
FNMA
ICE LIBOR USD 1 Month + 6.0000%, 6.0892%, 9/25/28
‡
311,065 324,786
3.0000%, 2/1/43 13,318 14,166
3.0000%, 2/1/43 646,404 687,156
3.0000%, 3/1/43 156,616 166,588
4.0000%, 6/1/43 71,753 79,230
4.5000%, 6/1/45 7,556 8,422
3.0000%, 7/1/45 698,549 743,031

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA - (continued)
3.0000%, 9/1/46 $ 315,120 $ 334,987
3.0000%, 1/1/47 25,624 27,413
3.5000%, 8/1/56 54,188 59,043
3.0000%, 6/1/57 126,281 134,739
3.0000%, 9/1/57 219,272 233,958
3.0000%, 5/1/58 752,692 803,105
FNMA UMBS , 3.0000% , 9/1/51 748,852 791,217
FNMA/FHLMC UMBS
1.5000%, TBA, 15 Year Maturity
(b)
196,890 198,174
2.0000%, TBA, 15 Year Maturity
(b)
374,910 384,781
2.5000%, TBA, 15 Year Maturity
(b)
308,060 320,219
1.5000%, TBA, 30 Year Maturity
(b)
94,000 90,990
2.0000%, TBA, 30 Year Maturity
(b)
2,145,590 2,145,654
2.5000%, TBA, 30 Year Maturity
(b)
1,298,110 1,333,458
3.5000%, TBA, 30 Year Maturity
(b)
386,400 408,205
4.0000%, TBA, 30 Year Maturity
(b)
114,800 122,898
GNMA
2.0000%, TBA, 30 Year Maturity
(b)
462,010 467,924
2.5000%, TBA, 30 Year Maturity
(b)
468,830 481,901
3.0000%, TBA, 30 Year Maturity
(b)
132,600 137,628
3.5000%, TBA, 30 Year Maturity
(b)
465,030 486,184
Grace Trust , 2.3470% , 12/10/40 (144A) 250,000 251,894
GS Mortgage-Backed Securities Trust , 2.3520% , 9/27/60 (144A)
‡
60,878 61,266
JP Morgan Mortgage Trust , SOFR30A + 0.9000% , 0.9500% , 3/25/51 (144A)
‡
287,089 287,965
JPMorgan Chase Commercial Mortgage Securities Corp. , ICE LIBOR USD 1 Month
+ 0.7600% , 0.8400% , 6/15/38 (144A)
‡
500,000 498,806
MKT Mortgage Trust , 2.6940% , 2/12/40 (144A) 100,000 103,399
New Residential Mortgage Loan Trust , ICE LIBOR USD 1 Month + 0.9000% ,
0.9893% , 1/25/48 (144A)
‡
178,264 178,762
PRPM LLC
2.3630%, 10/25/26 (144A)
‡
417,000 416,997
2.2370%, 10/25/51 (144A)
‡
250,000 249,993
2.4850%, 10/25/51 (144A)
‡
250,000 249,999
UWM Mortgage Trust , SOFR30A + 1.0000% , 1.0487% , 9/25/51 (144A)
‡
154,316 154,316
Total Mortgage-Backed Securities (cost $18,203,334) 18,145,365
U.S. Treasury Notes/Bonds - 17.3%
0.6250%, 4/15/23 503,200 582,764
0.1250%, 8/31/23 2,264,800 2,251,795
0.3750%, 9/15/24 3,154,000 3,121,967
0.8750%, 9/30/26 1,603,000 1,579,581
0.1250%, 1/15/31 248,400 289,507
1.2500%, 8/15/31 763,000 741,422
Total U.S. Treasury Notes/Bonds (cost $8,607,533) 8,567,036
Preferred Stock - 0.2%
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
New Residential Investment Corp. (cost $100,000) 4,000 101,000

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2021
10 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Investment Companies - 14.5%
Money Market Funds - 14.5%
Federated Hermes Government Obligations Tax-Managed Fund, 0.0200%
∞
(cost
$7,191,828) 7,191,828 $ 7,191,828
Total Investments (total cost $57,654,299 ) - 115.5% 57,326,861
Liabilities, net of Cash, Receivables and Other Assets - (15.5%) (7,710,803)
Net Assets - 100.0% $49,616,058
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 52,569,832 91.6%
Cayman Islands 3,087,284 5.4
Ireland 798,260 1.4
United Kingdom 496,853 0.9
Mexico 176,369 0.3
Netherlands 156,041 0.3
Uganda 42,222 0.1
Total $ 57,326,861 100.0%
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Bought:
U.S. Treasury 10 Year Notes 28 12/21/21 $ 3,659,688 $ (81,406)
U.S. Treasury 2 Year Notes 15 12/31/21 3,288,750 (16,069)
U.S. Treasury Ultra Bonds 25 12/21/21 4,910,156 (40,874)
(138,349)
Futures Sold:
U.S. Treasury 10 Year Ultra Bonds 8 12/21/21 (1,160,250) 24,365
U.S. Treasury 5 Year Notes 20 12/31/21 (2,435,000) 34,199
U.S. Treasury Long Bonds 2 12/21/21 (321,688) (6,752)
51,812
Total $(86,537)

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2021.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended October 31, 2021.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2021
Interest Rate
Contracts
Asset Derivatives:
Futures contracts $58,564
Liability Derivatives:
Futures contracts $(145,101)
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended October 31, 2021
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Futures contracts $(42,681)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Futures contracts $(86,537)
Average ending Monthly Value of Derivative Instruments During the Period Ended October 31, 2021
Derivative Value*
Futures contracts, purchased $11,619,457
Futures contracts, sold 4,932,941
* Futures contracts are reported as the average ending monthly notional value.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Schedule of Investments and Other Information
October 31, 2021
12 October 31, 2021
Bloomberg U.S. Aggregate
Bond Index
Bloomberg U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of October 31, 2021.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of October 31, 2021
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2021 is $19,352,003 which represents 39.0% of net assets.
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Schedule of Investments and Other Information
October 31, 2021
Janus Detroit Street Trust 13
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2021 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 9,143,210 $ —
Collateralized Loan Obligations — 3,087,284 —
Corporate Bonds — 11,091,138 —
Mortgage-Backed Securities — 18,145,365 —
U.S. Treasury Notes/Bonds — 8,567,036 —
Preferred Stock 101,000 — —
Investment Companies 7,191,828 — —
Total Investments in Securities $ 7,292,828 $ 50,034,033 $ —
Other Financial Instruments
(a)
:
Variation Margin Receivable on Futures Contracts $ 15,148 $ — $ —
Total Assets $ 7,307,976 $ 50,034,033 $ —
(a) Other financial instruments include futures contracts. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.

Janus Henderson Sustainable & Impact Core Bond ETF
Statement of Assets and Liabilities
October 31, 2021
14 October 31, 2021
See Notes to Financial Statements.
Assets:
Investments, at value (cost $57,654,299) $ 57,326,861
Cash 2,500
Due from broker for futures 190,000
Receivable for variation margin on futures contracts 15,148
Receivables:
Investments sold 1,417,640
TBA investments sold 343,773
Dividends 1,128
Interest 126,378
Total Assets 59,423,428
Liabilities:
Payables: —
Due to custodian 858,866
Investments purchased 2,333,754
TBA investments purchased 6,598,327
Management fees 16,406
Interest 17
Total Liabilities 9,807,370
Net Assets $ 49,616,058
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 50,035,856
Total distributable earnings (loss) (419,798)
Total Net Assets $ 49,616,058
Net Assets $ 49,616,058
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 1,000,001
Net Asset Value Per Share $ 49 .62

Janus Henderson Sustainable & Impact Core Bond ETF
Statement of Operations
For the period ended October 31, 2021
(1)
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Investment Income:
Interest $ 96,032
Dividends 1,335
Total Investment Income 97,367
Expenses:
Management Fees 27,399
Total Expenses 27,399
Net Investment Income/(Loss) 69,968
Net Realized Gain/(Loss) on Investments:
Investments $ (717)
TBA sales commitments (32,393)
Futures contracts (42,681)
Total Net Realized Gain/(Loss) on Investments $ (75,791)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (327,438)
Futures contracts (86,537)
Total Change in Unrealized Net Appreciation/Depreciation $ (413,975)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (419,798)
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson Sustainable & Impact Core Bond ETF
Statement of Changes in Net Assets
16 October 31, 2021
See Notes to Financial Statements.
Period Ended
October 31, 2021
(1)
Operations:
Net investment income/(loss) $ 69,968
Net realized gain/(loss) on investments (75,791)
Change in unrealized net appreciation/depreciation (413,975)
Net Increase/(Decrease) in Net Assets Resulting from Operations (419,798)
Capital Share Transactions 50,035,856
Net Increase/(Decrease) in Net Assets 49,616,058
Net Assets: —
Beginning of Period   —
End of Period $ 49,616,058
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson Sustainable & Impact Core Bond ETF
Financial Highlights
Janus Detroit Street Trust 17
See Notes to Financial Statements.
For a share outstanding during period ended October 31 2021
(1)
Net Asset Value, Beginning of Period $50.00
Income/(Loss) from Investment Operations: —
Net investment income/(loss)
(2)
0.07
Net realized and unrealized gain/(loss) (0.45)
Total from Investment Operations (0.38)
Less Dividends and Distributions: —
Total Dividends and Distributions —
Net Asset Value, End of Period $49.62
Total Return
*
(0.76)%
Net assets, End of Period (in thousands) $49,616
Average Net Assets for the Period (in thousands) $48,400
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.39%
Ratio of Net Investment Income/(Loss) 1.00%
Portfolio Turnover Rate
(3)(4)
61%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(4) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
18 October 31, 2021
1. Organization and Significant Accounting Policies
Janus Henderson Sustainable and Impact Core Bond ETF (the “Fund”) is a series fund. The Fund is part of Janus
Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. The financial statements include information for the period from
September 8, 2021 (commencement of operations) through October 31, 2021. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks total return consisting of income and capital appreciation, while giving special consideration to certain environmental, social and governance (“ESG”) factors.  The Fund is classified as diversified, as defined in the 1940 Act.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting the Distributor, Janus Capital Management LLC (“Janus Capital”
or “Janus” or "Agent") or an affiliate of Janus Capital power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation Procedures.
Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since inception.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
20 October 31, 2021
and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures contracts, options, and swaps. Each derivative instrument that was held by the Fund during the period ended October 31,
2021 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by Janus Capital or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
Counterparty Risk - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts on commodities are valued at the settlement price on valuation date on the commodities exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the
Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities
(if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
22 October 31, 2021
applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
3. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including Janus Capital, rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. All of these developments may continue to significantly affect the economies of all
EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries that depend on EU countries for significant amounts of trade or investment, or issues with exposure to debt issued by certain EU countries.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
Management Risk
The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Although the Fund seeks to provide long-term positive returns, market conditions or implementation of the Fund's investment process may result in losses, and the Fund may not meet its investment objective. As such, there can be no assurance of positive "absolute" returns.
CLO Risk
The risks of investing in CLOs include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in AAA-rated tranches; however, this rating does not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the London InterBank Offered Rate (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), or the Treasury
bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Industry and Sector Risk
Although the Fund does not concentrate its investments in specific industries or industry sectors, it emphasizes certain themes and megatrends. As a result, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same megatrend. Companies in the same industry or economic sector or that benefit from the same megatrend may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index due to its ESG focus, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.
LIBOR Replacement Risk
The Fund may invest in certain debt securities, derivatives, or other financial instruments that utilize the London Inter-
Bank Offered Rate ("LIBOR") as a reference rate for various rate calculations. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit rates for many LIBOR settings after December
31, 2021, and for certain other commonly used U.S. dollar LIBOR settings after June 30, 2023. The elimination of LIBOR or other reference rates and the transition process away from LIBOR could adversely impact (i) volatility and liquidity in markets that are tied to those reference rates, (ii) the market for, or value of, specific securities or payments linked to those reference rates, (iii) the availability or terms of borrowing or refinancing, or (iv) the effectiveness of hedging strategies.
For these and other reasons, the elimination of LIBOR or changes to other interest rates may adversely affect the Fund's performance and/or net asset value. Alternatives to LIBOR are established or in development in most major currencies including the Secured Overnight Financing Rate ("SOFR") that is intended to replace the U.S. dollar LIBOR.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
24 October 31, 2021
The effect of the discontinuation of LIBOR or other reference rates on the Fund will vary depending on, among other things (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments.
Accordingly, it is difficult to predict the full impact of the transition away from LIBOR or other reference rates on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the
Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries.
A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans.
REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded
OTC.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to Environmental, Sustainability and Governance ("ESG") practices.
Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and
ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.
TBA Commitments
The Fund enters into “to be announced” or “TBA” commitments to purchase mortgage-backed securities. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms.
Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because
TBA commitments do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. To facilitate TBA commitments, the Fund is required to segregate or otherwise earmark liquid assets marked to market daily in an amount at least equal to such TBA commitments. Rules of the Financial Industry Regulatory Authority (“FINRA”) which went into effect in October 2021, include mandatory margin requirements for TBA commitments which, in some circumstances, will require the Fund to also post collateral. These collateral requirements may increase costs associated with the Fund’s participation in the TBA market.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
26 October 31, 2021
purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended October 31, 2021, the Fund’s contractual management fee rate (expressed as an annual rate) was
0.39% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services, Janus Capital pays JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus
Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with Janus Capital on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS Distributors, Inc. (the “Distributor”)
or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to
0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the
Daily Net Assets Fee Rate
$0-$500 million 0.39%
Over $500 million 0.35%

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2021, Janus Capital owned 250,001 shares or 25.00% of the Fund.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended October 31, 2021, the Fund engaged in cross trades amounting to $8,382,404 in purchases and $327,059 in sales, resulting in a net realized loss of $(620). The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2021, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2021 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$77,035 $ — $(158,947) $ — $ — $ — $(337,886)
Capital Loss Carryover Schedule
For the year ended October 31, 2021
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(81,416) $(77,531) $(158,947)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$57,664,747 $24,568 $(362,454) $(337,886)

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
28 October 31, 2021
Information on the tax components of derivatives as of October 31, 2021 is as follows:
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended October 31, 2021, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, TBAs and in-kind transactions) was as follows:
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of
Reference Rate Reform on Financial Reporting ("ASU 2020-04") in March 2020. The new guidance in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR or other interbank-offered based reference rates as of the end of 2021. For new and existing
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$(86,537) $ — $ — $ —
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$ — $ — $ — $ —
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$ — $7,067 $(7,067)
Period Ended October 31, 2021
(1)
Shares Amount
Shares sold 1,000,001 $ 50,035,856
Shares repurchased — —
Net Increase/(Decrease) 1,000,001 $ 50,035,856
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$45,484,706 $9,308,596 $23,814,720 $16,110,589

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
contracts, Funds may elect to apply the guidance as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU's adoption to the Fund's financial statements.
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2021 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Janus Henderson Sustainable & Impact Core Bond ETF
Additional Information
(unaudited)
30 October 31, 2021
Proxy Voting Policies and Voting Record
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at
janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-
0020 (toll free).

Janus Henderson Sustainable & Impact Core Bond ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 31
The Trustees of Janus Detroit Street Trust (the “Trust”), including the Trustees who are not “interested persons” (the
“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), met on July 22, 2021 to consider the proposed investment management agreement (the “Investment Management
Agreement”) for each of Janus Henderson U.S. Sustainable Equity ETF (“SSPX”), Janus Henderson International
Sustainable Equity ETF (“SXUS”), Janus Henderson Net Zero Transition Resources ETF (“JZRO”), Janus Henderson
Sustainable Corporate Bond ETF (“SCRD”), and Janus Henderson Sustainable & Impact Core Bond ETF (“JIB”) (each a “New Fund,” and collectively, the “New Funds”). In the course of their consideration of each Investment Management
Agreement, the Trustees met in executive session and were advised by their independent counsel. In this regard, the
Board, including the Independent Trustees, evaluated the terms of each Investment Management Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of each Investment Management Agreement, the Board, including the Independent Trustees, reviewed the materials provided to it relating to their consideration of each Investment Management Agreement for each New Fund and other information provided by counsel and Janus Capital Management LLC, the proposed investment adviser to the New Funds (the “Adviser”), including: (i) a copy of the form of Investment Management Agreement with respect to the Adviser’s management of the assets of each New Fund; (ii) information regarding the nature, quality and extent of the services to be provided to each New Fund by the Adviser, and the fees to be charged to each New Fund therefor;
(iii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing each New Fund’s anticipated advisory fee structure and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the proposed advisory fee and expenses of each New Fund to those of other, third-party investment companies (including exchange-traded funds (“ETFs”)) considered to be comparable.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including: the nature, extent and quality of the services to be provided to each New Fund by the Adviser; the Adviser’s personnel and operations; each New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment
Management Agreement at certain asset levels of each New Fund; “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on each New Fund’s expenses; and potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the New
Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to agreements with each New Fund and the fees to be paid by each New Fund therefor, each New Fund and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees concluded that the success of each New Fund could attract other business to the Adviser or other Janus Henderson funds, and that the success of the
Adviser could enhance the Adviser’s ability to serve the New Funds.
The Board, including the Independent Trustees, considered the following in respect of each New Fund:
(a) The nature, extent and quality of services to be provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser would provide to each New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as each New Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of each New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each New Fund; the management of the day-to-day investment and reinvestment of the assets of each New Fund; determining daily baskets of securities and cash components, and negotiating custom baskets in connection with creation and redemption transactions in each New Fund’s shares; executing portfolio security trades for purchases and redemptions of each New Fund shares conducted on a cash basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to each New Fund.

Janus Henderson Sustainable & Impact Core Bond ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
32 October 31, 2021
The Board reviewed the Adviser’s experience, resources and strengths in managing other pooled investment vehicles, such as the other funds in the Trust as well as environmental, social and governance focused strategies and products, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each New Fund was likely to benefit from the nature, quality and extent of these services, as well as the
Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services to be rendered and fees to be paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with each New Fund; “fall-out” benefits.
The Board then compared both the services to be rendered and the proposed fees to be paid under each Investment
Management Agreement, with fees paid under contracts of other investment advisers for comparable mutual funds and ETFs as applicable. In particular, the Board compared each New Fund’s proposed management fee and projected expense ratio to other investment companies anticipated to be in each New Fund’s peer group. With respect to SSPX,
JZRO, SCRD, and JIB, the Board noted that the Adviser was recommending a unitary fee that was lower than both the median contractual management fee and median total expense ratio of each New Fund’s anticipated peer group, and that the Funds’ proposed management fee schedules would include contractual break points that could potentially reduce the unitary fee further depending on each New Fund’s asset growth. With respect to SXUS, the Board noted that the Adviser was recommending a unitary fee that was one basis point higher than the median contractual management fee and equal to the median total expense ratio of the New Fund’s anticipated peer group. The Board noted that the proposed management fee schedule for SXUS would also include contractual break points that could potentially reduce the unitary fee further depending on the New Fund’s asset growth.
The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to each New Fund, including operational costs.
After comparing each New Fund’s proposed fees with those of the funds in each New Fund’s respective anticipated peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the Adviser with respect to each New Fund was fair and reasonable.
The Board also considered that the Adviser may benefit from certain trading services and research permissibly obtained from broker-dealers with client commissions generated from trading equity securities, and may also experience reputational “fall-out” benefits based on the success of each New Fund, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as each New Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. Since each New Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board specific information concerning the extent to which economies of scale would be realized as each New Fund grows and whether the management fee level would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels; however, the Board noted that the fee schedule proposed by the Adviser for SSPX, SXUS, and JZRO each contained a breakpoint for assets above $250 million and for SCRD and
JIB each contained a breakpoint for assets above $500 million. The Board also noted the unitary fee structure, pursuant to which the Adviser pays, with certain exceptions, any excess costs incurred to operate each New Fund. The Board acknowledged the unitary fee cap effectively puts the risk of higher costs at lower asset levels on the Adviser rather than the New Funds.
(d) Investment performance of each New Fund and the Adviser.
Because each New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of each New Fund.
Conclusion.
No single factor was determinative to the decision of the Board. Based on its consideration of the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed management fee rate and projected total expense ratio of each New Fund are reasonable in relation to the services to be provided by the Adviser to each

Janus Henderson Sustainable & Impact Core Bond ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 33
New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The
Board also found the proposed management fee for each New Fund to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of each New Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the Investment Management Agreement for each New Fund.

Janus Henderson Sustainable & Impact Core Bond ETF
Trustees and Officers
(unaudited)
34 October 31, 2021
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of
Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund) (since
2017), Independent Trustee,
Clough Global Opportunities
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global Equity
Fund (closed-end fund)
(since 2017), Independent
Trustee, Elevation ETF Trust
(investment company) (2016-
2018), Chairman, Elevation
ETF Trust (2016-2018), and
Independent Trustee, Global X
Funds (investment company)
(since 2018).

Janus Henderson Sustainable & Impact Core Bond ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 35
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
Formerly, Principal Consultant,
SRK Consulting (U.S.), Inc.
(consulting services to global
mining, energy and water
resource industries) (2015-
2017) and Founder and
Principal, Resource Initiatives
LLC (sustainability consulting
firm) (2006-2015).
14
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
Formerly, Management Advisor,
BoxCast, Inc. (technology start-
up company) (2014-2017).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020)
and Director, State Farm Bank
(banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Head of Investment
Services, Janus Henderson
Investors (since 2017); Vice
President, Investments
Chief of Staff, Janus Capital
Management LLC (2007-
2017).
14

Janus Henderson Sustainable & Impact Core Bond ETF
Trustees and Officers
(unaudited)
36 October 31, 2021
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Bruce L. Koepfgen
151 Detroit Street
Denver, CO 80206
DOB: 1952
President and Chief
Executive Officer
2/16-Present Executive Vice President, Head of North America
at Janus Henderson Investors (since 2017),
President and Head of North America at Janus
Capital Management LLC (since 2013 and 2017,
respectively), President at Janus Capital Group
Inc. (since 2013), President and Director at Janus
International Holding LLC (since 2019 and 2011,
respectively), President at Janus Holdings LLC
(since 2019), President and Director at Janus
Management Holdings Corporation (since 2017 and
2012, respectively), Executive Vice President and
Head of North America at Janus Distributors LLC
(since 2011 and 2019, respectively), Vice President
and Director at Intech Investment Management
LLC (since 2012), and Executive Vice President at
Perkins Investment Management LLC (since 2011).
Formerly, Executive Vice President at Janus Capital
Group Inc., Janus International Holding LLC, and
Janus Management Holdings Corporation (2011-
2019), Director at Perkins Investment Management
LLC (2011-2019), and Chief Financial Officer at
Janus Capital Group Inc. (2011-2013).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present). Formerly, Assistant Vice President
and Senior Legal Counsel of Janus Capital
Management LLC (2012-2016).

Janus Henderson Sustainable & Impact Core Bond ETF
Notes
Janus Detroit Street Trust 37

125-02-93091 12-21
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL REPORT
October 31, 2021
Janus Henderson U.S. Sustainable Equity ETF
Janus Detroit Street Trust

Janus Henderson U.S. Sustainable Equity ETF

Board Considerations Regarding Approval of Investment Advisory
Agreements ................................... 21
Trustees and Officers ............................ 24

Janus Henderson U.S. Sustainable Equity ETF
(unaudited)
Janus Detroit Street Trust 1
INVESTMENT OBJECTIVE
Janus Henderson U.S. Sustainable Equity ETF (SSPX) seeks
long-term growth of capital.
PERFORMANCE OVERVIEW
The Janus Henderson U.S. Sustainable Equity ETF (SSPX) launched on September 8, 2021.
From inception to October 31, 2021, the Janus Henderson U.S. Sustainable Equity ETF returned 1.52% (based on
NAV). Its benchmark, the S&P 500® Index, returned 2.19%.
Returns from inception through the end of the period were negatively impacted by stock selection in the health care sector. Lack of exposure to the energy market, which saw strong gains over the period, also weighed on results. In the since inception period, we have observed continued rotation into the more economically sensitive and cyclical areas of the equity market, which tend to be areas that the Fund is not invested in given our sustainability focus and avoidance criteria. Losses were partially offset by underweight exposure to communication services and strong stock selection in consumer discretionary stocks.
The Janus Henderson U.S. Sustainable Equity ETF is a high-conviction, low-carbon oriented portfolio of U.S.
companies selected for their sustainable characteristics, compounding growth potential and positive impact on the environment and society. The portfolio managers believe there is a strong link between sustainable development, innovation and long-term compounding growth. Our investment framework seeks to invest in U.S. companies that have a positive impact on the environment and society, while at the same time helping us stay on the right side of disruption. We believe this approach will provide clients with a persistent return source, deliver future compound growth and help mitigate downside risk.
Hamish
Chamberlayne
Aaron Scully
co-portfolio manager co-portfolio manager

Janus Henderson U.S. Sustainable Equity ETF
(unaudited)
Fund At A Glance
October 31, 2021
2 October 31, 2021
Holdings are subject to change without notice.
5 Largest Equity Holdings
– (% of Net Assets)
Microsoft Corp.
Software 6.7%
NVIDIA Corp.
Semiconductors & Semiconductor Equipment 4.3%
Autodesk, Inc.
Software 4.1%
Humana, Inc.
Health Care Providers & Services 3.9%
Adobe, Inc.
Software 3.5%
22.5%
Sector Allocation
– (% of Net Assets)
Technology 34.5%
Consumer, Non-cyclical 20.4%
Financial 16.5%
Industrial 12.6%
Consumer, Cyclical 7.9%
Communications 3.7%
Utilities 3.1%
Investment Companies 0.4%
99.1%

Janus Henderson U.S. Sustainable Equity ETF
(unaudited)
Performance
Janus Detroit Street Trust 3
Total annual expense ratio as stated in the prospectus (estimated): 0.55%. See Financial Highlights for actual expense ratios during the reporting period.
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call
800.668.0434 or visit janushenderson.com/performance.
Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 p.m. Eastern time (when NAV is normally determined for most ETFs), and do not represent the returns you would receive if you traded shares at other times. Ordinary brokerage commissions apply and will reduce returns.
Performance for very short time periods may not be indicative of future performance.
Investing involves risk, including the possible loss of principal and fluctuation of value.
There is no assurance the stated objective(s) will be met.
Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), non-diversification, Environmental, Social and Governance (ESG) factors, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.
Returns include reinvestment of dividends and capital gains. Returns greater than one year are annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
See Notes to Schedule of Investments and Other Information for index definitions.
Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged and not available for direct investment.
Average Annual Total Return for the periods ended October 31, 2021
Since
Inception
*
Janus Henderson U.S. Sustainable Equity ETF - NAV 1.52%
Janus Henderson U.S. Sustainable Equity ETF - Market Price 1.56%
S&P 500
®
Index 2.19%
* The Fund commenced operations on September 8, 2021.

Janus Henderson U.S. Sustainable Equity ETF
(unaudited)
Disclosure of Fund Expenses
4 October 31, 2021
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted
otherwise in the table and footnotes below.
Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to determine the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Additionally, for an analysis of the fees associated with an investment or other similar funds, please visit  www.finra.org/
fundanalyzer.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. These fees are fully described in the
Fund’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual
Hypothetical
(5% return before expenses)
Beginning Account
Value
(9/8/2021)
Ending Account
Value
(10/31/21)
Expenses
Paid During
Period
(9/8/2021 - 10/31/21)
*†
Beginning Account
Value
(5/1/21)
Ending Account
Value
(10/31/21)
Expenses
Paid During
Period
(5/1/21 - 10/31/21)
†
Net Annualized
Expense Ratio
(5/1/21 - 10/31/21)
$1,000.00 $1,015.20 $0.80 $1,000.00 $1,022.43 $2.80 0.55%
† Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by
184/365 (to reflect the one-half year period).
* Actual Expenses Paid During Period reflects only the inception period for the Fund (September 8, 2021 to October 31, 2021) and is equal to the Net
Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 53/365 (to reflect the period). Therefore, actual expenses shown are lower than would be expected for a six-month period.

Janus Henderson U.S. Sustainable Equity ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 5
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson U.S. Sustainable Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson U.S. Sustainable Equity ETF (one of the funds constituting Janus Detroit Street Trust , referred to hereafter as the "Fund") as of October 31, 2021, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period September 8, 2021 (commencement of operations) through
October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021 , and the results of its operations, changes in its net assets and the financial highlights for the period September 8, 2021 (commencement of operations)
through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit . We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2021 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
Denver, Colorado
December 17, 2021
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
October 31, 2021
6 October 31, 2021
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 98.7%
Auto Components - 3.0%
Aptiv plc* 8,935 $ 1,544,772
Biotechnology - 0.4%
Moderna , Inc.* 583 201,257
Building Products - 3.9%
Advanced Drainage Systems, Inc. 8,023 904,994
Carrier Global Corp. 21,164 1,105,396
2,010,390
Containers & Packaging - 1.5%
Avery Dennison Corp. 3,475 756,577
Electronic Equipment, Instruments & Components - 7.3%
IPG Photonics Corp.* 7,862 1,250,137
Keysight Technologies, Inc.* 8,346 1,502,447
TE Connectivity Ltd. 6,707 979,222
3,731,806
Equity Real Estate Investment Trusts (REITs) - 4.7%
Crown Castle International Corp. 3,728 672,158
Equinix , Inc. 831 695,605
Prologis, Inc. 7,440 1,078,503
2,446,266
Food Products - 0.9%
McCormick & Co., Inc. (Non-Voting) 5,705 457,712
Health Care Equipment & Supplies - 3.0%
Edwards Lifesciences Corp.* 9,265 1,110,132
STAAR Surgical Co.* 3,641 431,313
1,541,445
Health Care Providers & Services - 6.2%
Accolade, Inc.* 10,420 414,612
Encompass Health Corp. 12,737 809,564
Humana, Inc. 4,297 1,990,198
3,214,374
Health Care Technology - 0.9%
Certara , Inc.* 10,752 444,165
Insurance - 7.2%
Aon plc - Class A 3,716 1,188,823
Marsh & McLennan Cos., Inc. 8,185 1,365,258
Progressive Corp. (The) 12,069 1,145,106
3,699,187
IT Services - 3.3%
Mastercard , Inc. - Class A 3,143 1,054,540
Okta , Inc.* 1,495 369,534
Twilio , Inc. - Class A* 995 289,903
1,713,977
Life Sciences Tools & Services - 7.6%
Bruker Corp. 9,917 796,335
ICON plc* 5,714 1,638,604
Illumina, Inc.* 1,236 513,014
PerkinElmer, Inc. 5,384 952,376
3,900,329
Machinery - 6.9%
Evoqua Water Technologies Corp.* 37,549 1,570,675
Westinghouse Air Brake Technologies Corp. 12,894 1,169,872
Xylem, Inc. 6,041 788,894
3,529,441

Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
October 31, 2021
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - 10.7%
Lam Research Corp. 2,321 $ 1,308,046
Microchip Technology, Inc. 13,738 1,017,849
NVIDIA Corp. 8,594 2,197,228
Texas Instruments, Inc. 5,215 977,708
5,500,831
Software - 22.7%
Adobe, Inc.* 2,738 1,780,686
Atlassian Corp. plc - Class A* 1,409 645,505
Autodesk, Inc.* 6,615 2,100,990
Avalara, Inc.* 5,036 904,667
Bill.com Holdings, Inc.* 2,232 656,900
Cadence Design Systems, Inc.* 3,303 571,782
Microsoft Corp. 10,426 3,457,470
Workday, Inc. - Class A* 2,072 600,839
Zendesk , Inc.* 9,419 958,854
11,677,693
Specialty Retail - 2.2%
Home Depot, Inc. (The) 3,066 1,139,755
Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc. - Class B 5,865 981,156
Thrifts & Mortgage Finance - 2.5%
Walker & Dunlop, Inc. 9,752 1,268,443
Trading Companies & Distributors - 0.8%
Core & Main, Inc. - Class A* 14,549 398,061
Wireless Telecommunication Services - 1.1%
T-Mobile US, Inc.* 4,871 560,311
Total Common Stocks (cost $49,546,390) 50,717,948
Investment Companies - 0.4%
Money Market Funds - 0.4%
Federated Hermes Government Obligations Tax-Managed Fund, 0.0200%
∞
(cost
$223,976) 223,976 223,976
Total Investments (total cost $49,770,366 ) - 99.1% 50,941,924
Cash, Receivables and Other Assets, net of Liabilities - 0.9% 452,479
Net Assets - 100.0% $51,394,403
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 46,133,821 90.6%
Ireland 3,183,376 6.2
Switzerland 979,222 1.9
Australia 645,505 1.3
Total $ 50,941,924 100.0%

Janus Henderson U.S. Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
October 31, 2021
8 October 31, 2021
S&P 500
®
Index S&P 500
®
Index reflects U.S. large-cap equity performance and represents broad U.S. equity market performance.
plc Public Limited Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of October 31, 2021.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2021 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 50,717,948 $ — $ —
Investment Companies 223,976 — —
Total Assets $ 50,941,924 $ — $ —

Janus Henderson U.S. Sustainable Equity ETF
Statement of Assets and Liabilities
October 31, 2021
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Assets:
Investments, at value (cost $49,770,366) $ 50,941,924
Receivables:
Investments sold 458,963
Dividends 16,571
Total Assets 51,417,458
Liabilities:
Payables: —
Management fees 23,055
Total Liabilities 23,055
Net Assets $ 51,394,403
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 50,071,608
Total distributable earnings (loss) 1,322,795
Total Net Assets $ 51,394,403
Net Assets $ 51,394,403
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 2,025,001
Net Asset Value Per Share $ 25 .38

Janus Henderson U.S. Sustainable Equity ETF
Statement of Operations
For the period ended October 31, 2021
(1)
10 October 31, 2021
See Notes to Financial Statements.
Investment Income:
Dividends $ 34,687
Total Investment Income 34,687
Expenses:
Management Fees 35,353
Total Expenses 35,353
Net Investment Income/(Loss) (666)
Net Realized Gain/(Loss) on Investments:
Investments $ 151,903
Total Net Realized Gain/(Loss) on Investments $ 151,903
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 1,171,558
Total Change in Unrealized Net Appreciation/Depreciation $ 1,171,558
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 1,322,795
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson U.S. Sustainable Equity ETF
Statement of Changes in Net Assets
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Period Ended
October 31, 2021
(1)
Operations:
Net investment income/(loss) $ (666)
Net realized gain/(loss) on investments 151,903
Change in unrealized net appreciation/depreciation 1,171,558
Net Increase/(Decrease) in Net Assets Resulting from Operations 1,322,795
Capital Share Transactions 50,071,608
Net Increase/(Decrease) in Net Assets 51,394,403
Net Assets: —
Beginning of Period   —
End of Period $ 51,394,403
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.

Janus Henderson U.S. Sustainable Equity ETF
Financial Highlights
12 October 31, 2021
See Notes to Financial Statements.
For a share outstanding during period ended October 31 2021
(1)
Net Asset Value, Beginning of Period $25.00
Income/(Loss) from Investment Operations: —
Net investment income/(loss)
(2)
—
(3)
Net realized and unrealized g ain/(loss) 0.38
Total from Investment Operations 0.38
Less Dividends and Distributions: —
Total Dividends and Distributions —
Net Asset Value, End of Period $25.38
Total Return
*
1.52%
Net assets, End of Period (in thousands) $51,394
Average Net Assets for the Period (in thousands) $44,389
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.55%
Ratio of Net Investment Income/(Loss) (0.01)%
Portfolio Turnover Rate
(4)
1%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Amount is less than $0.005
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 13
1. Organization and Significant Accounting Policies
Janus Henderson U.S. Sustainable Equity ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. The financial statements include information for the period from September 8, 2021
(commencement of operations) through October 31, 2021. As of the date of this report, the Trust offers eleven Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca, Inc.
(NYSE Arca"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
An Authorized Participant (or other broker-dealers making markets in shares of the Fund) may hold of record more than
25% of the outstanding shares of the Fund. From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund. Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting the Distributor, Janus Capital Management LLC (“Janus Capital”
or “Janus” or "Agent") or an affiliate of Janus Capital power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the Agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation Procedures.

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
14 October 31, 2021
Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since inception.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Additional Investment Risk
In response to the COVID-19 pandemic, the U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets, including reducing interest rates to record low levels. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown. The withdrawal of this support, a failure of measures put in place in response to such economic uncertainty, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation.
Widespread disease, including pandemics and epidemics, and natural or environmental disasters, including those which may be attributable to global climate change, such as earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
16 October 31, 2021
adversely affect markets or issuers in other regions or countries, including the United States. These disruptions could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective(s). Any such event(s) could have a significant adverse impact on the value of a Fund. In addition, these disruptions could also impair the information technology and other operational systems upon which the Fund’s service providers, including Janus Capital, rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund. Adverse weather conditions may also have a particularly negative effect on issuers in the agricultural sector in the agricultural sector and on insurance and reinsurance companies that insure or reinsure against the impact of natural disasters.
A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations.
Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/
or have been impaired in their ability to extend credit. As a result, financial markets in the EU have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread further within the EU. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. All of these developments may continue to significantly affect the economies of all
EU countries, which in turn may have a material adverse effect on a Fund's investments in such countries that depend on EU countries for significant amounts of trade or investment, or issues with exposure to debt issued by certain EU countries.
Management Risk
The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Although the Fund seeks to provide long-term positive returns, market conditions or implementation of the Fund's investment process may result in losses, and the Fund may not meet its investment objective. As such, there can be no assurance of positive "absolute" returns.
Industry and Sector Risk
Although the Fund does not concentrate its investments in specific industries or industry sectors, it emphasizes certain themes and megatrends. As a result, at times, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same megatrend. Companies in the same industry or economic sector or that benefit from the same megatrend may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. In addition, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index due to its ESG focus, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors.
Real Estate Investing
The Fund may invest in equity securities of real estate-related companies to the extent such securities are included in the
Underlying Index. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred and convertible securities of issuers in real estate-related industries.
A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans.
REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded
OTC.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in companies that relate to certain sustainable development themes and demonstrate adherence to Environmental, Sustainability and Governance ("ESG") practices.
Accordingly, the Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors. As a result, the Fund may be overweight or underweight in certain industries or sectors relative to its benchmark index, which may cause the Fund’s performance to be more or less sensitive to developments affecting those sectors. In addition, since sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and
ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries. Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so. There is no guarantee that sustainable investments will outperform the broader market on either an absolute or relative basis.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays Janus Capital a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. Janus Capital’s fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended October 31, 2021, the Fund’s contractual management fee rate (expressed as an annual rate) was
0.55% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with Janus Capital, on behalf of the Fund. As compensation for such services, Janus Capital pays JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. Janus
Capital serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. Janus Capital does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with Janus Capital on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
Daily Net Assets Fee Rate
$0-$250 million 0.55%
Over $250 million 0.50%

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
18 October 31, 2021
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS Distributors, Inc. (the “Distributor”)
or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to
0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the
Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2021, Janus Capital owned 1,700,001 shares or 83.95% of the Fund.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2021 are noted below.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$150,812 $425 $ — $ — $ — $ — $1,171,558
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$49,770,366 $2,541,651 $(1,370,093) $1,171,558
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$ — $ — $ — $ —

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. The following reclassifications have been made to the Fund:
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended October 31, 2021, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2021, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2021 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Increase/(Decrease) to Capital
Increase/(Decrease) to Undistributed
Net Investment Income/Loss
Increase/(Decrease) to Undistributed
Net realized Gain/Loss
$ — $666 $(666)
Period Ended October 31, 2021
(1)
Shares Amount
Shares sold 2,025,001 $ 50,071,608
Shares repurchased — —
Net Increase/(Decrease) 2,025,001 $ 50,071,608
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$10,791,068 $458,963 $ — $ —
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$39,063,140 $ — $ — $ —
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay ALPS Distributors, Inc. (the “Distributor”)
or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to
0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the
Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2021, Janus Capital owned 1,700,001 shares or 83.95% of the Fund.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2021 are noted below.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Loss Deferrals
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses
Late-Year
Ordinary Loss
Post-October
Capital Loss
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$150,812 $425 $ — $ — $ — $ — $1,171,558
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$49,770,366 $2,541,651 $(1,370,093) $1,171,558
For the year ended October 31, 2021
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$ — $ — $ — $ —

Janus Henderson U.S. Sustainable Equity ETF
Additional Information
(unaudited)
20 October 31, 2021
Proxy Voting Policies and Voting Record
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Fund’s website at
janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Fund files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters each fiscal year as an exhibit to Form N-PORT within 60 days of the end of such fiscal quarter. The Fund’s Form N-PORT and Form N-Q filings: are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling Janus Henderson at 1-800-525-
0020 (toll free).
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2021.
Dividends Received Deduction Percentage 18%
Qualified Dividend Income Percentage 18%

Janus Henderson U.S. Sustainable Equity ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 21
The Trustees of Janus Detroit Street Trust (the “Trust”), including the Trustees who are not “interested persons” (the
“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), met on July 22, 2021 to consider the proposed investment management agreement (the “Investment Management
Agreement”) for each of Janus Henderson U.S. Sustainable Equity ETF (“SSPX”), Janus Henderson International
Sustainable Equity ETF (“SXUS”), Janus Henderson Net Zero Transition Resources ETF (“JZRO”), Janus Henderson
Sustainable Corporate Bond ETF (“SCRD”), and Janus Henderson Sustainable & Impact Core Bond ETF (“JIB”) (each a “New Fund,” and collectively, the “New Funds”). In the course of their consideration of each Investment Management
Agreement, the Trustees met in executive session and were advised by their independent counsel. In this regard, the
Board, including the Independent Trustees, evaluated the terms of each Investment Management Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of each Investment Management Agreement, the Board, including the Independent Trustees, reviewed the materials provided to it relating to their consideration of each Investment Management Agreement for each New Fund and other information provided by counsel and Janus Capital Management LLC, the proposed investment adviser to the New Funds (the “Adviser”), including: (i) a copy of the form of Investment Management Agreement with respect to the Adviser’s management of the assets of each New Fund; (ii) information regarding the nature, quality and extent of the services to be provided to each New Fund by the Adviser, and the fees to be charged to each New Fund therefor;
(iii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing each New Fund’s anticipated advisory fee structure and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the proposed advisory fee and expenses of each New Fund to those of other, third-party investment companies (including exchange-traded funds (“ETFs”)) considered to be comparable.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including: the nature, extent and quality of the services to be provided to each New Fund by the Adviser; the Adviser’s personnel and operations; each New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment
Management Agreement at certain asset levels of each New Fund; “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on each New Fund’s expenses; and potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the New
Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to agreements with each New Fund and the fees to be paid by each New Fund therefor, each New Fund and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees concluded that the success of each New Fund could attract other business to the Adviser or other Janus Henderson funds, and that the success of the
Adviser could enhance the Adviser’s ability to serve the New Funds.
The Board, including the Independent Trustees, considered the following in respect of each New Fund:
(a) The nature, extent and quality of services to be provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser would provide to each New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as each New Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of each New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each New Fund; the management of the day-to-day investment and reinvestment of the assets of each New Fund; determining daily baskets of securities and cash components, and negotiating custom baskets in connection with creation and redemption transactions in each New Fund’s shares; executing portfolio security trades for purchases and redemptions of each New Fund shares conducted on a cash basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to each New Fund.

Janus Henderson U.S. Sustainable Equity ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
22 October 31, 2021
The Board reviewed the Adviser’s experience, resources and strengths in managing other pooled investment vehicles, such as the other funds in the Trust as well as environmental, social and governance focused strategies and products, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each New Fund was likely to benefit from the nature, quality and extent of these services, as well as the
Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services to be rendered and fees to be paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with each New Fund; “fall-out” benefits.
The Board then compared both the services to be rendered and the proposed fees to be paid under each Investment
Management Agreement, with fees paid under contracts of other investment advisers for comparable mutual funds and ETFs as applicable. In particular, the Board compared each New Fund’s proposed management fee and projected expense ratio to other investment companies anticipated to be in each New Fund’s peer group. With respect to SSPX,
JZRO, SCRD, and JIB, the Board noted that the Adviser was recommending a unitary fee that was lower than both the median contractual management fee and median total expense ratio of each New Fund’s anticipated peer group, and that the Funds’ proposed management fee schedules would include contractual break points that could potentially reduce the unitary fee further depending on each New Fund’s asset growth. With respect to SXUS, the Board noted that the Adviser was recommending a unitary fee that was one basis point higher than the median contractual management fee and equal to the median total expense ratio of the New Fund’s anticipated peer group. The Board noted that the proposed management fee schedule for SXUS would also include contractual break points that could potentially reduce the unitary fee further depending on the New Fund’s asset growth.
The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to each New Fund, including operational costs.
After comparing each New Fund’s proposed fees with those of the funds in each New Fund’s respective anticipated peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the Adviser with respect to each New Fund was fair and reasonable.
The Board also considered that the Adviser may benefit from certain trading services and research permissibly obtained from broker-dealers with client commissions generated from trading equity securities, and may also experience reputational “fall-out” benefits based on the success of each New Fund, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as each New Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. Since each New Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board specific information concerning the extent to which economies of scale would be realized as each New Fund grows and whether the management fee level would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels; however, the Board noted that the fee schedule proposed by the Adviser for SSPX, SXUS, and JZRO each contained a breakpoint for assets above $250 million and for SCRD and
JIB each contained a breakpoint for assets above $500 million. The Board also noted the unitary fee structure, pursuant to which the Adviser pays, with certain exceptions, any excess costs incurred to operate each New Fund. The Board acknowledged the unitary fee cap effectively puts the risk of higher costs at lower asset levels on the Adviser rather than the New Funds.
(d) Investment performance of each New Fund and the Adviser.
Because each New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of each New Fund.
Conclusion.
No single factor was determinative to the decision of the Board. Based on its consideration of the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed management fee rate and projected total expense ratio of each New Fund are reasonable in relation to the services to be provided by the Adviser to each

Janus Henderson U.S. Sustainable Equity ETF
Board Considerations Regarding Approval of Investment Advisory Agreements
(unaudited)
Janus Detroit Street Trust 23
New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The
Board also found the proposed management fee for each New Fund to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of each New Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the Investment Management Agreement for each New Fund.

Janus Henderson U.S. Sustainable Equity ETF
Trustees and Officers
(unaudited)
24 October 31, 2021
The following are the Trustees and officers of the Trust together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years). The Fund’s
Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.
Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the
Fund’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The
Fund’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Clayton Street Trust. As of the date of this report, collectively, the two registered investment companies consist of 14 series or funds.
The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of
Clayton Street Trust. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Except as otherwise disclosed, Fund officers receive no compensation from the Funds.
TRUSTEES
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Independent Trustees
Clifford J. Weber
151 Detroit Street
Denver, CO 80206
DOB: 1963
Chairman
Trustee
2/16-Present Owner, Financial Products
Consulting Group LLC
(consulting services to financial
institutions) (since 2015).
14 Independent Trustee, Clough
Funds Trust (investment
company) (since 2015),
Chairman, Clough Funds Trust
(since 2017), Independent
Trustee, Clough Global
Dividend and Income
Fund (closed-end fund) (since
2017), Independent Trustee,
Clough Global Opportunities
Fund (closed-end fund)
(since 2017), Independent
Trustee, Clough Global Equity
Fund (closed-end fund)
(since 2017), Independent
Trustee, Elevation ETF Trust
(investment company) (2016-
2018), Chairman, Elevation
ETF Trust (2016-2018), and
Independent Trustee, Global X
Funds (investment company)
(since 2018).

Janus Henderson U.S. Sustainable Equity ETF
Trustees and Officers
(unaudited)
Janus Detroit Street Trust 25
* Each Trustee also serves as a trustee to the Clayton Street Trust, which is currently comprised of three portfolios.
** Ms. Benz is an Interested Trustee because of her employment with Janus Henderson Investors.
Name, Address, and Age
Positions Held
with the Trust
Length of
Time Served
Principal Occupations
During the Past Five Years
Number of
Portfolios/Funds
in Fund Complex
Overseen by
Trustee*
Other Directorships
Held by Trustee
During the Past Five Years
Maureen T. Upton
151 Detroit Street
Denver, CO 80206
DOB: 1965
Trustee 2/16-Present Principal, Maureen Upton
Ltd. (consulting services
to developers of major
infrastructure projects and
investors) (since 2017).
Formerly, Principal Consultant,
SRK Consulting (U.S.), Inc.
(consulting services to global
mining, energy and water
resource industries) (2015-
2017) and Founder and
Principal, Resource Initiatives
LLC (sustainability consulting
firm) (2006-2015).
14
Jeffrey B. Weeden
151 Detroit Street
Denver, CO 80206
DOB: 1956
Trustee 2/16-Present Senior Advisor, BayBoston
Capital LP (investment fund
in banks and bank holdings
companies) (since 2015).
Formerly, Management Advisor,
BoxCast, Inc. (technology start-
up company) (2014-2017).
14 Director, West Travis County
Municipal Utility District No. 6
(municipal utility) (since 2020)
and Director, State Farm Bank
(banking) (2014-2021).
Interested Trustee
Carrie Benz**
151 Detroit Street
Denver, CO 80206
DOB: 1975
Trustee 1/21-Present Global Head of Investment
Services, Janus Henderson
Investors (since 2017); Vice
President, Investments
Chief of Staff, Janus Capital
Management LLC (2007-
2017).
14

Janus Henderson U.S. Sustainable Equity ETF
Trustees and Officers
(unaudited)
26 October 31, 2021
OFFICERS
* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.
Name, Address, and Age Positions Held with the Trust
Term of Office* and
Length of Time Served
Principal Occupations
During the Past Five Years
Bruce L. Koepfgen
151 Detroit Street
Denver, CO 80206
DOB: 1952
President and Chief
Executive Officer
2/16-Present Executive Vice President, Head of North America
at Janus Henderson Investors (since 2017),
President and Head of North America at Janus
Capital Management LLC (since 2013 and 2017,
respectively), President at Janus Capital Group
Inc. (since 2013), President and Director at Janus
International Holding LLC (since 2019 and 2011,
respectively), President at Janus Holdings LLC
(since 2019), President and Director at Janus
Management Holdings Corporation (since 2017 and
2012, respectively), Executive Vice President and
Head of North America at Janus Distributors LLC
(since 2011 and 2019, respectively), Vice President
and Director at Intech Investment Management
LLC (since 2012), and Executive Vice President at
Perkins Investment Management LLC (since 2011).
Formerly, Executive Vice President at Janus Capital
Group Inc., Janus International Holding LLC, and
Janus Management Holdings Corporation (2011-
2019), Director at Perkins Investment Management
LLC (2011-2019), and Chief Financial Officer at
Janus Capital Group Inc. (2011-2013).
Kristin Mariani
151 Detroit Street
Denver, CO 80206
DOB: 1966
Vice President, Chief
Compliance Officer, and Anti-
Money Laundering Officer
7/20-Present Head of Compliance, North America for Janus
Henderson Investors (since September 2020)
and Chief Compliance Officer for Janus Capital
Management LLC (since September 2017).
Formerly, Global Head of Investment Management
Compliance for Janus Henderson Investors
(February 2019 - August 2020), Vice President,
Head of Global Distribution Compliance and Chief
Compliance Officer of Janus Henderson Distributors
(May 2017 – September 2017), Vice President,
Compliance at Janus Capital Group Inc., Janus
Capital Management LLC, and Janus Distributors
LLC (2009-2017).
Jesper Nergaard
151 Detroit Street
Denver, CO 80206
DOB: 1962
Chief Financial Officer, Vice
President, Treasurer, and
Principal Accounting Officer
2/16-Present Head of U.S. Fund Administration, Janus Henderson
Investors and Janus Services LLC.
Byron D. Hittle
151 Detroit Street
Denver, CO 80206
DOB: 1974
Vice President, Secretary, and
Chief Legal Officer
7/18-Present Managing Counsel of Janus Henderson Investors
(2017-present). Formerly, Assistant Vice President
and Senior Legal Counsel of Janus Capital
Management LLC (2012-2016).

Janus Henderson U.S. Sustainable Equity ETF
Notes
Janus Detroit Street Trust 27

Janus Henderson U.S. Sustainable Equity ETF
Notes
28 October 31, 2021

Janus Henderson U.S. Sustainable Equity ETF
Notes
Janus Detroit Street Trust 29

125-02-93093 12-21
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Capital Management LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Item 2.  Code of Ethics.

As of the end of the period covered by this Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR), which is posted on the Registrant’s website: janushenderson.com. Registrant intends to post any amendments to, or waivers from (as defined in Item 2 of Form N-CSR), such code on janushenderson.com within five business days following the date of such amendment or waiver.

Item 3  Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Jeffrey B. Weeden, the Chairman of the Board’s Audit and Pricing Committee is an “audit committee financial expert,” as defined in Item 3 to Form N-CSR: Jeffrey B. Weeden is “independent” under the standards set forth in Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a)           Audit Fees
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $380,126 for 2021 and $206,089 for 2020.

(b)           Audit Related Fees
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under paragraph (a) of this Item are $34,926 for 2021 and $0 for 2020.

(c)           Tax Fees
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2021 and $46,999 for 2020.  The nature of the services comprising the fees disclosed under this category includes tax compliance, tax planning, and tax advice.

(d)           All Other Fees
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2021 and $0 for 2020.

(e)           Pre-Approval Policies and Procedures
(1)  The registrant’s Audit Committee Charter requires the registrant’s Audit Committee to pre-approve any engagement of the principal accountant (i) to provide audit or non-audit services to the registrant or (ii) to provide non-audit services to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X. The Chairman of the Audit Committee or, if the Chairman is unavailable, another member of the Audit Committee who is an independent Trustee, may grant the pre-approval. All such delegated pre-approvals must be presented to the Audit Committee no later than the next Audit Committee meeting.

(2)    0%

(f)  Not applicable as less than 50%.

(g)  The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years of the registrant are $0  for 2021 and $46,999 for 2020.

(h)  The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The members of the committee are Jeffrey B Weeden, Maureen T. Upton and Clifford J. Weber.

Item 6.  Investments.

(a)  Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.

(b)    Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)  There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.  Exhibits.

(a)    (1)  Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

         (2) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

         (3) Not applicable.

         (4) Not applicable.

(b)     A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
JANUS DETROIT STREET TRUST

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen
President and Chief Executive Officer (Principal Executive Officer)
Date: December 30, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce L. Koepfgen
Bruce L. Koepfgen
President and Chief Executive Officer (Principal Executive Officer)
Date: December 30, 2021

By:	/s/ Jesper Nergaard
Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)
Date: December 30, 2021